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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 1
ING GET U.S. Core Portfolio Series 2
ING GET U.S. Core Portfolio Series 3
ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING VP Global Equity Dividend Portfolio

The schedules are not audited.

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 35.9%
		Advertising: 0.1%
1,200	@	Interpublic Group of Cos., Inc.	$13,968
1,000		Omnicom Group, Inc.	83,630

			97,598

		Aerospace/Defense: 0.9%
5,850		Boeing Co.	397,507
1,650		General Dynamics Corp.	197,258
550		Goodrich Corp.	24,387
550		L-3 Communications Holdings, Inc.	43,489
3,210		Lockheed Martin Corp.	195,938
1,843		Northrop Grumman Corp.	100,167
2,915		Raytheon Co.	110,828
1,450		Rockwell Collins, Inc.	70,064
5,400		United Technologies Corp.	279,936

			1,419,574

		Agriculture: 0.7%
10,900		Altria Group, Inc.	803,439
5,970		Archer-Daniels-Midland Co.	147,220
2,490		Monsanto Co.	156,248
640		Reynolds American, Inc.	53,133
1,300		UST, Inc.	54,418

			1,214,458

		Airlines: 0.0%
3,600		Southwest Airlines Co.	53,460

			53,460

		Apparel: 0.2%
3,400	@	Coach, Inc.	106,624
1,000		Jones Apparel Group, Inc.	28,500
900		Liz Claiborne, Inc.	35,388
1,320		Nike, Inc.	107,818
400		Reebok Intl., Ltd.	22,628
820		VF Corp.	47,535

			348,493

		Auto Manufacturers: 0.1%
13,200		Ford Motor Co.	130,152
400	@	Navistar Intl. Corp.	12,972
375		PACCAR, Inc.	25,459

			168,583

		Auto Parts and Equipment: 0.1%
1,300	@	Goodyear Tire & Rubber Co.	20,267
1,100		Johnson Controls, Inc.	68,255

			88,522

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.3%
1,700		AmSouth Bancorporation	$42,942
29,214		Bank of America Corp.	1,229,908
2,860		BB&T Corp.	111,683
900		Comerica, Inc.	53,010
550		Compass Bancshares, Inc.	25,207
500		First Horizon National Corp.	18,175
1,250		Huntington Bancshares, Inc.	28,088
3,250		KeyCorp	104,813
450		M & T Bank Corp.	47,570
1,200		Marshall & Ilsley Corp.	52,212
2,200		Mellon Financial Corp.	70,334
5,660		National City Corp.	189,270
1,000		Northern Trust Corp.	50,550
1,400		PNC Financial Services Group, Inc.	81,228
300		Regions Financial Corp.	9,336
1,600		State Street Corp.	78,272
2,000		SunTrust Banks, Inc.	138,900
1,371		Synovus Financial Corp.	38,004
4,200		The Bank of New York Co., Inc.	123,522
9,800		U.S. Bancorp	275,184
8,335		Wachovia Corp.	396,663
9,100		Wells Fargo & Co.	532,986
450		Zions Bancorporation	32,045

			3,729,902

		Beverages: 1.0%
800		Anheuser-Busch Cos., Inc.	34,432
450		Brown-Forman Corp.	26,793
14,700		Coca-Cola Co.	634,893
1,750		Coca-Cola Enterprises, Inc.	34,125
1,000	@	Constellation Brands, Inc.	26,000
1,350		Pepsi Bottling Group, Inc.	38,543
14,870		PepsiCo, Inc.	843,277

			1,638,063

		Biotechnology: 0.5%
6,500	@	Amgen, Inc.	517,855
1,800	@	Biogen Idec, Inc.	71,064
600	@	Chiron Corp.	26,172
1,250	@	Genzyme Corp.	89,550
1,300	@	MedImmune, Inc.	43,745
200	@	Millipore Corp.	12,578

			760,964

		Building Materials: 0.1%
950		American Standard Cos., Inc.	44,223
2,250		Masco Corp.	69,029
550		Vulcan Materials Co.	40,816

			154,068

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.5%
1,150		Air Products & Chemicals, Inc.	$63,411
400		Ashland, Inc.	22,096
5,000		Dow Chemical Co.	208,349
5,350		Du Pont EI de Nemours & Co.	209,559
500		Eastman Chemical Co.	23,485
1,300		Ecolab, Inc.	41,509
350		Engelhard Corp.	9,769
700		International Flavors & Fragrances, Inc.	24,948
1,550		PPG Industries, Inc.	91,745
2,000		Praxair, Inc.	95,860
1,100		Rohm & Haas Co.	45,243
650		Sherwin-Williams Co.	28,646
450		Sigma-Aldrich Corp.	28,827

			893,447

		Commercial Services: 0.3%
5,451		Cendant Corp.	112,509
1,150		Equifax, Inc.	40,181
1,700		H&R Block, Inc.	40,766
2,820		McKesson Corp.	133,808
300		Moody’s Corp.	15,324
1,900		Paychex, Inc.	70,452
1,300		R.R. Donnelley & Sons Co.	48,191
1,250		Robert Half Intl., Inc.	44,488

			505,719

		Computers: 1.8%
700	@	Affiliated Computer Services, Inc.	38,220
7,410	@	Apple Computer, Inc.	397,250
1,000	@	Computer Sciences Corp.	47,310
21,400	@	Dell, Inc.	731,880
2,700		Electronic Data Systems Corp.	60,588
17,100	@	EMC Corp.	221,274
16,300		Hewlett-Packard Co.	475,960
8,350		International Business Machines Corp.	669,837
650	@	Lexmark Intl., Inc.	39,683
1,500	@	NCR Corp.	47,865
1,750	@	Network Appliance, Inc.	41,545
17,900	@	Sun Microsystems, Inc.	70,168
1,900	@	Unisys Corp.	12,616

			2,854,196

		Cosmetics/Personal Care: 0.8%
375		Alberto-Culver Co.	16,781
3,650		Colgate-Palmolive Co.	192,684
4,950		Gillette Co.	288,090
12,950		Procter & Gamble Co.	770,007

			1,267,562

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.1%
1,236		Genuine Parts Co.	$53,024
450		W.W. Grainger, Inc.	28,314

			81,338

		Diversified Financial Services: 1.9%
6,700		American Express Co.	384,847
500		Bear Stearns Cos., Inc.	54,875
1,550		Capital One Financial Corp.	123,256
5,350		Charles Schwab Corp.	77,201
1,750		CIT Group, Inc.	79,065
5,550		Citigroup, Inc.	252,636
608		Countrywide Financial Corp.	20,052
2,000	@	E*TRADE Financial Corp.	35,200
5,200		Fannie Mae	233,064
250		Federated Investors, Inc.	8,308
1,000		Franklin Resources, Inc.	83,960
700		Freddie Mac	39,522
2,550		Goldman Sachs Group, Inc.	310,029
3,800		JPMorgan Chase & Co.	128,934
1,960		Lehman Brothers Holdings, Inc.	228,301
6,800		MBNA Corp.	167,552
5,000		Merrill Lynch & Co., Inc.	306,750
5,850		Morgan Stanley	315,548
2,870	@	Providian Financial Corp.	50,742
2,100		SLM Corp.	112,644
550		T. Rowe Price Group, Inc.	35,915

			3,048,401

		Electric: 1.2%
3,560	@	AES Corp.	58,491
850	@	Allegheny Energy, Inc.	26,112
1,150		Ameren Corp.	61,514
2,150		American Electric Power Co., Inc.	85,355
1,650		CenterPoint Energy, Inc.	24,536
1,550	@	CMS Energy Corp.	25,498
1,400		Consolidated Edison, Inc.	67,970
1,150		Constellation Energy Group, Inc.	70,840
1,750		Dominion Resources, Inc.	150,744
900		DTE Energy Co.	41,274
5,650		Duke Energy Corp.	164,810
2,300		Edison Intl.	108,744
250		Entergy Corp.	18,580
3,500		Exelon Corp.	187,039
1,700		FirstEnergy Corp.	88,604
2,050		FPL Group, Inc.	97,580
1,450		NiSource, Inc.	35,163
2,100		PG&E Corp.	82,425
500		Pinnacle West Capital Corp.	22,040
2,500		PPL Corp.	80,825
1,200		Public Service Enterprise Group, Inc.	77,232
800		Southern Co.	28,608
2,050		TECO Energy, Inc.	36,941
2,220		TXU Corp.	250,593
2,150		Xcel Energy, Inc.	42,162

			1,933,680

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.1%
900		American Power Conversion Corp.	$23,310
2,200		Emerson Electric Co.	157,960

			181,270

		Electronics: 0.2%
3,550	@	Agilent Technologies, Inc.	116,262
950		Applera Corp. — Applied Biosystems Group	22,078
1,350	@	Jabil Circuit, Inc.	41,742
650		Parker Hannifin Corp.	41,802
850		PerkinElmer, Inc.	17,315
2,900	@	Sanmina-SCI Corp.	12,441
9,340	@	Solectron Corp.	36,519
900	@	Thermo Electron Corp.	27,810
850	@	Waters Corp.	35,360

			351,329

		Engineering and Construction: 0.0%
500		Fluor Corp.	32,190

			32,190

		Entertainment: 0.0%
1,750		International Game Technology	47,250

			47,250

		Environmental Control: 0.1%
2,800		Waste Management, Inc.	80,108

			80,108

		Food: 0.4%
500		Albertson’s, Inc.	12,825
1,550		Campbell Soup Co.	46,113
1,400		ConAgra Foods, Inc.	34,650
2,000		General Mills, Inc.	96,399
1,650		H.J. Heinz Co.	60,291
1,300		Hershey Foods Corp.	73,203
1,700		Kellogg Co.	78,421
3,500	@	Kroger Co.	72,065
1,100		McCormick & Co., Inc.	35,893
2,300		Safeway, Inc.	58,880
769		Sara Lee Corp.	14,573
1,300		SUPERVALU, Inc.	40,456
1,300		Tyson Foods, Inc.	23,465
1,100		Wm. Wrigley Jr. Co.	79,068

			726,302

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
150		Georgia-Pacific Corp.	$5,109
850		Louisiana-Pacific Corp.	23,537
1,150		MeadWestvaco Corp.	31,763
950		Plum Creek Timber Co., Inc.	36,015
700		Temple-Inland, Inc.	28,595
1,300		Weyerhaeuser Co.	89,374

			214,393

		Gas: 0.1%
750		KeySpan Corp.	27,585
200		Nicor, Inc.	8,406
1,300		Sempra Energy	61,178

			97,169

		Hand/Machine Tools: 0.1%
650		Black & Decker Corp.	53,359
450		Snap-On, Inc.	16,254
450		Stanley Works	21,006

			90,619

		Healthcare-Products: 1.2%
350		Bausch & Lomb, Inc.	28,238
3,300		Baxter Intl., Inc.	131,571
1,340		Becton Dickinson & Co.	70,256
3,700	@	Boston Scientific Corp.	86,469
600		C.R. Bard, Inc.	39,618
1,680		Guidant Corp.	115,735
15,600		Johnson & Johnson	987,168
6,150		Medtronic, Inc.	329,763
1,800	@	St. Jude Medical, Inc.	84,240
300		Stryker Corp.	14,829
300	@	Zimmer Holdings, Inc.	20,667

			1,908,554

		Healthcare-Services: 1.0%
2,820		Aetna, Inc.	242,915
740	@	Coventry Health Care, Inc.	63,655
2,350		HCA, Inc.	112,612
1,300	@	Humana, Inc.	62,244
650	@	Laboratory Corp. of America Holdings	31,662
400		Quest Diagnostics, Inc.	20,216
11,220		UnitedHealth Group, Inc.	630,564
5,470	@	WellPoint, Inc.	414,735

			1,578,603

		Home Furnishings: 0.0%
200		Whirlpool Corp.	15,154

			15,154

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1%
800		Clorox Co.	$44,432
50		Fortune Brands, Inc.	4,067
2,550		Kimberly-Clark Corp.	151,801

			200,300

		Housewares: 0.0%
1,350		Newell Rubbermaid, Inc.	30,578

			30,578

		Insurance: 2.0%
1,540	@@	ACE Ltd.	72,488
2,450		AFLAC, Inc.	110,985
4,730		Allstate Corp.	261,522
550		AMBAC Financial Group, Inc.	39,633
14,000		American Intl. Group, Inc.	867,439
1,650		Aon Corp.	52,932
1,890		Chubb Corp.	169,250
910		CIGNA Corp.	107,253
866		Cincinnati Financial Corp.	36,277
1,600		Hartford Financial Services Group, Inc.	123,472
100		Jefferson-Pilot Corp.	5,117
1,300		Lincoln National Corp.	67,626
970		Loews Corp.	89,638
900		MBIA, Inc.	54,558
5,540		MetLife, Inc.	276,058
700		MGIC Investment Corp.	44,940
2,350		Principal Financial Group	111,320
1,030		Progressive Corp.	107,913
2,730		Prudential Financial, Inc.	184,439
630		Safeco Corp.	33,629
6,370		St. Paul Travelers Cos., Inc.	285,821
900		Torchmark Corp.	47,547
1,350		UnumProvident Corp.	27,675
680	@@	XL Capital Ltd.	46,260

			3,223,792

		Internet: 0.3%
5,850	@	eBay, Inc.	241,020
700	@	Monster Worldwide, Inc.	21,497
11,359	@	Symantec Corp.	257,395
1,300	@	Yahoo!, Inc.	43,992

			563,904

		Iron/Steel: 0.1%
1,500		Nucor Corp.	88,485
1,000		United States Steel Corp.	42,350

			130,835

		Leisure Time: 0.1%
700		Brunswick Corp.	26,411

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.1% (continued)
2,650		Carnival Corp.	$132,447
1,400		Harley-Davidson, Inc.	67,816
100		Sabre Holdings Corp.	2,028

			228,702

		Lodging: 0.1%
850		Harrah’s Entertainment, Inc.	55,412
1,650		Hilton Hotels Corp.	36,828
1,100		Marriott Intl., Inc.	69,300
1,000		Starwood Hotels & Resorts Worldwide, Inc.	57,170

			218,710

		Machinery-Diversified: 0.1%
100		Cummins, Inc.	8,799
1,250		Deere & Co.	76,500
850		Rockwell Automation, Inc.	44,965

			130,264

		Media: 1.2%
2,800		Clear Channel Communications, Inc.	92,092
11,550	@	Comcast Corp.	339,338
1,300		Gannett Co., Inc.	89,479
3,620		McGraw-Hill Cos., Inc.	173,905
350		Meredith Corp.	17,462
750		New York Times Co.	22,313
13,800		News Corp. — Class A	215,142
24,600		Time Warner, Inc.	445,505
1,350		Tribune Co.	45,752
8,350		Viacom, Inc.	275,633
10,150		Walt Disney Co.	244,920

			1,961,541

		Mining: 0.1%
1,700		Freeport-McMoRan Copper & Gold, Inc.	82,603
580		Phelps Dodge Corp.	75,359

			157,962

		Miscellaneous Manufacturing: 1.8%
4,050		3M Co.	297,108
400		Cooper Industries Ltd.	27,656
1,450		Danaher Corp.	78,054
1,000		Dover Corp.	40,790
650		Eaton Corp.	41,308
55,650		General Electric Co.	1,873,735
4,500		Honeywell Intl., Inc.	168,750
1,300		Illinois Tool Works, Inc.	107,029
2,800	@@	Ingersoll-Rand Co. Ltd.	107,044
450		ITT Industries, Inc.	51,120
350		Pall Corp.	9,625
1,000		Textron, Inc.	71,720

			2,873,939

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
1,150		Pitney Bowes, Inc.	$48,001
4,700	@	Xerox Corp.	64,155

			112,156

		Oil and Gas: 4.0%
350		Amerada Hess Corp.	48,125
1,000		Anadarko Petroleum Corp.	95,750
1,450		Apache Corp.	109,069
3,050		Burlington Resources, Inc.	248,026
17,026		ChevronTexaco Corp.	1,102,092
8,600		ConocoPhillips	601,225
3,400		Devon Energy Corp.	233,376
1,100		EOG Resources, Inc.	82,390
47,600		Exxon Mobil Corp.	3,024,503
550		Kerr-McGee Corp.	53,411
2,150		Marathon Oil Corp.	148,200
600		Murphy Oil Corp.	29,922
700	@, @@	Nabors Industries, Ltd.	50,281
150		Noble Corp.	10,269
2,300		Occidental Petroleum Corp.	196,489
400	@	Rowan Cos., Inc.	14,196
1,200		Sunoco, Inc.	93,840
1,350	@	Transocean, Inc.	82,769
2,300		Valero Energy Corp.	260,038
300		XTO Energy, Inc.	13,596

			6,497,567

		Oil and Gas Services: 0.1%
300		Baker Hughes, Inc.	17,904
300		BJ Services Co.	10,797
450		Halliburton Co.	30,834
50	@	National-Oilwell Varco, Inc.	3,290
500		Schlumberger Ltd.	42,190
100	@	Weatherford Intl. Ltd.	6,866

			111,881

		Packaging and Containers: 0.0%
800		Ball Corp.	29,392
400	@	Pactiv Corp.	7,008
500	@	Sealed Air Corp.	23,730

			60,130

		Pharmaceuticals: 2.0%
8,200		Abbott Laboratories	347,679
750		Allergan, Inc.	68,715
1,010		AmerisourceBergen Corp.	78,073
3,070		Cardinal Health, Inc.	194,761
2,370	@	Caremark Rx, Inc.	118,334
5,900		Eli Lilly & Co.	315,768

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 2.0% (continued)
800	@	Express Scripts, Inc.	$49,760
1,600	@	Forest Laboratories, Inc.	62,352
2,200	@	Gilead Sciences, Inc.	107,272
1,480	@	Hospira, Inc.	60,636
2,200	@	King Pharmaceuticals, Inc.	33,836
1,350	@	Medco Health Solutions, Inc.	74,021
11,750		Merck & Co., Inc.	319,718
38,650		Pfizer, Inc.	965,090
7,700		Schering-Plough Corp.	162,085
550	@	Watson Pharmaceuticals, Inc.	20,136
7,050		Wyeth	326,203

			3,304,439

		Pipelines: 0.1%
400		Kinder Morgan, Inc.	38,464
2,250		Williams Cos., Inc.	56,363

			94,827

		Real Estate Investment Trusts: 0.2%
450		Apartment Investment & Management Co.	17,451
1,100		Archstone-Smith Trust	43,857
150		Equity Residential	5,678
1,300		ProLogis	57,603
500		Public Storage, Inc.	33,500
1,100		Simon Property Group, Inc.	81,532
500		Vornado Realty Trust	43,310

			282,931

		Retail: 2.3%
900	@	Autonation, Inc.	17,973
200	@	Autozone, Inc.	16,650
1,350	@	Bed Bath & Beyond, Inc.	54,243
3,605		Best Buy Co., Inc.	156,926
900		Circuit City Stores, Inc.	15,444
2,300		Costco Wholesale Corp.	99,107
4,300		CVS Corp.	124,743
1,340		Darden Restaurants, Inc.	40,696
350		Dillard’s, Inc.	7,308
1,400		Dollar General Corp.	25,676
450		Family Dollar Stores, Inc.	8,942
2,113		Federated Department Stores, Inc.	141,296
4,000		Gap, Inc.	69,720
11,220		Home Depot, Inc.	427,930
1,750		J.C. Penney Co., Inc. Holding Co.	82,985
1,850	@	Kohl’s Corp.	92,833
1,900		Limited Brands, Inc.	38,817
4,050		Lowe’s Cos., Inc.	260,820
8,900		McDonald’s Corp.	298,061
1,800		Nordstrom, Inc.	61,776
1,450	@	Office Depot, Inc.	43,065
520	@	Sears Holdings Corp.	64,698
6,085		Staples, Inc.	129,732
2,150	@	Starbucks Corp.	107,715

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.3% (continued)
4,300		Target Corp.	$223,299
400		Tiffany & Co.	15,908
2,150		TJX Cos., Inc.	44,032
13,100		Wal-Mart Stores, Inc.	574,041
9,140		Walgreen Co.	397,133
550		Wendy’s Intl., Inc.	24,833
1,350		Yum! Brands, Inc.	65,354

			3,731,756

		Savings and Loans: 0.2%
1,500		Golden West Financial Corp.	89,085
6,400		Washington Mutual, Inc.	251,008

			340,093

		Semiconductors: 1.1%
2,000	@	Altera Corp.	38,220
1,900		Analog Devices, Inc.	70,566
8,450		Applied Materials, Inc.	143,312
1,400	@	Broadcom Corp.	65,674
421	@	Freescale Semiconductor, Inc.	9,927
32,860		Intel Corp.	809,998
950		KLA-Tencor Corp.	46,322
1,450		Linear Technology Corp.	54,506
2,000	@	LSI Logic Corp.	19,700
1,550		Maxim Integrated Products, Inc.	66,108
2,850		National Semiconductor Corp.	74,955
900	@	Novellus Systems, Inc.	22,572
1,050	@	Nvidia Corp.	35,994
700	@	QLogic Corp.	23,940
11,450		Texas Instruments, Inc.	388,155

			1,869,949

		Software: 1.5%
2,600		Adobe Systems, Inc.	77,610
2,120		Autodesk, Inc.	98,453
2,950		Automatic Data Processing, Inc.	126,967
1,700	@	BMC Software, Inc.	35,870
1,400	@	Citrix Systems, Inc.	35,196
2,450		Computer Associates Intl., Inc.	68,135
3,250	@	Compuware Corp.	30,875
1,450	@	Electronic Arts, Inc.	82,491
3,870		First Data Corp.	154,799
1,050	@	Fiserv, Inc.	48,164
1,550		IMS Health, Inc.	39,014
1,450	@	Intuit, Inc.	64,975
500	@	Mercury Interactive Corp.	19,800
48,250		Microsoft Corp.	1,241,472
2,050	@	Novell, Inc.	15,273
26,810	@	Oracle Corp.	332,175
2,410	@	Parametric Technology Corp.	16,798
2,500		Siebel Systems, Inc.	25,825

			2,513,892

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.0%
600	@	ADC Telecommunications, Inc.	$13,716
250		Alltel Corp.	16,278
2,250		AT&T Corp.	44,550
3,050	@	Avaya, Inc.	31,415
9,600		Bellsouth Corp.	252,480
1,100		CenturyTel, Inc.	38,478
33,550	@	Cisco Systems, Inc.	601,551
1,200	@	Comverse Technology, Inc.	31,524
7,750	@	Corning, Inc.	149,808
17,450		Motorola, Inc.	385,471
8,550		QUALCOMM, Inc.	382,613
9,500	@	Qwest Communications Intl., Inc.	38,950
17,350		SBC Communications, Inc.	415,879
1,400		Scientific-Atlanta, Inc.	52,514
15,352		Sprint Corp.	365,071
3,050	@	Tellabs, Inc.	32,086
14,500		Verizon Communications, Inc.	474,004

			3,326,388

		Textiles: 0.0%
900		Cintas Corp.	36,945

			36,945

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	23,580
2,100		Mattel, Inc.	35,028

			58,608

		Transportation: 0.5%
1,900		Burlington Northern Santa Fe Corp.	113,620
2,080		CSX Corp.	96,678
1,600		FedEx Corp.	139,408
3,300		Norfolk Southern Corp.	133,848
150		Union Pacific Corp.	10,755
5,800		United Parcel Service, Inc.	400,954

			895,263

		Total Common Stock
		(Cost $54,722,168)	58,538,321

ING GET U.S. Core Portfolio Series 1	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.2%
		Federal Home Loan Bank: 21.5%
$40,000,000		4.620%, due 09/12/08		$35,010,200

				35,010,200

		Federal Home Loan Mortgage Corporation: 25.3%
45,200,000		4.520%, due 10/15/08		39,518,044
1,927,000		4.520%, due 10/15/08		1,684,763

				41,202,807

		Other U.S. Agency Obligations: 9.4%
17,600,000		Tennessee Valley Authority, 4.610%, due 11/13/08		15,291,971

				15,291,971

		Total U.S. Government Agency Obligations
		(Cost $94,298,659)		91,504,978

U.S. TREASURY OBLIGATIONS: 7.9%
		U.S. Treasury STRIP: 7.9%
14,440,000		4.220%, due 08/15/08		12,821,579

		Total U.S. Treasury Obligations
		(Cost $12,929,059)		12,821,579

		Total Long-Term Investments
		(Cost $161,949,886)		162,864,878

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
371,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $371,117 to be received upon repurchase (Collateralized by $385,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $378,925, due 12/04/06)		371,000

		Total Short-Term Investments
		(Cost $371,000)		371,000

		Total Investments In Securities
		(Cost $162,320,886)*	100.2%	$163,235,878
		Other Assets and Liabilities—Net	(0.2)	(277,962)

		Net Assets	100.0%	$162,957,916

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $163,484,338
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,409,355
		Gross Unrealized Depreciation		(4,657,815)

		Net Unrealized Depreciation		$(248,460)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 30.6%
		Advertising: 0.1%
1,620	@	Interpublic Group of Cos., Inc.	$18,857
700		Omnicom Group, Inc.	58,541

			77,398

		Aerospace/Defense: 0.7%
4,060		Boeing Co.	275,877
1,150		General Dynamics Corp.	137,483
430		Goodrich Corp.	19,066
500		L-3 Communications Holdings, Inc.	39,535
2,260		Lockheed Martin Corp.	137,950
1,308		Northrop Grumman Corp.	71,090
1,524		Raytheon Co.	57,942
980		Rockwell Collins, Inc.	47,354
3,680		United Technologies Corp.	190,771

			977,068

		Agriculture: 0.6%
7,510		Altria Group, Inc.	553,563
4,350		Archer-Daniels-Midland Co.	107,271
1,800		Monsanto Co.	112,950
470		Reynolds American, Inc.	39,019
550		UST, Inc.	23,023

			835,826

		Airlines: 0.0%
2,900		Southwest Airlines Co.	43,065

			43,065

		Apparel: 0.2%
2,660	@	Coach, Inc.	83,418
360		Jones Apparel Group, Inc.	10,260
660		Liz Claiborne, Inc.	25,951
940		Nike, Inc.	76,779
50		Reebok Intl., Ltd.	2,829
560		VF Corp.	32,463

			231,700

		Auto Manufacturers: 0.1%
8,220		Ford Motor Co.	81,049
200	@	Navistar Intl. Corp.	6,486
320		PACCAR, Inc.	21,725

			109,260

		Auto Parts and Equipment: 0.0%
970	@	Goodyear Tire & Rubber Co.	15,122
750		Johnson Controls, Inc.	46,538

			61,660

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.0%
1,440		AmSouth Bancorporation	$36,374
20,190		Bank of America Corp.	849,998
2,011		BB&T Corp.	78,530
640		Comerica, Inc.	37,696
500		Compass Bancshares, Inc.	22,915
860		Huntington Bancshares, Inc.	19,324
2,620		KeyCorp	84,495
350		M & T Bank Corp.	36,999
830		Marshall & Ilsley Corp.	36,113
1,600		Mellon Financial Corp.	51,152
3,640		National City Corp.	121,721
770		Northern Trust Corp.	38,924
1,030		PNC Financial Services Group, Inc.	59,761
200		Regions Financial Corp.	6,224
1,130		State Street Corp.	55,280
1,390		SunTrust Banks, Inc.	96,536
991		Synovus Financial Corp.	27,471
2,860		The Bank of New York Co., Inc.	84,113
6,860		U.S. Bancorp	192,628
5,967		Wachovia Corp.	283,969
6,310		Wells Fargo & Co.	369,576
270		Zions Bancorporation	19,227

			2,609,026

		Beverages: 0.8%
550		Anheuser-Busch Cos., Inc.	23,672
270		Brown-Forman Corp.	16,076
10,220		Coca-Cola Co.	441,402
1,410		Coca-Cola Enterprises, Inc.	27,495
800	@	Constellation Brands, Inc.	20,800
480		Pepsi Bottling Group, Inc.	13,704
10,290		PepsiCo, Inc.	583,546

			1,126,695

		Biotechnology: 0.4%
4,640	@	Amgen, Inc.	369,668
1,200	@	Biogen Idec, Inc.	47,376
400	@	Chiron Corp.	17,448
1,000	@	Genzyme Corp.	71,640
900	@	MedImmune, Inc.	30,285
150	@	Millipore Corp.	9,434

			545,851

		Building Materials: 0.1%
760		American Standard Cos., Inc.	35,378
1,600		Masco Corp.	49,088
440		Vulcan Materials Co.	32,652

			117,118

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.5%
900		Air Products & Chemicals, Inc.	$49,626
300		Ashland, Inc.	16,572
3,760		Dow Chemical Co.	156,678
3,850		Du Pont EI de Nemours & Co.	150,804
350		Eastman Chemical Co.	16,440
950		Ecolab, Inc.	30,334
210		Engelhard Corp.	5,861
320		International Flavors & Fragrances, Inc.	11,405
1,090		PPG Industries, Inc.	64,517
1,230		Praxair, Inc.	58,954
560		Rohm & Haas Co.	23,033
380		Sherwin-Williams Co.	16,747
300		Sigma-Aldrich Corp.	19,218

			620,189

		Commercial Services: 0.3%
3,821		Cendant Corp.	78,865
880		Equifax, Inc.	30,747
1,220		H&R Block, Inc.	29,256
2,110		McKesson Corp.	100,120
180		Moody’s Corp.	9,194
1,250		Paychex, Inc.	46,350
830		R.R. Donnelley & Sons Co.	30,768
850		Robert Half Intl., Inc.	30,252

			355,552

		Computers: 1.5%
450	@	Affiliated Computer Services, Inc.	24,570
5,110	@	Apple Computer, Inc.	273,947
600	@	Computer Sciences Corp.	28,386
14,820	@	Dell, Inc.	506,844
1,900		Electronic Data Systems Corp.	42,636
11,840	@	EMC Corp.	153,210
11,920		Hewlett-Packard Co.	348,064
5,790		International Business Machines Corp.	464,474
440	@	Lexmark Intl., Inc.	26,862
690	@	NCR Corp.	22,018
1,460	@	Network Appliance, Inc.	34,660
12,440	@	Sun Microsystems, Inc.	48,765
1,410	@	Unisys Corp.	9,362

			1,983,798

		Cosmetics/Personal Care: 0.7%
75		Alberto-Culver Co.	3,356
2,570		Colgate-Palmolive Co.	135,670
3,310		Gillette Co.	192,642
8,960		Procter & Gamble Co.	532,762

			864,430

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.0%
958		Genuine Parts Co.	$41,098
250		W.W. Grainger, Inc.	15,730

			56,828

		Diversified Financial Services: 1.6%
4,690		American Express Co.	269,393
400		Bear Stearns Cos., Inc.	43,900
1,130		Capital One Financial Corp.	89,858
3,550		Charles Schwab Corp.	51,227
1,200		CIT Group, Inc.	54,216
3,840		Citigroup, Inc.	174,797
460		Countrywide Financial Corp.	15,171
1,400	@	E*TRADE Financial Corp.	24,640
3,620		Fannie Mae	162,248
150		Federated Investors, Inc.	4,985
580		Franklin Resources, Inc.	48,697
490		Freddie Mac	27,665
1,690		Goldman Sachs Group, Inc.	205,470
2,600		JPMorgan Chase & Co.	88,218
1,350		Lehman Brothers Holdings, Inc.	157,248
4,700		MBNA Corp.	115,808
3,410		Merrill Lynch & Co., Inc.	209,204
4,030		Morgan Stanley	217,378
1,990	@	Providian Financial Corp.	35,183
1,600		SLM Corp.	85,824
500		T. Rowe Price Group, Inc.	32,650

			2,113,780

		Electric: 1.0%
2,880	@	AES Corp.	47,318
650	@	Allegheny Energy, Inc.	19,968
850		Ameren Corp.	45,467
1,690		American Electric Power Co., Inc.	67,093
1,400		CenterPoint Energy, Inc.	20,818
950	@	CMS Energy Corp.	15,628
1,050		Consolidated Edison, Inc.	50,978
790		Constellation Energy Group, Inc.	48,664
1,250		Dominion Resources, Inc.	107,675
700		DTE Energy Co.	32,102
3,550		Duke Energy Corp.	103,554
1,630		Edison Intl.	77,066
200		Entergy Corp.	14,864
2,550		Exelon Corp.	136,271
1,270		FirstEnergy Corp.	66,192
1,400		FPL Group, Inc.	66,640
1,200		NiSource, Inc.	29,100
1,590		PG&E Corp.	62,408
500		Pinnacle West Capital Corp.	22,040
1,420		PPL Corp.	45,909
950		Public Service Enterprise Group, Inc.	61,142
320		Southern Co.	11,443
1,150		TECO Energy, Inc.	20,723
1,600		TXU Corp.	180,607
1,480		Xcel Energy, Inc.	29,023

			1,382,693

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.1%
600		American Power Conversion Corp.	$15,540
1,360		Emerson Electric Co.	97,648

			113,188

		Electronics: 0.2%
2,430	@	Agilent Technologies, Inc.	79,582
820		Applera Corp. — Applied Biosystems Group	19,057
810	@	Jabil Circuit, Inc.	25,045
410		Parker Hannifin Corp.	26,367
530		PerkinElmer, Inc.	10,796
2,050	@	Sanmina-SCI Corp.	8,795
6,780	@	Solectron Corp.	26,510
650	@	Thermo Electron Corp.	20,085
500	@	Waters Corp.	20,800

			237,037

		Engineering and Construction: 0.0%
300		Fluor Corp.	19,314

			19,314

		Entertainment: 0.0%
1,250		International Game Technology	33,750

			33,750

		Environmental Control: 0.0%
1,930		Waste Management, Inc.	55,217

			55,217

		Food: 0.3%
350		Albertson’s, Inc.	8,978
600		Campbell Soup Co.	17,850
170		ConAgra Foods, Inc.	4,208
1,200		General Mills, Inc.	57,839
1,150		H.J. Heinz Co.	42,021
650		Hershey Foods Corp.	36,602
840		Kellogg Co.	38,749
2,750	@	Kroger Co.	56,622
650		McCormick & Co., Inc.	21,210
1,500		Safeway, Inc.	38,400
515		Sara Lee Corp.	9,759
890		SUPERVALU, Inc.	27,697
900		Tyson Foods, Inc.	16,245
820		Wm. Wrigley Jr. Co.	58,941

			435,121

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
120		Georgia-Pacific Corp.	$4,087
170		Louisiana-Pacific Corp.	4,707
800		MeadWestvaco Corp.	22,096
650		Plum Creek Timber Co., Inc.	24,642
200		Temple-Inland, Inc.	8,170
900		Weyerhaeuser Co.	61,875

			125,577

		Gas: 0.1%
380		KeySpan Corp.	13,976
200		Nicor, Inc.	8,406
1,110		Sempra Energy	52,237

			74,619

		Hand/Machine Tools: 0.0%
490		Black & Decker Corp.	40,224
250		Stanley Works	11,670

			51,894

		Healthcare-Products: 1.0%
230		Bausch & Lomb, Inc.	18,556
2,110		Baxter Intl., Inc.	84,126
900		Becton Dickinson & Co.	47,187
2,000	@	Boston Scientific Corp.	46,740
530		C.R. Bard, Inc.	34,996
1,090		Guidant Corp.	75,090
10,770		Johnson & Johnson	681,526
4,430		Medtronic, Inc.	237,537
1,220	@	St. Jude Medical, Inc.	57,096
200		Stryker Corp.	9,886
70	@	Zimmer Holdings, Inc.	4,822

			1,297,562

		Healthcare-Services: 0.8%
1,760		Aetna, Inc.	151,606
520	@	Coventry Health Care, Inc.	44,730
1,600		HCA, Inc.	76,672
1,090	@	Humana, Inc.	52,189
600	@	Laboratory Corp. of America Holdings	29,226
80		Quest Diagnostics, Inc.	4,043
7,840		UnitedHealth Group, Inc.	440,609
3,750	@	WellPoint, Inc.	284,325

			1,083,400

		Home Furnishings: 0.0%
150		Whirlpool Corp.	11,366

			11,366

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1%
680		Clorox Co.	$37,767
110		Fortune Brands, Inc.	8,946
1,740		Kimberly-Clark Corp.	103,583

			150,296

		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	21,518

			21,518

		Insurance: 1.7%
1,050	@@	ACE Ltd.	49,424
1,720		AFLAC, Inc.	77,916
3,330		Allstate Corp.	184,116
370		AMBAC Financial Group, Inc.	26,662
9,670		American Intl. Group, Inc.	599,152
1,050		Aon Corp.	33,684
1,340		Chubb Corp.	119,997
770		CIGNA Corp.	90,752
740		Cincinnati Financial Corp.	30,999
1,100		Hartford Financial Services Group, Inc.	84,887
50		Jefferson-Pilot Corp.	2,559
910		Lincoln National Corp.	47,338
640		Loews Corp.	59,142
590		MBIA, Inc.	35,766
3,830		MetLife, Inc.	190,849
330		MGIC Investment Corp.	21,186
1,600		Principal Financial Group	75,792
730		Progressive Corp.	76,482
1,940		Prudential Financial, Inc.	131,066
750		Safeco Corp.	40,035
4,260		St. Paul Travelers Cos., Inc.	191,146
490		Torchmark Corp.	25,887
1,300		UnumProvident Corp.	26,650
530	@@	XL Capital Ltd.	36,056

			2,257,543

		Internet: 0.3%
3,760	@	eBay, Inc.	154,912
500	@	Monster Worldwide, Inc.	15,355
7,401	@	Symantec Corp.	167,707
900	@	Yahoo!, Inc.	30,456

			368,430

		Iron/Steel: 0.1%
1,060		Nucor Corp.	62,529
460		United States Steel Corp.	19,481

			82,010

		Leisure Time: 0.1%
470		Brunswick Corp.	17,733
1,480		Carnival Corp.	73,970
1,040		Harley-Davidson, Inc.	50,378
40		Sabre Holdings Corp.	811

			142,892

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
700		Harrah’s Entertainment, Inc.	$45,633
1,100		Hilton Hotels Corp.	24,552
540		Marriott Intl., Inc.	34,020
730		Starwood Hotels & Resorts Worldwide, Inc.	41,734

			145,939

		Machinery-Diversified: 0.1%
50		Cummins, Inc.	4,400
920		Deere & Co.	56,304
720		Rockwell Automation, Inc.	38,088

			98,792

		Media: 1.0%
2,000		Clear Channel Communications, Inc.	65,780
8,000	@	Comcast Corp.	235,040
840		Gannett Co., Inc.	57,817
2,620		McGraw-Hill Cos., Inc.	125,865
270		Meredith Corp.	13,470
490		New York Times Co.	14,578
8,950		News Corp. — Class A	139,531
17,090		Time Warner, Inc.	309,499
1,000		Tribune Co.	33,890
5,770		Viacom, Inc.	190,468
7,330		Walt Disney Co.	176,873

			1,362,811

		Mining: 0.1%
1,190		Freeport-McMoRan Copper & Gold, Inc.	57,822
370		Phelps Dodge Corp.	48,074

			105,896

		Miscellaneous Manufacturing: 1.5%
2,820		3M Co.	206,875
290		Cooper Industries Ltd.	20,051
1,190		Danaher Corp.	64,058
750		Dover Corp.	30,593
530		Eaton Corp.	33,682
38,570		General Electric Co.	1,298,651
3,160		Honeywell Intl., Inc.	118,500
770		Illinois Tool Works, Inc.	63,394
1,960	@@	Ingersoll-Rand Co. Ltd.	74,931
380		ITT Industries, Inc.	43,168
230		Pall Corp.	6,325
510		Textron, Inc.	36,577

			1,996,805

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
890		Pitney Bowes, Inc.	$37,149
3,280	@	Xerox Corp.	44,772

			81,921

		Oil and Gas: 3.4%
220		Amerada Hess Corp.	30,250
770		Anadarko Petroleum Corp.	73,728
1,020		Apache Corp.	76,724
2,070		Burlington Resources, Inc.	168,332
11,813		ChevronTexaco Corp.	764,655
5,950		ConocoPhillips	415,965
2,550		Devon Energy Corp.	175,032
780		EOG Resources, Inc.	58,422
32,920		Exxon Mobil Corp.	2,091,736
310		Kerr-McGee Corp.	30,104
1,560		Marathon Oil Corp.	107,531
500		Murphy Oil Corp.	24,935
400	@, @@	Nabors Industries, Ltd.	28,732
200		Noble Corp.	13,692
1,690		Occidental Petroleum Corp.	144,377
300	@	Rowan Cos., Inc.	10,647
780		Sunoco, Inc.	60,996
900	@	Transocean, Inc.	55,179
1,700		Valero Energy Corp.	192,202
200		XTO Energy, Inc.	9,064

			4,532,303

		Oil and Gas Services: 0.1%
200		Baker Hughes, Inc.	11,936
100		BJ Services Co.	3,599
300		Halliburton Co.	20,556
400		Schlumberger Ltd.	33,752
200	@	Weatherford Intl. Ltd.	13,732

			83,575

		Packaging and Containers: 0.0%
520		Ball Corp.	19,105
770	@	Pactiv Corp.	13,490
310	@	Sealed Air Corp.	14,713

			47,308

		Pharmaceuticals: 1.7%
5,700		Abbott Laboratories	241,680
460		Allergan, Inc.	42,145
700		AmerisourceBergen Corp.	54,110
2,080		Cardinal Health, Inc.	131,955
1,710	@	Caremark Rx, Inc.	85,380
4,100		Eli Lilly & Co.	219,432
580	@	Express Scripts, Inc.	36,076
1,110	@	Forest Laboratories, Inc.	43,257
1,700	@	Gilead Sciences, Inc.	82,892

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 1.7% (continued)
1,070	@	Hospira, Inc.	$43,838
1,600	@	King Pharmaceuticals, Inc.	24,608
1,070	@	Medco Health Solutions, Inc.	58,668
8,180		Merck & Co., Inc.	222,578
26,840		Pfizer, Inc.	670,194
5,400		Schering-Plough Corp.	113,670
500	@	Watson Pharmaceuticals, Inc.	18,305
4,880		Wyeth	225,798

			2,314,586

		Pipelines: 0.1%
290		Kinder Morgan, Inc.	27,886
1,600		Williams Cos., Inc.	40,080

			67,966

		Real Estate Investment Trusts: 0.2%
500		Apartment Investment & Management Co.	19,390
800		Archstone-Smith Trust	31,896
150		Equity Residential	5,678
950		ProLogis	42,095
300		Public Storage, Inc.	20,100
830		Simon Property Group, Inc.	61,519
400		Vornado Realty Trust	34,648

			215,326

		Retail: 2.0%
700	@	Autonation, Inc.	13,979
250	@	Autozone, Inc.	20,813
1,040	@	Bed Bath & Beyond, Inc.	41,787
2,485		Best Buy Co., Inc.	108,172
570		Circuit City Stores, Inc.	9,781
1,630		Costco Wholesale Corp.	70,237
3,000		CVS Corp.	87,030
910		Darden Restaurants, Inc.	27,637
250		Dillard’s, Inc.	5,220
1,200		Dollar General Corp.	22,008
300		Family Dollar Stores, Inc.	5,961
1,552		Federated Department Stores, Inc.	103,782
1,930		Gap, Inc.	33,640
7,810		Home Depot, Inc.	297,872
1,500		J.C. Penney Co., Inc. Holding Co.	71,130
1,300	@	Kohl’s Corp.	65,234
1,520		Limited Brands, Inc.	31,054
2,830		Lowe’s Cos., Inc.	182,252
6,150		McDonald’s Corp.	205,964
1,260		Nordstrom, Inc.	43,243
1,230	@	Office Depot, Inc.	36,531
500		RadioShack Corp.	12,400
430	@	Sears Holdings Corp.	53,501
4,250		Staples, Inc.	90,610
1,330	@	Starbucks Corp.	66,633
3,000		Target Corp.	155,790
300		Tiffany & Co.	11,931

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.0% (continued)
1,590		TJX Cos., Inc.	$32,563
9,040		Wal-Mart Stores, Inc.	396,132
6,310		Walgreen Co.	274,169
520		Wendy’s Intl., Inc.	23,478
1,080		Yum! Brands, Inc.	52,283

			2,652,817

		Savings and Loans: 0.2%
840		Golden West Financial Corp.	49,888
4,390		Washington Mutual, Inc.	172,175

			222,063

		Semiconductors: 1.0%
1,360	@	Altera Corp.	25,990
1,250		Analog Devices, Inc.	46,425
5,560		Applied Materials, Inc.	94,298
1,100	@	Broadcom Corp.	51,601
710	@	Freescale Semiconductor, Inc.	16,742
22,810		Intel Corp.	562,266
750		KLA-Tencor Corp.	36,570
1,180		Linear Technology Corp.	44,356
1,500	@	LSI Logic Corp.	14,775
1,070		Maxim Integrated Products, Inc.	45,636
2,240		National Semiconductor Corp.	58,912
50	@	Novellus Systems, Inc.	1,254
650	@	Nvidia Corp.	22,282
550	@	QLogic Corp.	18,810
7,970		Texas Instruments, Inc.	270,182

			1,310,099

		Software: 1.3%
1,760		Adobe Systems, Inc.	52,536
1,140		Autodesk, Inc.	52,942
2,130		Automatic Data Processing, Inc.	91,675
1,450	@	BMC Software, Inc.	30,595
1,150	@	Citrix Systems, Inc.	28,911
1,540		Computer Associates Intl., Inc.	42,827
2,290	@	Compuware Corp.	21,755
990	@	Electronic Arts, Inc.	56,321
2,838		First Data Corp.	113,520
650	@	Fiserv, Inc.	29,816
920		IMS Health, Inc.	23,156
1,070	@	Intuit, Inc.	47,947
250	@	Mercury Interactive Corp.	9,900
33,510		Microsoft Corp.	862,212
1,300	@	Novell, Inc.	9,685
18,580	@	Oracle Corp.	230,206
1,840	@	Parametric Technology Corp.	12,825
1,800		Siebel Systems, Inc.	18,594

			1,735,423

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.7%
170		Alltel Corp.	$11,069
290		AT&T Corp.	5,742
680	@	Avaya, Inc.	7,004
6,700		Bellsouth Corp.	176,210
660		CenturyTel, Inc.	23,087
23,260	@	Cisco Systems, Inc.	417,052
1,020	@	Comverse Technology, Inc.	26,795
5,340	@	Corning, Inc.	103,222
12,100		Motorola, Inc.	267,289
5,880		QUALCOMM, Inc.	263,130
7,650	@	Qwest Communications Intl., Inc.	31,365
12,060		SBC Communications, Inc.	289,078
510		Scientific-Atlanta, Inc.	19,130
10,654		Sprint Corp.	253,352
1,350	@	Tellabs, Inc.	14,202
10,050		Verizon Communications, Inc.	328,535

			2,236,262

		Textiles: 0.0%
490		Cintas Corp.	20,115

			20,115

		Toys/Games/Hobbies: 0.0%
1,030		Hasbro, Inc.	20,240
1,600		Mattel, Inc.	26,688

			46,928

		Transportation: 0.5%
1,400		Burlington Northern Santa Fe Corp.	83,720
1,060		CSX Corp.	49,269
1,150		FedEx Corp.	100,200
2,350		Norfolk Southern Corp.	95,316
100		Union Pacific Corp.	7,170
3,980		United Parcel Service, Inc.	275,137

			610,812

		Total Common Stock (Cost $38,597,635)	40,560,418

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.3%
		Federal Home Loan Mortgage Corporation: 22.7%
$35,000,000		4.730%, due 03/15/09		$30,020,480

				30,020,480

		Federal National Mortgage Association: 36.6%
56,000,000		4.550%, due 12/15/08		48,547,184

				48,547,184

		Total U.S. Government Agency Obligations
		(Cost $81,012,991)		78,567,664

U.S. TREASURY OBLIGATIONS: 9.2%
		U.S. Treasury STRIP: 9.2%
13,879,000		4.220%, due 11/15/08		12,196,366

		Total U.S. Treasury Obligations
		(Cost $12,321,614)		12,196,366

		Total Long-Term Investments
		(Cost $131,932,240)		131,324,448

SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreement: 1.1%
1,414,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $1,414,447 to be received upon repurchase (Collateralized by $1,445,000 Federal Home Loan Bank, 3.000%, Market Value plus accrued interest $1,444,642, due 08/30/06)		1,414,000

		Total Short-Term Investments
		(Cost $1,414,000)		1,414,000

		Total Investments In Securities
		(Cost $133,346,240)*	100.2%	$132,738,448
		Other Assets and Liabilities—Net	(0.2)	(225,816)

		Net Assets	100.0%	$132,512,632

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $134,282,283. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,346,255
		Gross Unrealized Depreciation		(3,890,090)

		Net Unrealized Depreciation		$(1,543,835)

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 35.2%
		Advertising: 0.1%
2,450	@	Interpublic Group of Cos., Inc.	$28,518
1,110		Omnicom Group, Inc.	92,829

			121,347

		Aerospace/Defense: 0.9%
6,830		Boeing Co.	464,098
1,950		General Dynamics Corp.	233,123
640		Goodrich Corp.	28,378
650		L-3 Communications Holdings, Inc.	51,396
3,850		Lockheed Martin Corp.	235,004
2,220		Northrop Grumman Corp.	120,657
3,363		Raytheon Co.	127,861
1,740		Rockwell Collins, Inc.	84,077
6,360		United Technologies Corp.	329,702

			1,674,296

		Agriculture: 0.7%
12,830		Altria Group, Inc.	945,700
7,030		Archer-Daniels-Midland Co.	173,360
2,960		Monsanto Co.	185,740
720		Reynolds American, Inc.	59,774
1,550		UST, Inc.	64,883

			1,429,457

		Airlines: 0.0%
4,200		Southwest Airlines Co.	62,370

			62,370

		Apparel: 0.2%
4,220	@	Coach, Inc.	132,339
1,120		Jones Apparel Group, Inc.	31,920
1,010		Liz Claiborne, Inc.	39,713
1,610		Nike, Inc.	131,505
460		Reebok Intl., Ltd.	26,022
910		VF Corp.	52,753

			414,252

		Auto Manufacturers: 0.1%
15,500		Ford Motor Co.	152,830
400	@	Navistar Intl. Corp.	12,972
520		PACCAR, Inc.	35,303

			201,105

		Auto Parts and Equipment: 0.0%
1,450	@	Goodyear Tire & Rubber Co.	22,606
1,180		Johnson Controls, Inc.	73,219

			95,825

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.3%
2,130		AmSouth Bancorporation	$53,804
34,468		Bank of America Corp.	1,451,102
3,343		BB&T Corp.	130,544
1,510		Comerica, Inc.	88,939
750		Compass Bancshares, Inc.	34,373
380		First Horizon National Corp.	13,813
1,360		Huntington Bancshares, Inc.	30,559
3,850		KeyCorp	124,163
600		M & T Bank Corp.	63,426
1,580		Marshall & Ilsley Corp.	68,746
2,670		Mellon Financial Corp.	85,360
6,730		National City Corp.	225,051
1,200		Northern Trust Corp.	60,660
1,850		PNC Financial Services Group, Inc.	107,337
300		Regions Financial Corp.	9,336
1,950		State Street Corp.	95,394
2,330		SunTrust Banks, Inc.	161,819
1,452		Synovus Financial Corp.	40,249
4,960		The Bank of New York Co., Inc.	145,874
11,660		U.S. Bancorp	327,413
9,878		Wachovia Corp.	470,093
10,740		Wells Fargo & Co.	629,041
500		Zions Bancorporation	35,605

			4,452,701

		Beverages: 1.0%
930		Anheuser-Busch Cos., Inc.	40,027
510		Brown-Forman Corp.	30,365
17,370		Coca-Cola Co.	750,210
2,010		Coca-Cola Enterprises, Inc.	39,195
1,100	@	Constellation Brands, Inc.	28,600
1,480		Pepsi Bottling Group, Inc.	42,254
17,570		PepsiCo, Inc.	996,396

			1,927,047

		Biotechnology: 0.5%
7,700	@	Amgen, Inc.	613,459
2,100	@	Biogen Idec, Inc.	82,908
700	@	Chiron Corp.	30,534
1,450	@	Genzyme Corp.	103,878
1,500	@	MedImmune, Inc.	50,475
250	@	Millipore Corp.	15,723

			896,977

		Building Materials: 0.1%
1,130		American Standard Cos., Inc.	52,602
2,620		Masco Corp.	80,381
700		Vulcan Materials Co.	51,947

			184,930

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.5%
1,350		Air Products & Chemicals, Inc.	$74,439
400		Ashland, Inc.	22,096
5,980		Dow Chemical Co.	249,187
6,400		Du Pont EI de Nemours & Co.	250,687
850		Eastman Chemical Co.	39,925
1,400		Ecolab, Inc.	44,702
350		Engelhard Corp.	9,769
650	@	Hercules, Inc.	7,943
730		International Flavors & Fragrances, Inc.	26,017
1,770		PPG Industries, Inc.	104,766
2,280		Praxair, Inc.	109,280
1,260		Rohm & Haas Co.	51,824
900		Sherwin-Williams Co.	39,663
400		Sigma-Aldrich Corp.	25,624

			1,055,922

		Commercial Services: 0.3%
6,511		Cendant Corp.	134,387
1,440		Equifax, Inc.	50,314
1,980		H&R Block, Inc.	47,480
3,300		McKesson Corp.	156,585
300		Moody’s Corp.	15,324
2,210		Paychex, Inc.	81,947
1,500		R.R. Donnelley & Sons Co.	55,605
890		Robert Half Intl., Inc.	31,675

			573,317

		Computers: 1.7%
800	@	Affiliated Computer Services, Inc.	43,680
8,710	@	Apple Computer, Inc.	466,943
1,150	@	Computer Sciences Corp.	54,407
25,250	@	Dell, Inc.	863,550
3,200		Electronic Data Systems Corp.	71,808
20,190	@	EMC Corp.	261,259
20,680		Hewlett-Packard Co.	603,856
9,870		International Business Machines Corp.	791,771
720	@	Lexmark Intl., Inc.	43,956
1,800	@	NCR Corp.	57,438
2,110	@	Network Appliance, Inc.	50,091
21,140	@	Sun Microsystems, Inc.	82,869
1,920	@	Unisys Corp.	12,749

			3,404,377

		Cosmetics/Personal Care: 0.8%
30		Alberto-Culver Co.	1,343
4,330		Colgate-Palmolive Co.	228,581
5,910		Gillette Co.	343,962
15,210		Procter & Gamble Co.	904,386

			1,478,272

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.1%
1,588		Genuine Parts Co.	$68,125
400		W.W. Grainger, Inc.	25,168

			93,293

		Diversified Financial Services: 1.8%
7,890		American Express Co.	453,201
650		Bear Stearns Cos., Inc.	71,338
1,830		Capital One Financial Corp.	145,522
6,400		Charles Schwab Corp.	92,352
2,050		CIT Group, Inc.	92,619
6,540		Citigroup, Inc.	297,701
730		Countrywide Financial Corp.	24,075
2,100	@	E*TRADE Financial Corp.	36,960
6,190		Fannie Mae	277,436
260		Federated Investors, Inc.	8,640
1,170		Franklin Resources, Inc.	98,233
890		Freddie Mac	50,249
2,960		Goldman Sachs Group, Inc.	359,877
4,500		JPMorgan Chase & Co.	152,685
2,330		Lehman Brothers Holdings, Inc.	271,398
8,000		MBNA Corp.	197,120
5,880		Merrill Lynch & Co., Inc.	360,738
6,940		Morgan Stanley	374,344
3,280	@	Providian Financial Corp.	57,990
2,550		SLM Corp.	136,782
700		T. Rowe Price Group, Inc.	45,710

			3,604,970

		Electric: 1.1%
4,130	@	AES Corp.	67,856
900	@	Allegheny Energy, Inc.	27,648
1,300		Ameren Corp.	69,537
2,530		American Electric Power Co., Inc.	100,441
1,650		CenterPoint Energy, Inc.	24,536
2,450	@	CMS Energy Corp.	40,303
1,550		Consolidated Edison, Inc.	75,253
1,230		Constellation Energy Group, Inc.	75,768
2,100		Dominion Resources, Inc.	180,894
1,100		DTE Energy Co.	50,446
5,750		Duke Energy Corp.	167,728
2,690		Edison Intl.	127,183
300		Entergy Corp.	22,296
4,160		Exelon Corp.	222,309
1,930		FirstEnergy Corp.	100,592
2,440		FPL Group, Inc.	116,144
1,700		NiSource, Inc.	41,225
2,420		PG&E Corp.	94,985
700		Pinnacle West Capital Corp.	30,856
2,660		PPL Corp.	85,998
1,400		Public Service Enterprise Group, Inc.	90,104
880		Southern Co.	31,469
2,400		TECO Energy, Inc.	43,248

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.1% (continued)
2,680		TXU Corp.	$302,517
2,470		Xcel Energy, Inc.	48,437

			2,237,773

		Electrical Components and Equipment: 0.1%
1,100		American Power Conversion Corp.	28,490
2,610		Emerson Electric Co.	187,398

			215,888

		Electronics: 0.2%
4,170	@	Agilent Technologies, Inc.	136,567
1,420		Applera Corp. — Applied Biosystems Group	33,001
1,480	@	Jabil Circuit, Inc.	45,762
760		Parker Hannifin Corp.	48,875
960		PerkinElmer, Inc.	19,555
3,000	@	Sanmina-SCI Corp.	12,870
10,950	@	Solectron Corp.	42,815
1,560	@	Thermo Electron Corp.	48,204
700	@	Waters Corp.	29,120

			416,769

		Engineering and Construction: 0.0%
500		Fluor Corp.	32,190

			32,190

		Entertainment: 0.0%
2,150		International Game Technology	58,050

			58,050

		Environmental Control: 0.0%
3,300		Waste Management, Inc.	94,413

			94,413

		Food: 0.4%
550		Albertson’s, Inc.	14,108
1,900		Campbell Soup Co.	56,525
270		ConAgra Foods, Inc.	6,683
2,300		General Mills, Inc.	110,859
2,070		H.J. Heinz Co.	75,638
1,450		Hershey Foods Corp.	81,650
2,120		Kellogg Co.	97,796
4,100	@	Kroger Co.	84,419
900		McCormick & Co., Inc.	29,367
2,550		Safeway, Inc.	65,280
768		Sara Lee Corp.	14,554
1,520		SUPERVALU, Inc.	47,302
1,600		Tyson Foods, Inc.	28,880
1,540		Wm. Wrigley Jr. Co.	110,694

			823,755

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
130		Georgia-Pacific Corp.	$4,428
920		Louisiana-Pacific Corp.	25,475
1,250		MeadWestvaco Corp.	34,525
1,400		Plum Creek Timber Co., Inc.	53,074
900		Temple-Inland, Inc.	36,765
1,600		Weyerhaeuser Co.	110,000

			264,267

		Gas: 0.1%
950		KeySpan Corp.	34,941
200		Nicor, Inc.	8,406
1,680		Sempra Energy	79,061

			122,408

		Hand/Machine Tools: 0.1%
900		Black & Decker Corp.	73,880
590		Snap-On, Inc.	21,311
670		Stanley Works	31,276

			126,467

		Healthcare-Products: 1.2%
470		Bausch & Lomb, Inc.	37,920
3,590		Baxter Intl., Inc.	143,133
1,570		Becton Dickinson & Co.	82,315
4,530	@	Boston Scientific Corp.	105,866
530		C.R. Bard, Inc.	34,996
2,060		Guidant Corp.	141,913
18,410		Johnson & Johnson	1,164,985
7,500		Medtronic, Inc.	402,150
2,250	@	St. Jude Medical, Inc.	105,300
400		Stryker Corp.	19,772
330	@	Zimmer Holdings, Inc.	22,734

			2,261,084

		Healthcare-Services: 1.0%
3,240		Aetna, Inc.	279,094
860	@	Coventry Health Care, Inc.	73,977
2,800		HCA, Inc.	134,176
1,600	@	Humana, Inc.	76,608
800	@	Laboratory Corp. of America Holdings	38,968
420		Quest Diagnostics, Inc.	21,227
13,350		UnitedHealth Group, Inc.	750,270
6,500	@	WellPoint, Inc.	492,830

			1,867,150

		Home Furnishings: 0.0%
200		Whirlpool Corp.	15,154

			15,154

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1%
950		Clorox Co.	$52,763
400		Fortune Brands, Inc.	32,532
3,050		Kimberly-Clark Corp.	181,567

			266,862

		Housewares: 0.0%
1,700		Newell Rubbermaid, Inc.	38,505

			38,505

		Insurance: 1.9%
1,810	@@	ACE Ltd.	85,197
2,920		AFLAC, Inc.	132,276
5,600		Allstate Corp.	309,624
640		AMBAC Financial Group, Inc.	46,118
16,490		American Intl. Group, Inc.	1,021,719
1,900		Aon Corp.	60,952
2,170		Chubb Corp.	194,324
1,060		CIGNA Corp.	124,932
1,076		Cincinnati Financial Corp.	45,074
1,900		Hartford Financial Services Group, Inc.	146,623
80		Jefferson-Pilot Corp.	4,094
1,510		Lincoln National Corp.	78,550
1,190		Loews Corp.	109,968
880		MBIA, Inc.	53,346
6,490		MetLife, Inc.	323,397
880		MGIC Investment Corp.	56,496
2,790		Principal Financial Group	132,162
1,260		Progressive Corp.	132,010
3,290		Prudential Financial, Inc.	222,272
760		Safeco Corp.	40,569
7,580		St. Paul Travelers Cos., Inc.	340,115
680		Torchmark Corp.	35,924
1,600		UnumProvident Corp.	32,800
780	@@	XL Capital Ltd.	53,063

			3,781,605

		Internet: 0.3%
6,850	@	eBay, Inc.	282,220
850	@	Monster Worldwide, Inc.	26,104
13,517	@	Symantec Corp.	306,295
1,600	@	Yahoo!, Inc.	54,144

			668,763

		Iron/Steel: 0.1%
1,620		Nucor Corp.	95,563
1,270		United States Steel Corp.	53,785

			149,348

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.2%
740		Brunswick Corp.	$27,920
3,000		Carnival Corp.	149,940
1,750		Harley-Davidson, Inc.	84,770
1,300		Sabre Holdings Corp.	26,364

			288,994

		Lodging: 0.1%
1,020		Harrah’s Entertainment, Inc.	66,494
2,090		Hilton Hotels Corp.	46,649
1,250		Marriott Intl., Inc.	78,750
1,370		Starwood Hotels & Resorts Worldwide, Inc.	78,323

			270,216

		Machinery-Diversified: 0.1%
50		Cummins, Inc.	4,400
1,410		Deere & Co.	86,292
1,030		Rockwell Automation, Inc.	54,487

			145,179

		Media: 1.2%
3,400		Clear Channel Communications, Inc.	111,826
13,600	@	Comcast Corp.	399,568
1,540		Gannett Co., Inc.	105,998
4,200		McGraw-Hill Cos., Inc.	201,768
370		Meredith Corp.	18,459
830		New York Times Co.	24,693
16,350		News Corp. — Class A	254,897
29,040		Time Warner, Inc.	525,913
1,650		Tribune Co.	55,919
9,860		Viacom, Inc.	325,479
12,040		Walt Disney Co.	290,525

			2,315,045

		Mining: 0.1%
1,950		Freeport-McMoRan Copper & Gold, Inc.	94,751
670		Phelps Dodge Corp.	87,053

			181,804

		Miscellaneous Manufacturing: 1.7%
4,870		3M Co.	357,263
540		Cooper Industries Ltd.	37,336
1,720		Danaher Corp.	92,588
1,160		Dover Corp.	47,316
730		Eaton Corp.	46,392
65,670		General Electric Co.	2,211,108
5,330		Honeywell Intl., Inc.	199,875
1,260		Illinois Tool Works, Inc.	103,736
3,260	@@	Ingersoll-Rand Co. Ltd.	124,630
530		ITT Industries, Inc.	60,208
360		Pall Corp.	9,900
840		Textron, Inc.	60,245

			3,350,597

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
1,510		Pitney Bowes, Inc.	$63,027
5,720	@	Xerox Corp.	78,078

			141,105

		Oil and Gas: 3.9%
420		Amerada Hess Corp.	57,750
1,130		Anadarko Petroleum Corp.	108,198
1,740		Apache Corp.	130,883
3,740		Burlington Resources, Inc.	304,137
20,017		ChevronTexaco Corp.	1,295,699
10,150		ConocoPhillips	709,587
4,060		Devon Energy Corp.	278,678
1,220		EOG Resources, Inc.	91,378
56,200		Exxon Mobil Corp.	3,570,947
570		Kerr-McGee Corp.	55,353
2,610		Marathon Oil Corp.	179,907
700		Murphy Oil Corp.	34,909
800	@, @@	Nabors Industries, Ltd.	57,464
150		Noble Corp.	10,269
2,960		Occidental Petroleum Corp.	252,873
500	@	Rowan Cos., Inc.	17,745
1,300		Sunoco, Inc.	101,660
1,700	@	Transocean, Inc.	104,227
2,750		Valero Energy Corp.	310,915
400		XTO Energy, Inc.	18,128

			7,690,707

		Oil and Gas Services: 0.1%
400		Baker Hughes, Inc.	23,872
360		BJ Services Co.	12,956
500		Halliburton Co.	34,260
350	@	National-Oilwell Varco, Inc.	23,030
600		Schlumberger Ltd.	50,628
100	@	Weatherford Intl. Ltd.	6,866

			151,612

		Packaging and Containers: 0.0%
740		Ball Corp.	27,187
450	@	Pactiv Corp.	7,884
480	@	Sealed Air Corp.	22,781

			57,852

		Pharmaceuticals: 2.0%
9,600		Abbott Laboratories	407,039
970		Allergan, Inc.	88,871
1,050		AmerisourceBergen Corp.	81,165
3,540		Cardinal Health, Inc.	224,578
2,740	@	Caremark Rx, Inc.	136,808

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 2.0% (continued)
7,050		Eli Lilly & Co.	$377,316
940	@	Express Scripts, Inc.	58,468
1,900	@	Forest Laboratories, Inc.	74,043
2,400	@	Gilead Sciences, Inc.	117,024
1,550	@	Hospira, Inc.	63,504
2,710	@	King Pharmaceuticals, Inc.	41,680
1,850	@	Medco Health Solutions, Inc.	101,436
13,840		Merck & Co., Inc.	376,586
45,680		Pfizer, Inc.	1,140,629
9,050		Schering-Plough Corp.	190,503
700	@	Watson Pharmaceuticals, Inc.	25,627
7,980		Wyeth	369,235

			3,874,512

		Pipelines: 0.1%
460		Kinder Morgan, Inc.	44,234
2,970		Williams Cos., Inc.	74,398

			118,632

		Real Estate Investment Trusts: 0.2%
700		Apartment Investment & Management Co.	27,146
1,300		Archstone-Smith Trust	51,831
150		Equity Residential	5,678
1,600		ProLogis	70,896
600		Public Storage, Inc.	40,200
1,270		Simon Property Group, Inc.	94,132
700		Vornado Realty Trust	60,634

			350,517

		Retail: 2.3%
1,100	@	Autonation, Inc.	21,967
200	@	Autozone, Inc.	16,650
1,690	@	Bed Bath & Beyond, Inc.	67,904
4,225		Best Buy Co., Inc.	183,914
1,550		Circuit City Stores, Inc.	26,598
3,080		Costco Wholesale Corp.	132,717
5,000		CVS Corp.	145,050
1,520		Darden Restaurants, Inc.	46,162
410		Dillard’s, Inc.	8,561
1,700		Dollar General Corp.	31,178
400		Family Dollar Stores, Inc.	7,948
2,532		Federated Department Stores, Inc.	169,315
4,720		Gap, Inc.	82,270
13,290		Home Depot, Inc.	506,880
2,100		J.C. Penney Co., Inc. Holding Co.	99,582
2,100	@	Kohl’s Corp.	105,378
2,230		Limited Brands, Inc.	45,559
4,790		Lowe’s Cos., Inc.	308,476
10,430		McDonald’s Corp.	349,301
2,400		Nordstrom, Inc.	82,368
1,770	@	Office Depot, Inc.	52,569
690	@	Sears Holdings Corp.	85,850
7,205		Staples, Inc.	153,611

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.3% (continued)
2,590	@	Starbucks Corp.	$129,759
5,460		Target Corp.	283,538
400		Tiffany & Co.	15,908
2,870		TJX Cos., Inc.	58,778
15,470		Wal-Mart Stores, Inc.	677,894
10,780		Walgreen Co.	468,391
700		Wendy’s Intl., Inc.	31,605
1,630		Yum! Brands, Inc.	78,908

			4,474,589

		Savings and Loans: 0.2%
1,710		Golden West Financial Corp.	101,557
7,510		Washington Mutual, Inc.	294,542

			396,099

		Semiconductors: 1.1%
1,840	@	Altera Corp.	35,162
2,170		Analog Devices, Inc.	80,594
9,510		Applied Materials, Inc.	161,290
1,700	@	Broadcom Corp.	79,747
509	@	Freescale Semiconductor, Inc.	12,002
38,780		Intel Corp.	955,927
1,080		KLA-Tencor Corp.	52,661
1,580		Linear Technology Corp.	59,392
2,200	@	LSI Logic Corp.	21,670
1,840		Maxim Integrated Products, Inc.	78,476
3,350		National Semiconductor Corp.	88,105
950	@	Novellus Systems, Inc.	23,826
1,150	@	Nvidia Corp.	39,422
650	@	QLogic Corp.	22,230
13,580		Texas Instruments, Inc.	460,362

			2,170,866

		Software: 1.5%
3,010		Adobe Systems, Inc.	89,849
2,350		Autodesk, Inc.	109,134
3,460		Automatic Data Processing, Inc.	148,918
1,870	@	BMC Software, Inc.	39,457
1,140	@	Citrix Systems, Inc.	28,660
2,940		Computer Associates Intl., Inc.	81,761
4,350	@	Compuware Corp.	41,325
1,770	@	Electronic Arts, Inc.	100,695
4,640		First Data Corp.	185,600
1,210	@	Fiserv, Inc.	55,503
1,560		IMS Health, Inc.	39,265
1,780	@	Intuit, Inc.	79,762
650	@	Mercury Interactive Corp.	25,740
56,970		Microsoft Corp.	1,465,837
3,850	@	Novell, Inc.	28,683
31,630	@	Oracle Corp.	391,896
3,040	@	Parametric Technology Corp.	21,189
2,460		Siebel Systems, Inc.	25,412

			2,958,686

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.0%
600	@	ADC Telecommunications, Inc.	$13,716
250		Alltel Corp.	16,278
2,680		AT&T Corp.	53,064
1,950	@	Avaya, Inc.	20,085
11,400		Bellsouth Corp.	299,820
1,360		CenturyTel, Inc.	47,573
39,640	@	Cisco Systems, Inc.	710,746
1,520	@	Comverse Technology, Inc.	39,930
9,170	@	Corning, Inc.	177,256
20,680		Motorola, Inc.	456,821
10,140		QUALCOMM, Inc.	453,765
11,200	@	Qwest Communications Intl., Inc.	45,920
20,520		SBC Communications, Inc.	491,864
1,440		Scientific-Atlanta, Inc.	54,014
18,135		Sprint Corp.	431,250
1,540	@	Tellabs, Inc.	16,201
17,150		Verizon Communications, Inc.	560,634

			3,888,937

		Textiles: 0.0%
1,020		Cintas Corp.	41,871

			41,871

		Toys/Games/Hobbies: 0.0%
1,340		Hasbro, Inc.	26,331
2,450		Mattel, Inc.	40,866

			67,197

		Transportation: 0.5%
2,470		Burlington Northern Santa Fe Corp.	147,706
2,410		CSX Corp.	112,017
1,900		FedEx Corp.	165,547
3,870		Norfolk Southern Corp.	156,967
200		Union Pacific Corp.	14,340
6,900		United Parcel Service, Inc.	476,997

			1,073,574

		Total Common Stock
		(Cost $65,100,620)	69,119,500

ING GET U.S. Core Portfolio Series 3	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.1%
		Federal Home Loan Mortgage Corporation: 31.9%
$2,875,000		4.540%, due 03/15/09		$2,465,968
70,000,000		4.730%, due 03/15/09		60,040,960

				62,506,928

		Federal National Mortgage Association: 29.2%
2,091,000		4.540%, due 06/15/09		1,773,519
65,600,000		4.560%, due 06/15/09		55,599,543

				57,373,062

		Total U.S. Government Agency Obligations
		(Cost $126,207,402)		119,879,990

U.S. TREASURY OBLIGATIONS: 2.8%
		U.S. Treasury STRIP: 2.8%
6,170,000		4.220%, due 11/15/08		5,421,974

		Total U.S. Treasury Obligations
		(Cost $5,499,733)		5,421,974

		Total Long-Term Investments
		(Cost $196,807,755)		194,421,464

SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreement: 1.1%
2,097,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $2,097,662 to be received upon repurchase (Collateralized by $2,143,000 various U.S. Government Agency Obligations, 2.375%-3.000%, Market Value plus accrued interest $2,142,807, due 11/25/2005-08/30/06)		2,097,000

		Total Short-Term Investments
		(Cost $2,097,000)		2,097,000

		Total Investments In Securities
		(Cost $198,904,755)*	100.2%	$196,518,464
		Other Assets and Liabilities—Net	(0.2)	(343,898)

		Net Assets	100.0%	$196,174,566

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $200,658,803. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,280,914
		Gross Unrealized Depreciation		(8,421,253)

		Net Unrealized Depreciation		$(4,140,339)

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 40.2%
		Advertising: 0.1%
1,050	@	Interpublic Group of Cos., Inc.	$12,222
500		Omnicom Group, Inc.	41,815

			54,037

		Aerospace/Defense: 1.0%
2,950		Boeing Co.	200,452
850		General Dynamics Corp.	101,618
250		Goodrich Corp.	11,085
350		L-3 Communications Holdings, Inc.	27,675
1,660		Lockheed Martin Corp.	101,326
940		Northrop Grumman Corp.	51,089
1,459		Raytheon Co.	55,471
750		Rockwell Collins, Inc.	36,240
2,750		United Technologies Corp.	142,560

			727,516

		Agriculture: 0.8%
5,600		Altria Group, Inc.	412,776
3,040		Archer-Daniels-Midland Co.	74,966
1,270		Monsanto Co.	79,693
300		Reynolds American, Inc.	24,906
400		UST, Inc.	16,744

			609,085

		Airlines: 0.0%
1,800		Southwest Airlines Co.	26,730

			26,730

		Apparel: 0.2%
1,840	@	Coach, Inc.	57,702
350		Jones Apparel Group, Inc.	9,975
400		Liz Claiborne, Inc.	15,728
720		Nike, Inc.	58,810
200		Reebok Intl., Ltd.	11,314
460		VF Corp.	26,666

			180,195

		Auto Manufacturers: 0.1%
5,000		Ford Motor Co.	49,300
250	@	Navistar Intl. Corp.	8,108
200		PACCAR, Inc.	13,578

			70,986

		Auto Parts and Equipment: 0.1%
840	@	Goodyear Tire & Rubber Co.	13,096
500		Johnson Controls, Inc.	31,025

			44,121

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.6%
1,150		AmSouth Bancorporation	$29,049
14,950		Bank of America Corp.	629,394
1,435		BB&T Corp.	56,037
450		Comerica, Inc.	26,505
350		Compass Bancshares, Inc.	16,041
150		First Horizon National Corp.	5,453
550		Huntington Bancshares, Inc.	12,359
1,650		KeyCorp	53,213
250		M & T Bank Corp.	26,428
700		Marshall & Ilsley Corp.	30,457
1,100		Mellon Financial Corp.	35,167
2,890		National City Corp.	96,641
500		Northern Trust Corp.	25,275
700		PNC Financial Services Group, Inc.	40,614
300		Regions Financial Corp.	9,336
850		State Street Corp.	41,582
950		SunTrust Banks, Inc.	65,978
613		Synovus Financial Corp.	16,992
2,100		The Bank of New York Co., Inc.	61,761
5,050		U.S. Bancorp	141,803
4,251		Wachovia Corp.	202,304
4,650		Wells Fargo & Co.	272,350
300		Zions Bancorporation	21,363

			1,916,102

		Beverages: 1.1%
450		Anheuser-Busch Cos., Inc.	19,368
400		Brown-Forman Corp.	23,816
7,500		Coca-Cola Co.	323,925
850		Coca-Cola Enterprises, Inc.	16,575
500	@	Constellation Brands, Inc.	13,000
600		Pepsi Bottling Group, Inc.	17,130
7,590		PepsiCo, Inc.	430,429

			844,243

		Biotechnology: 0.5%
3,300	@	Amgen, Inc.	262,911
900	@	Biogen Idec, Inc.	35,532
300	@	Chiron Corp.	13,086
700	@	Genzyme Corp.	50,148
700	@	MedImmune, Inc.	23,555
100	@	Millipore Corp.	6,289

			391,521

		Building Materials: 0.1%
490		American Standard Cos., Inc.	22,810
1,150		Masco Corp.	35,282
300		Vulcan Materials Co.	22,263

			80,355

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 0.6%
550		Air Products & Chemicals, Inc.	$30,327
200		Ashland, Inc.	11,048
2,750		Dow Chemical Co.	114,592
2,750		Du Pont EI de Nemours & Co.	107,717
400		Eastman Chemical Co.	18,788
600		Ecolab, Inc.	19,158
350		Engelhard Corp.	9,769
400		International Flavors & Fragrances, Inc.	14,256
830		PPG Industries, Inc.	49,127
1,000		Praxair, Inc.	47,930
550		Rohm & Haas Co.	22,622
350		Sherwin-Williams Co.	15,425
200		Sigma-Aldrich Corp.	12,812

			473,571

		Commercial Services: 0.3%
2,851		Cendant Corp.	58,845
610		Equifax, Inc.	21,313
850		H&R Block, Inc.	20,383
1,450		McKesson Corp.	68,802
100		Moody’s Corp.	5,108
1,000		Paychex, Inc.	37,080
550		R.R. Donnelley & Sons Co.	20,389
400		Robert Half Intl., Inc.	14,236

			246,156

		Computers: 1.9%
350	@	Affiliated Computer Services, Inc.	19,110
4,020	@	Apple Computer, Inc.	215,512
500	@	Computer Sciences Corp.	23,655
10,900	@	Dell, Inc.	372,780
1,350		Electronic Data Systems Corp.	30,294
8,700	@	EMC Corp.	112,578
7,650		Hewlett-Packard Co.	223,380
4,300		International Business Machines Corp.	344,946
300	@	Lexmark Intl., Inc.	18,315
700	@	NCR Corp.	22,337
950	@	Network Appliance, Inc.	22,553
9,190	@	Sun Microsystems, Inc.	36,025
1,100	@	Unisys Corp.	7,304

			1,448,789

		Cosmetics/Personal Care: 0.9%
200		Alberto-Culver Co.	8,950
1,850		Colgate-Palmolive Co.	97,662
2,500		Gillette Co.	145,500
6,600		Procter & Gamble Co.	392,436

			644,548

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.1%
665		Genuine Parts Co.	$28,529
250		W.W. Grainger, Inc.	15,730

			44,259

		Diversified Financial Services: 2.1%
3,400		American Express Co.	195,295
280		Bear Stearns Cos., Inc.	30,730
800		Capital One Financial Corp.	63,616
2,700		Charles Schwab Corp.	38,961
900		CIT Group, Inc.	40,662
2,800		Citigroup, Inc.	127,456
300		Countrywide Financial Corp.	9,894
900	@	E*TRADE Financial Corp.	15,840
2,650		Fannie Mae	118,773
150		Federated Investors, Inc.	4,985
500		Franklin Resources, Inc.	41,980
400		Freddie Mac	22,584
1,300		Goldman Sachs Group, Inc.	158,054
1,900		JPMorgan Chase & Co.	64,467
1,140		Lehman Brothers Holdings, Inc.	132,787
3,500		MBNA Corp.	86,240
2,550		Merrill Lynch & Co., Inc.	156,443
3,000		Morgan Stanley	161,820
1,440	@	Providian Financial Corp.	25,459
1,050		SLM Corp.	56,322
350		T. Rowe Price Group, Inc.	22,855

			1,575,223

		Electric: 1.3%
1,800	@	AES Corp.	29,574
500	@	Allegheny Energy, Inc.	15,360
550		Ameren Corp.	29,420
1,150		American Electric Power Co., Inc.	45,655
1,000		CenterPoint Energy, Inc.	14,870
1,050	@	CMS Energy Corp.	17,273
800		Consolidated Edison, Inc.	38,840
500		Constellation Energy Group, Inc.	30,800
950		Dominion Resources, Inc.	81,833
500		DTE Energy Co.	22,930
2,900		Duke Energy Corp.	84,593
1,200		Edison Intl.	56,736
100		Entergy Corp.	7,432
1,850		Exelon Corp.	98,863
1,000		FirstEnergy Corp.	52,120
1,100		FPL Group, Inc.	52,360
750		NiSource, Inc.	18,188
1,050		PG&E Corp.	41,213
300		Pinnacle West Capital Corp.	13,224
1,000		PPL Corp.	32,330
600		Public Service Enterprise Group, Inc.	38,616
400		Southern Co.	14,304
700		TECO Energy, Inc.	12,614
1,140		TXU Corp.	128,682
1,050		Xcel Energy, Inc.	20,591

			998,421

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.1%
500		American Power Conversion Corp.	$12,950
1,150		Emerson Electric Co.	82,570

			95,520

		Electronics: 0.2%
1,200	@	Agilent Technologies, Inc.	39,300
500		Applera Corp. — Applied Biosystems Group	11,620
450	@	Jabil Circuit, Inc.	13,914
300		Parker Hannifin Corp.	19,293
400		PerkinElmer, Inc.	8,148
1,300	@	Sanmina-SCI Corp.	5,577
4,770	@	Solectron Corp.	18,651
400	@	Thermo Electron Corp.	12,360
350	@	Waters Corp.	14,560

			143,423

		Engineering and Construction: 0.0%
200		Fluor Corp.	12,876

			12,876

		Entertainment: 0.0%
900		International Game Technology	24,300

			24,300

		Environmental Control: 0.1%
1,400		Waste Management, Inc.	40,054

			40,054

		Food: 0.5%
250		Albertson’s, Inc.	6,413
800		Campbell Soup Co.	23,800
650		ConAgra Foods, Inc.	16,088
1,000		General Mills, Inc.	48,199
1,000		H.J. Heinz Co.	36,540
550		Hershey Foods Corp.	30,971
700		Kellogg Co.	32,291
1,800	@	Kroger Co.	37,062
350		McCormick & Co., Inc.	11,421
1,100		Safeway, Inc.	28,160
350		Sara Lee Corp.	6,633
550		SUPERVALU, Inc.	17,116
700		Tyson Foods, Inc.	12,635
550		Wm. Wrigley Jr. Co.	39,533

			346,862

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2%
50		Georgia-Pacific Corp.	$1,703
500		Louisiana-Pacific Corp.	13,845
500		MeadWestvaco Corp.	13,810
600		Plum Creek Timber Co., Inc.	22,746
400		Temple-Inland, Inc.	16,340
700		Weyerhaeuser Co.	48,125

			116,569

		Gas: 0.1%
100		KeySpan Corp.	3,678
150		Nicor, Inc.	6,305
750		Sempra Energy	35,295

			45,278

		Hand/Machine Tools: 0.1%
360		Black & Decker Corp.	29,552
100		Snap-On, Inc.	3,612
300		Stanley Works	14,004

			47,168

		Healthcare-Products: 1.3%
200		Bausch & Lomb, Inc.	16,136
1,550		Baxter Intl., Inc.	61,799
690		Becton Dickinson & Co.	36,177
1,600	@	Boston Scientific Corp.	37,392
350		C.R. Bard, Inc.	23,111
880		Guidant Corp.	60,623
8,000		Johnson & Johnson	506,239
3,200		Medtronic, Inc.	171,583
1,000	@	St. Jude Medical, Inc.	46,800
200		Stryker Corp.	9,886
150	@	Zimmer Holdings, Inc.	10,334

			980,080

		Healthcare-Services: 1.1%
1,420		Aetna, Inc.	122,319
520	@	Coventry Health Care, Inc.	44,730
1,200		HCA, Inc.	57,504
750	@	Humana, Inc.	35,910
400	@	Laboratory Corp. of America Holdings	19,484
200		Quest Diagnostics, Inc.	10,108
5,790		UnitedHealth Group, Inc.	325,398
2,790	@	WellPoint, Inc.	211,538

			826,991

		Home Furnishings: 0.0%
100		Whirlpool Corp.	7,577

			7,577

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1%
400		Clorox Co.	$22,216
100		Fortune Brands, Inc.	8,133
1,300		Kimberly-Clark Corp.	77,389

			107,738

		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	21,518

			21,518

		Insurance: 2.2%
780	@@	ACE Ltd.	36,715
1,250		AFLAC, Inc.	56,625
2,490		Allstate Corp.	137,672
300		AMBAC Financial Group, Inc.	21,618
7,150		American Intl. Group, Inc.	443,013
1,000		Aon Corp.	32,080
930		Chubb Corp.	83,282
420		CIGNA Corp.	49,501
385		Cincinnati Financial Corp.	16,128
800		Hartford Financial Services Group, Inc.	61,736
50		Jefferson-Pilot Corp.	2,559
450		Lincoln National Corp.	23,409
500		Loews Corp.	46,205
350		MBIA, Inc.	21,217
2,780		MetLife, Inc.	138,526
200		MGIC Investment Corp.	12,840
1,250		Principal Financial Group	59,213
570		Progressive Corp.	59,719
1,460		Prudential Financial, Inc.	98,638
300		Safeco Corp.	16,014
3,280		St. Paul Travelers Cos., Inc.	147,173
400		Torchmark Corp.	21,132
1,050		UnumProvident Corp.	21,525
360	@@	XL Capital Ltd.	24,491

			1,631,031

		Internet: 0.4%
3,000	@	eBay, Inc.	123,600
300	@	Monster Worldwide, Inc.	9,213
5,822	@	Symantec Corp.	131,927
700	@	Yahoo!, Inc.	23,688

			288,428

		Iron/Steel: 0.1%
700		Nucor Corp.	41,293
500		United States Steel Corp.	21,175

			62,468

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.2%
300		Brunswick Corp.	$11,319
1,350		Carnival Corp.	67,473
700		Harley-Davidson, Inc.	33,908
350		Sabre Holdings Corp.	7,098

			119,798

		Lodging: 0.2%
500		Harrah’s Entertainment, Inc.	32,595
1,250		Hilton Hotels Corp.	27,900
520		Marriott Intl., Inc.	32,760
550		Starwood Hotels & Resorts Worldwide, Inc.	31,444

			124,699

		Machinery-Diversified: 0.1%
150		Cummins, Inc.	13,199
600		Deere & Co.	36,720
450		Rockwell Automation, Inc.	23,805

			73,724

		Media: 1.3%
1,500		Clear Channel Communications, Inc.	49,335
5,900	@	Comcast Corp.	173,341
700		Gannett Co., Inc.	48,181
1,820		McGraw-Hill Cos., Inc.	87,433
150		Meredith Corp.	7,484
350		New York Times Co.	10,413
7,050		News Corp. — Class A	109,910
12,600		Time Warner, Inc.	228,185
700		Tribune Co.	23,723
4,250		Viacom, Inc.	140,292
5,150		Walt Disney Co.	124,270

			1,002,567

		Mining: 0.1%
850		Freeport-McMoRan Copper & Gold, Inc.	41,302
300		Phelps Dodge Corp.	38,979

			80,281

		Miscellaneous Manufacturing: 2.0%
2,100		3M Co.	154,055
200		Cooper Industries Ltd.	13,828
750		Danaher Corp.	40,373
450		Dover Corp.	18,356
450		Eaton Corp.	28,598
28,450		General Electric Co.	957,911
2,350		Honeywell Intl., Inc.	88,125
700		Illinois Tool Works, Inc.	57,631
1,400	@@	Ingersoll-Rand Co. Ltd.	53,522
300		ITT Industries, Inc.	34,080
150		Pall Corp.	4,125
350		Textron, Inc.	25,102

			1,475,706

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	$25,044
2,900	@	Xerox Corp.	39,585

			64,629

		Oil and Gas: 4.5%
150		Amerada Hess Corp.	20,625
500		Anadarko Petroleum Corp.	47,875
750		Apache Corp.	56,415
1,550		Burlington Resources, Inc.	126,046
8,693		ChevronTexaco Corp.	562,697
4,350		ConocoPhillips	304,109
1,700		Devon Energy Corp.	116,688
450		EOG Resources, Inc.	33,705
24,350		Exxon Mobil Corp.	1,547,198
300		Kerr-McGee Corp.	29,133
1,100		Marathon Oil Corp.	75,823
300		Murphy Oil Corp.	14,961
400	@, @@	Nabors Industries, Ltd.	28,732
50		Noble Corp.	3,423
1,300		Occidental Petroleum Corp.	111,059
200	@	Rowan Cos., Inc.	7,098
600		Sunoco, Inc.	46,920
700	@	Transocean, Inc.	42,917
1,200		Valero Energy Corp.	135,672
200		XTO Energy, Inc.	9,064

			3,320,160

		Oil and Gas Services: 0.1%
200		Baker Hughes, Inc.	11,936
200		BJ Services Co.	7,198
250		Halliburton Co.	17,130
150	@	National-Oilwell Varco, Inc.	9,870
300		Schlumberger Ltd.	25,314
100	@	Weatherford Intl. Ltd.	6,866

			78,314

		Packaging and Containers: 0.0%
400		Ball Corp.	14,696
200	@	Pactiv Corp.	3,504
200	@	Sealed Air Corp.	9,492

			27,692

		Pharmaceuticals: 2.3%
4,200		Abbott Laboratories	178,080
400		Allergan, Inc.	36,648
490		AmerisourceBergen Corp.	37,877
1,580		Cardinal Health, Inc.	100,235
1,160	@	Caremark Rx, Inc.	57,919
3,000		Eli Lilly & Co.	160,560

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 2.3% (continued)
400	@	Express Scripts, Inc.	$24,880
800	@	Forest Laboratories, Inc.	31,176
1,200	@	Gilead Sciences, Inc.	58,512
700	@	Hospira, Inc.	28,679
1,190	@	King Pharmaceuticals, Inc.	18,302
700	@	Medco Health Solutions, Inc.	38,381
6,000		Merck & Co., Inc.	163,260
19,800		Pfizer, Inc.	494,405
3,950		Schering-Plough Corp.	83,148
500	@	Watson Pharmaceuticals, Inc.	18,305
3,600		Wyeth	166,572

			1,696,939

		Pipelines: 0.1%
200		Kinder Morgan, Inc.	19,232
1,150		Williams Cos., Inc.	28,808

			48,040

		Real Estate Investment Trusts: 0.2%
300		Apartment Investment & Management Co.	11,634
550		Archstone-Smith Trust	21,929
100		Equity Residential	3,785
650		ProLogis	28,802
300		Public Storage, Inc.	20,100
550		Simon Property Group, Inc.	40,765
300		Vornado Realty Trust	25,986

			153,001

		Retail: 2.6%
450	@	Autonation, Inc.	8,987
100	@	Autozone, Inc.	8,325
800	@	Bed Bath & Beyond, Inc.	32,144
1,875		Best Buy Co., Inc.	81,619
750		Circuit City Stores, Inc.	12,870
1,200		Costco Wholesale Corp.	51,708
2,200		CVS Corp.	63,822
650		Darden Restaurants, Inc.	19,741
140		Dillard’s, Inc.	2,923
750		Dollar General Corp.	13,755
200		Family Dollar Stores, Inc.	3,974
933		Federated Department Stores, Inc.	62,390
2,050		Gap, Inc.	35,732
5,770		Home Depot, Inc.	220,067
1,100		J.C. Penney Co., Inc. Holding Co.	52,162
900	@	Kohl’s Corp.	45,162
1,000		Limited Brands, Inc.	20,430
2,100		Lowe’s Cos., Inc.	135,240
3,550		McDonald’s Corp.	118,890
1,000		Nordstrom, Inc.	34,320
800	@	Office Depot, Inc.	23,760
400		RadioShack Corp.	9,920
260	@	Sears Holdings Corp.	32,349
3,100		Staples, Inc.	66,092

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.6% (continued)
1,100	@	Starbucks Corp.	$55,110
2,400		Target Corp.	124,632
200		Tiffany & Co.	7,954
1,100		TJX Cos., Inc.	22,528
6,700		Wal-Mart Stores, Inc.	293,593
4,700		Walgreen Co.	204,214
300		Wendy’s Intl., Inc.	13,545
700		Yum! Brands, Inc.	33,887

			1,911,845

		Savings and Loans: 0.2%
700		Golden West Financial Corp.	41,573
3,300		Washington Mutual, Inc.	129,426

			170,999

		Semiconductors: 1.3%
950	@	Altera Corp.	18,155
1,050		Analog Devices, Inc.	38,997
4,050		Applied Materials, Inc.	68,688
700	@	Broadcom Corp.	32,837
256	@	Freescale Semiconductor, Inc.	6,036
16,350		Intel Corp.	403,027
450		KLA-Tencor Corp.	21,942
750		Linear Technology Corp.	28,193
900	@	LSI Logic Corp.	8,865
800		Maxim Integrated Products, Inc.	34,120
1,450		National Semiconductor Corp.	38,135
400	@	Novellus Systems, Inc.	10,032
500	@	Nvidia Corp.	17,140
300	@	QLogic Corp.	10,260
5,900		Texas Instruments, Inc.	200,010

			936,437

		Software: 1.7%
1,360		Adobe Systems, Inc.	40,596
800		Autodesk, Inc.	37,152
1,450		Automatic Data Processing, Inc.	62,408
950	@	BMC Software, Inc.	20,045
700	@	Citrix Systems, Inc.	17,598
1,250		Computer Associates Intl., Inc.	34,763
1,300	@	Compuware Corp.	12,350
750	@	Electronic Arts, Inc.	42,668
2,000		First Data Corp.	80,000
500	@	Fiserv, Inc.	22,935
600		IMS Health, Inc.	15,102
750	@	Intuit, Inc.	33,608
250	@	Mercury Interactive Corp.	9,900
24,700		Microsoft Corp.	635,530
1,250	@	Novell, Inc.	9,313
13,700	@	Oracle Corp.	169,742
1,320	@	Parametric Technology Corp.	9,200
1,050		Siebel Systems, Inc.	10,847

			1,263,757

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.3%
300	@	ADC Telecommunications, Inc.	$6,858
100		Alltel Corp.	6,511
1,200		AT&T Corp.	23,760
1,400	@	Avaya, Inc.	14,420
4,950		Bellsouth Corp.	130,185
350		CenturyTel, Inc.	12,243
17,100	@	Cisco Systems, Inc.	306,602
500	@	Comverse Technology, Inc.	13,135
3,950	@	Corning, Inc.	76,354
8,910		Motorola, Inc.	196,822
4,400		QUALCOMM, Inc.	196,900
4,850	@	Qwest Communications Intl., Inc.	19,885
8,900		SBC Communications, Inc.	213,333
700		Scientific-Atlanta, Inc.	26,257
7,846		Sprint Corp.	186,578
1,250	@	Tellabs, Inc.	13,150
7,400		Verizon Communications, Inc.	241,906

			1,684,899

		Textiles: 0.0%
500		Cintas Corp.	20,525

			20,525

		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	15,720
1,050		Mattel, Inc.	17,514

			33,234

		Transportation: 0.6%
1,050		Burlington Northern Santa Fe Corp.	62,790
740		CSX Corp.	34,395
850		FedEx Corp.	74,061
1,700		Norfolk Southern Corp.	68,952
150		Union Pacific Corp.	10,755
2,950		United Parcel Service, Inc.	203,933

			454,886

		Total Common Stock
		(Cost $28,033,689)	29,915,871

ING GET U.S. Core Portfolio Series 4	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.1%
		Federal National Mortgage Association: 34.1%
$30,000,000		4.560%, due 06/15/09		$25,426,620

		Total U.S. Government Agency Obligations
		(Cost $25,380,268)		25,426,620

U.S. TREASURY OBLIGATIONS: 25.7%
		U.S. Treasury STRIP: 25.7%
16,420,000		4.170%, due 05/15/09		14,138,211
5,900,000		4.170%, due 08/15/09		5,027,844

		Total U.S. Treasury Obligations
		(Cost $19,449,945)		19,166,055

		Total Long-Term Investments
		(Cost $72,863,902)		74,508,546

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
161,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $161,051 to be received upon repurchase (Collateralized by $167,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $164,365, due 12/04/06)		161,000

		Total Short-Term Investments
		(Cost $161,000)		161,000

		Total Investments In Securities
		(Cost $73,024,902)*	100.2%	$74,669,546
		Other Assets and Liabilities—Net	(0.2)	(161,527)

		Net Assets	100.0%	$74,508,019

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $74,578,928. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,307,050
		Gross Unrealized Depreciation		(1,216,432)

		Net Unrealized Appreciation		$1,090,618

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 71.4%
		Advertising: 0.1%
1,180	@	Interpublic Group of Cos., Inc.	$13,735
580		Omnicom Group, Inc.	48,506

			62,241

		Aerospace/Defense: 1.7%
3,380		Boeing Co.	229,670
950		General Dynamics Corp.	113,573
340		Goodrich Corp.	15,076
350		L-3 Communications Holdings, Inc.	27,675
1,930		Lockheed Martin Corp.	117,807
1,110		Northrop Grumman Corp.	60,329
1,673		Raytheon Co.	63,607
860		Rockwell Collins, Inc.	41,555
3,180		United Technologies Corp.	164,851

			834,143

		Agriculture: 1.5%
6,380		Altria Group, Inc.	470,270
3,380		Archer-Daniels-Midland Co.	83,351
1,440		Monsanto Co.	90,360
350		Reynolds American, Inc.	29,057
740		UST, Inc.	30,976

			704,014

		Airlines: 0.1%
2,100		Southwest Airlines Co.	31,185

			31,185

		Apparel: 0.4%
2,060	@	Coach, Inc.	64,602
440		Jones Apparel Group, Inc.	12,540
440		Liz Claiborne, Inc.	17,301
820		Nike, Inc.	66,977
240		Reebok Intl., Ltd.	13,577
520		VF Corp.	30,144

			205,141

		Auto Manufacturers: 0.2%
5,570		Ford Motor Co.	54,920
300	@	Navistar Intl. Corp.	9,729
230		PACCAR, Inc.	15,615

			80,264

		Auto Parts and Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	12,472
640		Johnson Controls, Inc.	39,712

			52,184

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 4.6%
1,090		AmSouth Bancorporation	$27,533
17,040		Bank of America Corp.	717,383
1,705		BB&T Corp.	66,580
490		Comerica, Inc.	28,861
350		Compass Bancshares, Inc.	16,041
150		First Horizon National Corp.	5,453
650		Huntington Bancshares, Inc.	14,606
1,880		KeyCorp	60,630
360		M & T Bank Corp.	38,056
780		Marshall & Ilsley Corp.	33,938
1,290		Mellon Financial Corp.	41,241
3,320		National City Corp.	111,021
530		Northern Trust Corp.	26,792
950		PNC Financial Services Group, Inc.	55,119
100		Regions Financial Corp.	3,112
940		State Street Corp.	45,985
1,140		SunTrust Banks, Inc.	79,173
766		Synovus Financial Corp.	21,234
2,430		The Bank of New York Co., Inc.	71,466
5,770		U.S. Bancorp	162,022
4,947		Wachovia Corp.	235,427
5,270		Wells Fargo & Co.	308,663
230		Zions Bancorporation	16,378

			2,186,714

		Beverages: 2.0%
490		Anheuser-Busch Cos., Inc.	21,090
460		Brown-Forman Corp.	27,388
8,550		Coca-Cola Co.	369,275
940		Coca-Cola Enterprises, Inc.	18,330
500	@	Constellation Brands, Inc.	13,000
440		Pepsi Bottling Group, Inc.	12,562
8,650		PepsiCo, Inc.	490,541

			952,186

		Biotechnology: 1.0%
3,880	@	Amgen, Inc.	309,120
1,000	@	Biogen Idec, Inc.	39,480
300	@	Chiron Corp.	13,086
810	@	Genzyme Corp.	58,028
800	@	MedImmune, Inc.	26,920
150	@	Millipore Corp.	9,434

			456,068

		Building Materials: 0.2%
530		American Standard Cos., Inc.	24,672
1,350		Masco Corp.	41,418
340		Vulcan Materials Co.	25,231

			91,321

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.1%
780		Air Products & Chemicals, Inc.	$43,009
200		Ashland, Inc.	11,048
3,080		Dow Chemical Co.	128,344
3,120		Du Pont EI de Nemours & Co.	122,210
240		Eastman Chemical Co.	11,273
700		Ecolab, Inc.	22,351
390		Engelhard Corp.	10,885
230		International Flavors & Fragrances, Inc.	8,197
890		PPG Industries, Inc.	52,679
1,100		Praxair, Inc.	52,723
800		Rohm & Haas Co.	32,904
440		Sherwin-Williams Co.	19,391
310		Sigma-Aldrich Corp.	19,859

			534,873

		Commercial Services: 0.6%
3,171		Cendant Corp.	65,449
690		Equifax, Inc.	24,109
960		H&R Block, Inc.	23,021
1,660		McKesson Corp.	78,766
120		Moody’s Corp.	6,130
1,060		Paychex, Inc.	39,305
780		R.R. Donnelley & Sons Co.	28,915
810		Robert Half Intl., Inc.	28,828

			294,523

		Computers: 3.4%
300	@	Affiliated Computer Services, Inc.	16,380
4,280	@	Apple Computer, Inc.	229,451
740	@	Computer Sciences Corp.	35,009
12,510	@	Dell, Inc.	427,841
1,600		Electronic Data Systems Corp.	35,904
10,020	@	EMC Corp.	129,659
8,980		Hewlett-Packard Co.	262,216
4,860		International Business Machines Corp.	389,869
350	@	Lexmark Intl., Inc.	21,368
760	@	NCR Corp.	24,252
990	@	Network Appliance, Inc.	23,503
10,520	@	Sun Microsystems, Inc.	41,238
1,300	@	Unisys Corp.	8,632

			1,645,322

		Cosmetics/Personal Care: 1.5%
10		Alberto-Culver Co.	448
2,150		Colgate-Palmolive Co.	113,499
2,700		Gillette Co.	157,140
7,510		Procter & Gamble Co.	446,544

			717,631

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.1%
680		Genuine Parts Co.	$29,172
260		W.W. Grainger, Inc.	16,359

			45,531

		Diversified Financial Services: 3.7%
3,920		American Express Co.	225,164
410		Bear Stearns Cos., Inc.	44,998
890		Capital One Financial Corp.	70,773
3,050		Charles Schwab Corp.	44,012
850		CIT Group, Inc.	38,403
3,250		Citigroup, Inc.	147,940
400		Countrywide Financial Corp.	13,192
1,000	@	E*TRADE Financial Corp.	17,600
3,030		Fannie Mae	135,805
150		Federated Investors, Inc.	4,985
450		Franklin Resources, Inc.	37,782
450		Freddie Mac	25,407
1,510		Goldman Sachs Group, Inc.	183,585
2,200		JPMorgan Chase & Co.	74,646
1,280		Lehman Brothers Holdings, Inc.	149,094
4,000		MBNA Corp.	98,560
2,890		Merrill Lynch & Co., Inc.	177,302
3,420		Morgan Stanley	184,474
1,490	@	Providian Financial Corp.	26,343
1,300		SLM Corp.	69,732
350		T. Rowe Price Group, Inc.	22,855

			1,792,652

		Electric: 2.4%
2,050	@	AES Corp.	33,682
500	@	Allegheny Energy, Inc.	15,360
610		Ameren Corp.	32,629
1,330		American Electric Power Co., Inc.	52,801
1,000		CenterPoint Energy, Inc.	14,870
1,150	@	CMS Energy Corp.	18,918
750		Consolidated Edison, Inc.	36,413
710		Constellation Energy Group, Inc.	43,736
1,050		Dominion Resources, Inc.	90,447
600		DTE Energy Co.	27,516
3,130		Duke Energy Corp.	91,302
1,380		Edison Intl.	65,246
150		Entergy Corp.	11,148
2,090		Exelon Corp.	111,690
1,150		FirstEnergy Corp.	59,938
1,200		FPL Group, Inc.	57,120
800		NiSource, Inc.	19,400
1,340		PG&E Corp.	52,595
300		Pinnacle West Capital Corp.	13,224
1,480		PPL Corp.	47,848
750		Public Service Enterprise Group, Inc.	48,270
450		Southern Co.	16,092
750		TECO Energy, Inc.	13,515
1,310		TXU Corp.	147,872
1,210		Xcel Energy, Inc.	23,728

			1,145,360

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.2%
500		American Power Conversion Corp.	$12,950
1,250		Emerson Electric Co.	89,750

			102,700

		Electronics: 0.4%
1,530	@	Agilent Technologies, Inc.	50,107
850		Applera Corp. — Applied Biosystems Group	19,754
840	@	Jabil Circuit, Inc.	25,973
350		Parker Hannifin Corp.	22,509
440		PerkinElmer, Inc.	8,963
1,500	@	Sanmina-SCI Corp.	6,435
5,430	@	Solectron Corp.	21,231
830	@	Thermo Electron Corp.	25,647
390	@	Waters Corp.	16,224

			196,843

		Engineering and Construction: 0.0%
300		Fluor Corp.	19,314

			19,314

		Entertainment: 0.1%
1,050		International Game Technology	28,350

			28,350

		Environmental Control: 0.1%
1,580		Waste Management, Inc.	45,204

			45,204

		Food: 0.8%
250		Albertson’s, Inc.	6,413
900		Campbell Soup Co.	26,775
150		ConAgra Foods, Inc.	3,713
1,080		General Mills, Inc.	52,055
1,150		H.J. Heinz Co.	42,021
600		Hershey Foods Corp.	33,786
890		Kellogg Co.	41,056
2,010	@	Kroger Co.	41,386
500		McCormick & Co., Inc.	16,315
1,500		Safeway, Inc.	38,400
378		Sara Lee Corp.	7,163
710		SUPERVALU, Inc.	22,095
800		Tyson Foods, Inc.	14,440
630		Wm. Wrigley Jr. Co.	45,284

			390,902

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2%
130		Georgia-Pacific Corp.	$4,428
290		Louisiana-Pacific Corp.	8,030
580		MeadWestvaco Corp.	16,020
500		Plum Creek Timber Co., Inc.	18,955
310		Temple-Inland, Inc.	12,664
800		Weyerhaeuser Co.	54,999

			115,096

		Gas: 0.1%
290		KeySpan Corp.	10,666
150		Nicor, Inc.	6,305
830		Sempra Energy	39,060

			56,031

		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	32,836
160		Snap-On, Inc.	5,779
310		Stanley Works	14,471

			53,086

		Healthcare-Products: 2.3%
160		Bausch & Lomb, Inc.	12,909
1,900		Baxter Intl., Inc.	75,753
810		Becton Dickinson & Co.	42,468
2,270	@	Boston Scientific Corp.	53,050
380		C.R. Bard, Inc.	25,091
950		Guidant Corp.	65,446
9,100		Johnson & Johnson	575,848
3,720		Medtronic, Inc.	199,466
1,080	@	St. Jude Medical, Inc.	50,544
200		Stryker Corp.	9,886
110	@	Zimmer Holdings, Inc.	7,578

			1,118,039

		Healthcare-Services: 1.9%
1,630		Aetna, Inc.	140,408
410	@	Coventry Health Care, Inc.	35,268
1,350		HCA, Inc.	64,692
850	@	Humana, Inc.	40,698
350	@	Laboratory Corp. of America Holdings	17,049
220		Quest Diagnostics, Inc.	11,119
6,620		UnitedHealth Group, Inc.	372,044
3,240	@	WellPoint, Inc.	245,657

			926,935

		Home Furnishings: 0.0%
100		Whirlpool Corp.	7,577

			7,577

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.3%
480		Clorox Co.	$26,659
100		Fortune Brands, Inc.	8,133
1,500		Kimberly-Clark Corp.	89,295

			124,087

		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	20,385

			20,385

		Insurance: 3.9%
890	@@	ACE Ltd.	41,892
1,450		AFLAC, Inc.	65,685
2,820		Allstate Corp.	155,918
350		AMBAC Financial Group, Inc.	25,221
8,120		American Intl. Group, Inc.	503,114
1,150		Aon Corp.	36,892
1,090		Chubb Corp.	97,610
490		CIGNA Corp.	57,751
487		Cincinnati Financial Corp.	20,400
910		Hartford Financial Services Group, Inc.	70,225
190		Jefferson-Pilot Corp.	9,722
490		Lincoln National Corp.	25,490
610		Loews Corp.	56,370
450		MBIA, Inc.	27,279
3,220		MetLife, Inc.	160,453
240		MGIC Investment Corp.	15,408
1,410		Principal Financial Group	66,792
580		Progressive Corp.	60,767
1,580		Prudential Financial, Inc.	106,745
370		Safeco Corp.	19,751
3,740		St. Paul Travelers Cos., Inc.	167,814
480		Torchmark Corp.	25,358
1,110		UnumProvident Corp.	22,755
430	@@	XL Capital Ltd.	29,253

			1,868,665

		Internet: 0.7%
3,380	@	eBay, Inc.	139,256
400	@	Monster Worldwide, Inc.	12,284
6,648	@	Symantec Corp.	150,644
730	@	Yahoo!, Inc.	24,703

			326,887

		Iron/Steel: 0.2%
810		Nucor Corp.	47,782
600		United States Steel Corp.	25,410

			73,192

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.3%
360		Brunswick Corp.	$13,583
1,560		Carnival Corp.	77,968
990		Harley-Davidson, Inc.	47,956
360		Sabre Holdings Corp.	7,301

			146,808

		Lodging: 0.3%
500		Harrah’s Entertainment, Inc.	32,595
1,560		Hilton Hotels Corp.	34,819
590		Marriott Intl., Inc.	37,170
560		Starwood Hotels & Resorts Worldwide, Inc.	32,015

			136,599

		Machinery-Diversified: 0.1%
680		Deere & Co.	41,616
480		Rockwell Automation, Inc.	25,392

			67,008

		Media: 2.4%
1,700		Clear Channel Communications, Inc.	55,913
6,720	@	Comcast Corp.	197,434
760		Gannett Co., Inc.	52,311
2,080		McGraw-Hill Cos., Inc.	99,923
160		Meredith Corp.	7,982
380		New York Times Co.	11,305
8,000		News Corp. — Class A	124,720
14,410		Time Warner, Inc.	260,966
800		Tribune Co.	27,112
4,820		Viacom, Inc.	159,108
6,180		Walt Disney Co.	149,123

			1,145,897

		Mining: 0.2%
900		Freeport-McMoRan Copper & Gold, Inc.	43,731
360		Phelps Dodge Corp.	46,775

			90,506

		Miscellaneous Manufacturing: 3.5%
2,390		3M Co.	175,330
310		Cooper Industries Ltd.	21,433
830		Danaher Corp.	44,679
580		Dover Corp.	23,658
510		Eaton Corp.	32,411
32,480		General Electric Co.	1,093,601
2,540		Honeywell Intl., Inc.	95,250
760		Illinois Tool Works, Inc.	62,571
1,620	@@	Ingersoll-Rand Co. Ltd.	61,933
300		ITT Industries, Inc.	34,080
150		Pall Corp.	4,125
390		Textron, Inc.	27,971

			1,677,042

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.2%
780		Pitney Bowes, Inc.	$32,557
3,150	@	Xerox Corp.	42,998

			75,555

		Oil and Gas: 7.9%
190		Amerada Hess Corp.	26,125
630		Anadarko Petroleum Corp.	60,323
890		Apache Corp.	66,946
1,650		Burlington Resources, Inc.	134,178
9,925		ChevronTexaco Corp.	642,444
4,880		ConocoPhillips	341,160
2,010		Devon Energy Corp.	137,966
500		EOG Resources, Inc.	37,450
27,740		Exxon Mobil Corp.	1,762,599
340		Kerr-McGee Corp.	33,017
1,230		Marathon Oil Corp.	84,784
400		Murphy Oil Corp.	19,948
400	@, @@	Nabors Industries, Ltd.	28,732
110		Noble Corp.	7,531
1,500		Occidental Petroleum Corp.	128,145
250	@	Rowan Cos., Inc.	8,873
600		Sunoco, Inc.	46,920
750	@	Transocean, Inc.	45,983
1,380		Valero Energy Corp.	156,023
200		XTO Energy, Inc.	9,064

			3,778,211

		Oil and Gas Services: 0.2%
200		Baker Hughes, Inc.	11,936
160		BJ Services Co.	5,758
300		Halliburton Co.	20,556
50	@	National-Oilwell Varco, Inc.	3,290
300		Schlumberger Ltd.	25,314
100	@	Weatherford Intl. Ltd.	6,866

			73,720

		Packaging and Containers: 0.1%
480		Ball Corp.	17,635
200	@	Pactiv Corp.	3,504
310	@	Sealed Air Corp.	14,713

			35,852

		Pharmaceuticals: 4.0%
4,800		Abbott Laboratories	203,520
480		Allergan, Inc.	43,978
510		AmerisourceBergen Corp.	39,423
1,760		Cardinal Health, Inc.	111,654
1,340	@	Caremark Rx, Inc.	66,906
3,500		Eli Lilly & Co.	187,320
420	@	Express Scripts, Inc.	26,124

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 4.0% (continued)
900	@	Forest Laboratories, Inc.	$35,073
1,190	@	Gilead Sciences, Inc.	58,024
810	@	Hospira, Inc.	33,186
1,140	@	King Pharmaceuticals, Inc.	17,533
810	@	Medco Health Solutions, Inc.	44,412
6,860		Merck & Co., Inc.	186,661
22,630		Pfizer, Inc.	565,071
4,400		Schering-Plough Corp.	92,620
350	@	Watson Pharmaceuticals, Inc.	12,814
4,140		Wyeth	191,558

			1,915,877

		Pipelines: 0.1%
200		Kinder Morgan, Inc.	19,232
1,440		Williams Cos., Inc.	36,072

			55,304

		Real Estate Investment Trusts: 0.4%
350		Apartment Investment & Management Co.	13,573
700		Archstone-Smith Trust	27,909
100		Equity Residential	3,785
750		ProLogis	33,233
300		Public Storage, Inc.	20,100
610		Simon Property Group, Inc.	45,213
400		Vornado Realty Trust	34,648

			178,461

		Retail: 4.6%
550	@	Autonation, Inc.	10,984
200	@	Autozone, Inc.	16,650
1,050	@	Bed Bath & Beyond, Inc.	42,189
2,085		Best Buy Co., Inc.	90,760
980		Circuit City Stores, Inc.	16,817
1,540		Costco Wholesale Corp.	66,359
2,450		CVS Corp.	71,075
790		Darden Restaurants, Inc.	23,992
380		Dillard’s, Inc.	7,934
850		Dollar General Corp.	15,589
250		Family Dollar Stores, Inc.	4,968
1,289		Federated Department Stores, Inc.	86,195
2,290		Gap, Inc.	39,915
6,510		Home Depot, Inc.	248,290
1,060		J.C. Penney Co., Inc. Holding Co.	50,265
1,100	@	Kohl’s Corp.	55,198
1,110		Limited Brands, Inc.	22,677
2,370		Lowe’s Cos., Inc.	152,628
4,180		McDonald’s Corp.	139,988
1,200		Nordstrom, Inc.	41,184
790	@	Office Depot, Inc.	23,463
290	@	Sears Holdings Corp.	36,082
3,995		Staples, Inc.	85,173
1,240	@	Starbucks Corp.	62,124
2,730		Target Corp.	141,769

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 4.6% (continued)
200		Tiffany & Co.	$7,954
1,590		TJX Cos., Inc.	32,563
7,680		Wal-Mart Stores, Inc.	336,537
5,330		Walgreen Co.	231,589
440		Wendy’s Intl., Inc.	19,866
790		Yum! Brands, Inc.	38,244

			2,219,021

		Savings and Loans: 0.4%
750		Golden West Financial Corp.	44,543
4,070		Washington Mutual, Inc.	159,625

			204,168

		Semiconductors: 2.3%
1,140	@	Altera Corp.	21,785
1,230		Analog Devices, Inc.	45,682
4,560		Applied Materials, Inc.	77,338
800	@	Broadcom Corp.	37,528
261	@	Freescale Semiconductor, Inc.	6,154
19,180		Intel Corp.	472,788
550		KLA-Tencor Corp.	26,818
880		Linear Technology Corp.	33,079
1,000	@	LSI Logic Corp.	9,850
900		Maxim Integrated Products, Inc.	38,385
1,650		National Semiconductor Corp.	43,395
450	@	Novellus Systems, Inc.	11,286
550	@	Nvidia Corp.	18,854
400	@	QLogic Corp.	13,680
6,700		Texas Instruments, Inc.	227,130

			1,083,752

		Software: 3.1%
1,500		Adobe Systems, Inc.	44,775
1,220		Autodesk, Inc.	56,657
1,560		Automatic Data Processing, Inc.	67,142
1,130	@	BMC Software, Inc.	23,843
680	@	Citrix Systems, Inc.	17,095
1,440		Computer Associates Intl., Inc.	40,046
1,980	@	Compuware Corp.	18,810
880	@	Electronic Arts, Inc.	50,063
2,300		First Data Corp.	92,001
790	@	Fiserv, Inc.	36,237
800		IMS Health, Inc.	20,136
810	@	Intuit, Inc.	36,296
300	@	Mercury Interactive Corp.	11,880
28,410		Microsoft Corp.	730,990
1,940	@	Novell, Inc.	14,453
15,670	@	Oracle Corp.	194,152
1,490	@	Parametric Technology Corp.	10,385
1,580		Siebel Systems, Inc.	16,321

			1,481,282

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 4.0%
110		Alltel Corp.	$7,162
1,350		AT&T Corp.	26,730
1,530	@	Avaya, Inc.	15,759
5,600		Bellsouth Corp.	147,280
460		CenturyTel, Inc.	16,091
19,600	@	Cisco Systems, Inc.	351,427
710	@	Comverse Technology, Inc.	18,652
4,490	@	Corning, Inc.	86,792
10,190		Motorola, Inc.	225,097
5,020		QUALCOMM, Inc.	224,645
5,550	@	Qwest Communications Intl., Inc.	22,755
10,150		SBC Communications, Inc.	243,296
710		Scientific-Atlanta, Inc.	26,632
9,033		Sprint Corp.	214,805
1,630	@	Tellabs, Inc.	17,148
8,500		Verizon Communications, Inc.	277,864

			1,922,135

		Textiles: 0.1%
640		Cintas Corp.	26,272

			26,272

		Toys/Games/Hobbies: 0.1%
850		Hasbro, Inc.	16,703
1,190		Mattel, Inc.	19,849

			36,552

		Transportation: 1.1%
1,210		Burlington Northern Santa Fe Corp.	72,358
900		CSX Corp.	41,832
910		FedEx Corp.	79,288
1,890		Norfolk Southern Corp.	76,658
200		Union Pacific Corp.	14,340
3,370		United Parcel Service, Inc.	232,969

			517,445

		Total Common Stock (Cost $32,438,382)	34,172,113

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.8%
		Federal National Mortgage Association: 9.3%
$5,836,000		5.050%, due 11/15/11		$4,441,108

				4,441,108

		Other U.S. Agency Obligations: 5.5%
3,470,000		FICO STRIP, 5.050%, due 10/06/11		2,651,972

				2,651,972

		Total U.S. Government Agency Obligations
		(Cost $7,188,411)		7,093,080

U.S. TREASURY OBLIGATIONS: 13.2%
		U.S. Treasury STRIP: 13.2%
8,040,000		4.190%, due 08/15/11		6,300,192

		Total U.S. Treasury Obligations
		(Cost $6,353,000)		6,300,192

		Total Long-Term Investments
		(Cost $45,979,793)		47,565,385

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
440,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $440,139 to be received upon repurchase (Collateralized by $456,000, Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $448,804, due 12/04/06)		440,000

		Total Short-Term Investments
		(Cost $440,000)		440,000

		Total Investments In Securities
		(Cost $46,419,793)*	100.3%	$48,005,385
		Other Assets and Liabilities—Net	(0.3)	(144,631)

		Net Assets	100.0%	$47,860,754

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $46,981,998. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,203,227
		Gross Unrealized Depreciation		(1,179,840)

		Net Unrealized Appreciation		$1,023,387

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 61.7%
		Advertising: 0.1%
3,058	@	Interpublic Group of Cos., Inc.	$35,595
1,236		Omnicom Group, Inc.	103,367

			138,962

		Aerospace/Defense: 1.5%
7,979		Boeing Co.	542,172
2,470		General Dynamics Corp.	295,289
882		Goodrich Corp.	39,108
799		L-3 Communications Holdings, Inc.	63,177
4,465		Lockheed Martin Corp.	272,544
2,519		Northrop Grumman Corp.	136,908
3,032		Raytheon Co.	115,277
2,170		Rockwell Collins, Inc.	104,854
7,310		United Technologies Corp.	378,950

			1,948,279

		Agriculture: 1.3%
14,900		Altria Group, Inc.	1,098,279
8,653		Archer-Daniels-Midland Co.	213,383
3,669		Monsanto Co.	230,230
1,008		Reynolds American, Inc.	83,684
1,174		UST, Inc.	49,144

			1,674,720

		Airlines: 0.1%
5,200		Southwest Airlines Co.	77,220

			77,220

		Apparel: 0.4%
4,918	@	Coach, Inc.	154,228
1,250		Jones Apparel Group, Inc.	35,625
1,127		Liz Claiborne, Inc.	44,314
2,144		Nike, Inc.	175,122
214		Reebok Intl., Ltd.	12,106
1,083		VF Corp.	62,782

			484,177

		Auto Manufacturers: 0.2%
17,961		Ford Motor Co.	177,095
500	@	Navistar Intl. Corp.	16,215
629		PACCAR, Inc.	42,703

			236,013

		Auto Parts and Equipment: 0.1%
1,954	@	Goodyear Tire & Rubber Co.	30,463
1,397		Johnson Controls, Inc.	86,684

			117,147

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 4.0%
2,979		AmSouth Bancorporation	$75,250
39,891		Bank of America Corp.	1,679,412
4,180		BB&T Corp.	163,229
1,191		Comerica, Inc.	70,150
900		Compass Bancshares, Inc.	41,247
126		First Horizon National Corp.	4,580
1,601		Huntington Bancshares, Inc.	35,974
4,804		KeyCorp	154,929
699		M & T Bank Corp.	73,891
1,399		Marshall & Ilsley Corp.	60,870
3,055		Mellon Financial Corp.	97,668
7,642		National City Corp.	255,548
1,451		Northern Trust Corp.	73,348
1,955		PNC Financial Services Group, Inc.	113,429
300		Regions Financial Corp.	9,336
2,378		State Street Corp.	116,332
2,671		SunTrust Banks, Inc.	185,501
1,830		Synovus Financial Corp.	50,728
5,728		The Bank of New York Co., Inc.	168,460
13,459		U.S. Bancorp	377,929
11,748		Wachovia Corp.	559,087
12,367		Wells Fargo & Co.	724,336
908		Zions Bancorporation	64,659

			5,155,893

		Beverages: 1.7%
1,085		Anheuser-Busch Cos., Inc.	46,698
598		Brown-Forman Corp.	35,605
20,083		Coca-Cola Co.	867,385
2,554		Coca-Cola Enterprises, Inc.	49,803
1,400	@	Constellation Brands, Inc.	36,400
887		Pepsi Bottling Group, Inc.	25,324
20,357		PepsiCo, Inc.	1,154,445

			2,215,660

		Biotechnology: 0.8%
9,138	@	Amgen, Inc.	728,025
2,400	@	Biogen Idec, Inc.	94,752
800	@	Chiron Corp.	34,896
1,792	@	Genzyme Corp.	128,379
1,800	@	MedImmune, Inc.	60,570
279	@	Millipore Corp.	17,546

			1,064,168

		Building Materials: 0.2%
1,405		American Standard Cos., Inc.	65,403
3,063		Masco Corp.	93,973
882		Vulcan Materials Co.	65,453

			224,829

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.0%
1,842		Air Products & Chemicals, Inc.	$101,568
500		Ashland, Inc.	27,620
7,392		Dow Chemical Co.	308,025
8,017		Du Pont EI de Nemours & Co.	314,026
605		Eastman Chemical Co.	28,417
1,700		Ecolab, Inc.	54,281
384		Engelhard Corp.	10,717
726	@	Hercules, Inc.	8,872
815		International Flavors & Fragrances, Inc.	29,047
2,313		PPG Industries, Inc.	136,906
2,437		Praxair, Inc.	116,805
1,086		Rohm & Haas Co.	44,667
1,033		Sherwin-Williams Co.	45,524
746		Sigma-Aldrich Corp.	47,789

			1,274,264

		Commercial Services: 0.5%
7,511		Cendant Corp.	155,027
1,783		Equifax, Inc.	62,298
2,290		H&R Block, Inc.	54,914
4,094		McKesson Corp.	194,261
356		Moody’s Corp.	18,184
2,826		Paychex, Inc.	104,788
1,409		R.R. Donnelley & Sons Co.	52,232
1,294		Robert Half Intl., Inc.	46,053

			687,757

		Computers: 3.1%
900	@	Affiliated Computer Services, Inc.	49,140
10,156	@	Apple Computer, Inc.	544,463
1,436	@	Computer Sciences Corp.	67,937
29,243	@	Dell, Inc.	1,000,110
3,743		Electronic Data Systems Corp.	83,993
23,373	@	EMC Corp.	302,447
27,753		Hewlett-Packard Co.	810,388
11,470		International Business Machines Corp.	920,123
827	@	Lexmark Intl., Inc.	50,488
1,828	@	NCR Corp.	58,331
2,582	@	Network Appliance, Inc.	61,297
24,531	@	Sun Microsystems, Inc.	96,162
2,681	@	Unisys Corp.	17,802

			4,062,681

		Cosmetics/Personal Care: 1.3%
26		Alberto-Culver Co.	1,164
4,988		Colgate-Palmolive Co.	263,317
6,402		Gillette Co.	372,596
17,637		Procter & Gamble Co.	1,048,695

			1,685,772

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.1%
1,787		Genuine Parts Co.	$76,662
605		W.W. Grainger, Inc.	38,067

			114,729

		Diversified Financial Services: 3.2%
9,178		American Express Co.	527,183
806		Bear Stearns Cos., Inc.	88,459
2,081		Capital One Financial Corp.	165,481
7,900		Charles Schwab Corp.	113,997
2,526		CIT Group, Inc.	114,125
7,625		Citigroup, Inc.	347,090
860		Countrywide Financial Corp.	28,363
2,600	@	E*TRADE Financial Corp.	45,760
6,798		Fannie Mae	304,686
690		Federated Investors, Inc.	22,929
956		Franklin Resources, Inc.	80,266
1,036		Freddie Mac	58,493
3,466		Goldman Sachs Group, Inc.	421,396
5,200		JPMorgan Chase & Co.	176,436
2,707		Lehman Brothers Holdings, Inc.	315,311
9,000		MBNA Corp.	221,760
6,802		Merrill Lynch & Co., Inc.	417,303
8,015		Morgan Stanley	432,329
3,926	@	Providian Financial Corp.	69,412
3,118		SLM Corp.	167,250
841		T. Rowe Price Group, Inc.	54,917

			4,172,946

		Electric: 2.0%
4,626	@	AES Corp.	76,005
1,050	@	Allegheny Energy, Inc.	32,256
1,602		Ameren Corp.	85,691
2,915		American Electric Power Co., Inc.	115,726
2,350		CenterPoint Energy, Inc.	34,945
1,850	@	CMS Energy Corp.	30,433
1,866		Consolidated Edison, Inc.	90,594
1,405		Constellation Energy Group, Inc.	86,548
2,450		Dominion Resources, Inc.	211,042
1,400		DTE Energy Co.	64,204
6,985		Duke Energy Corp.	203,752
3,150		Edison Intl.	148,932
336		Entergy Corp.	24,972
5,179		Exelon Corp.	276,765
2,642		FirstEnergy Corp.	137,701
2,848		FPL Group, Inc.	135,565
2,200		NiSource, Inc.	53,350
2,842		PG&E Corp.	111,549
800		Pinnacle West Capital Corp.	35,264
3,144		PPL Corp.	101,646
1,698		Public Service Enterprise Group, Inc.	109,283
1,057		Southern Co.	37,798
1,775		TECO Energy, Inc.	31,986

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 2.0% (continued)
2,916		TXU Corp.	$329,157
2,919		Xcel Energy, Inc.	57,242

			2,622,406

		Electrical Components and Equipment: 0.2%
1,200		American Power Conversion Corp.	31,080
2,741		Emerson Electric Co.	196,804

			227,884

		Electronics: 0.4%
4,816	@	Agilent Technologies, Inc.	157,725
1,921		Applera Corp. — Applied Biosystems Group	44,644
1,187	@	Jabil Circuit, Inc.	36,702
866		Parker Hannifin Corp.	55,692
1,521		PerkinElmer, Inc.	30,983
3,800	@	Sanmina-SCI Corp.	16,302
12,970	@	Solectron Corp.	50,713
1,147	@	Thermo Electron Corp.	35,442
782	@	Waters Corp.	32,531

			460,734

		Engineering and Construction: 0.0%
600		Fluor Corp.	38,628

			38,628

		Entertainment: 0.1%
2,450		International Game Technology	66,150

			66,150

		Environmental Control: 0.1%
4,059		Waste Management, Inc.	116,128

			116,128

		Food: 0.7%
664		Albertson’s, Inc.	17,032
1,241		Campbell Soup Co.	36,920
365		ConAgra Foods, Inc.	9,034
2,426		General Mills, Inc.	116,932
2,248		H.J. Heinz Co.	82,142
1,283		Hershey Foods Corp.	72,246
1,772		Kellogg Co.	81,742
5,092	@	Kroger Co.	104,844
1,005		McCormick & Co., Inc.	32,793
3,140		Safeway, Inc.	80,384
1,005		Sara Lee Corp.	19,045
1,810		SUPERVALU, Inc.	56,327
1,800		Tyson Foods, Inc.	32,490
1,494		Wm. Wrigley Jr. Co.	107,389

			849,320

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2%
190		Georgia-Pacific Corp.	$6,471
877		Louisiana-Pacific Corp.	24,284
1,451		MeadWestvaco Corp.	40,077
1,563		Plum Creek Timber Co., Inc.	59,253
804		Temple-Inland, Inc.	32,843
1,800		Weyerhaeuser Co.	123,751

			286,679

		Gas: 0.1%
711		KeySpan Corp.	26,151
502		Nicor, Inc.	21,099
2,090		Sempra Energy	98,355

			145,605

		Hand/Machine Tools: 0.1%
886		Black & Decker Corp.	72,731
59		Snap-On, Inc.	2,131
748		Stanley Works	34,917

			109,779

		Healthcare-Products: 2.0%
525		Bausch & Lomb, Inc.	42,357
4,463		Baxter Intl., Inc.	177,940
2,004		Becton Dickinson & Co.	105,070
3,964	@	Boston Scientific Corp.	92,639
795		C.R. Bard, Inc.	52,494
2,175		Guidant Corp.	149,836
21,319		Johnson & Johnson	1,349,066
8,686		Medtronic, Inc.	465,743
2,503	@	St. Jude Medical, Inc.	117,140
400		Stryker Corp.	19,772
181	@	Zimmer Holdings, Inc.	12,469

			2,584,526

		Healthcare-Services: 1.6%
3,492		Aetna, Inc.	300,801
1,000	@	Coventry Health Care, Inc.	86,020
2,950		HCA, Inc.	141,364
2,136	@	Humana, Inc.	102,272
894	@	Laboratory Corp. of America Holdings	43,547
104		Quest Diagnostics, Inc.	5,256
15,410		UnitedHealth Group, Inc.	866,042
7,488	@	WellPoint, Inc.	567,740

			2,113,042

		Household Products/Wares: 0.2%
1,166		Clorox Co.	64,760
128		Fortune Brands, Inc.	10,410
3,504		Kimberly-Clark Corp.	208,593

			283,763

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
2,145		Newell Rubbermaid, Inc.	$48,584

			48,584

		Insurance: 3.4%
2,099	@@	ACE Ltd.	98,800
3,356		AFLAC, Inc.	152,027
6,504		Allstate Corp.	359,606
815		AMBAC Financial Group, Inc.	58,729
19,063		American Intl. Group, Inc.	1,181,143
2,600		Aon Corp.	83,408
2,702		Chubb Corp.	241,964
1,453		CIGNA Corp.	171,251
1,179		Cincinnati Financial Corp.	49,388
2,162		Hartford Financial Services Group, Inc.	166,842
120		Jefferson-Pilot Corp.	6,140
1,744		Lincoln National Corp.	90,723
1,307		Loews Corp.	120,780
933		MBIA, Inc.	56,558
7,552		MetLife, Inc.	376,316
673		MGIC Investment Corp.	43,207
2,736		Principal Financial Group	129,604
1,453		Progressive Corp.	152,231
3,763		Prudential Financial, Inc.	254,228
1,399		Safeco Corp.	74,679
9,017		St. Paul Travelers Cos., Inc.	404,593
659		Torchmark Corp.	34,815
1,922		UnumProvident Corp.	39,401
1,000	@@	XL Capital Ltd.	68,030

			4,414,463

		Internet: 0.6%
7,484	@	eBay, Inc.	308,341
1,000	@	Monster Worldwide, Inc.	30,710
16,021	@	Symantec Corp.	363,036
1,826	@	Yahoo!, Inc.	61,792

			763,879

		Iron/Steel: 0.1%
2,057		Nucor Corp.	121,342
833		United States Steel Corp.	35,278

			156,620

		Leisure Time: 0.2%
826		Brunswick Corp.	31,165
2,944		Carnival Corp.	147,141
1,836		Harley-Davidson, Inc.	88,936
51		Sabre Holdings Corp.	1,034

			268,276

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.2%
1,298		Harrah’s Entertainment, Inc.	$84,617
2,239		Hilton Hotels Corp.	49,974
1,141		Marriott Intl., Inc.	71,883
1,465		Starwood Hotels & Resorts Worldwide, Inc.	83,754

			290,228

		Machinery-Diversified: 0.1%
104		Cummins, Inc.	9,151
1,738		Deere & Co.	106,366
1,258		Rockwell Automation, Inc.	66,548

			182,065

		Media: 2.1%
3,900		Clear Channel Communications, Inc.	128,271
15,786	@	Comcast Corp.	463,793
1,716		Gannett Co., Inc.	118,112
4,960		McGraw-Hill Cos., Inc.	238,278
414		Meredith Corp.	20,654
1,026		New York Times Co.	30,524
17,600		News Corp. — Class A	274,384
33,698		Time Warner, Inc.	610,271
1,911		Tribune Co.	64,764
11,381		Viacom, Inc.	375,687
14,394		Walt Disney Co.	347,327

			2,672,065

		Mining: 0.2%
1,800		Freeport-McMoRan Copper & Gold, Inc.	87,462
795		Phelps Dodge Corp.	103,294

			190,756

		Miscellaneous Manufacturing: 3.0%
5,650		3M Co.	414,484
703		Cooper Industries Ltd.	48,605
2,252		Danaher Corp.	121,225
1,407		Dover Corp.	57,392
1,018		Eaton Corp.	64,694
76,043		General Electric Co.	2,560,367
6,626		Honeywell Intl., Inc.	248,475
1,441		Illinois Tool Works, Inc.	118,638
4,082	@@	Ingersoll-Rand Co. Ltd.	156,055
642		ITT Industries, Inc.	72,931
451		Pall Corp.	12,403
964		Textron, Inc.	69,138

			3,944,407

		Office/Business Equipment: 0.1%
1,821		Pitney Bowes, Inc.	76,009
6,427	@	Xerox Corp.	87,728

			163,737

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 6.9%
454		Amerada Hess Corp.	$62,425
1,431		Anadarko Petroleum Corp.	137,018
1,986		Apache Corp.	149,387
3,907		Burlington Resources, Inc.	317,717
23,181		ChevronTexaco Corp.	1,500,506
11,816		ConocoPhillips	826,057
4,980		Devon Energy Corp.	341,827
1,292		EOG Resources, Inc.	96,771
64,955		Exxon Mobil Corp.	4,127,240
577		Kerr-McGee Corp.	56,032
3,747		Marathon Oil Corp.	258,281
900		Murphy Oil Corp.	44,883
800	@, @@	Nabors Industries, Ltd.	57,464
228		Noble Corp.	15,609
3,422		Occidental Petroleum Corp.	292,341
600	@	Rowan Cos., Inc.	21,294
1,510		Sunoco, Inc.	118,082
1,986	@	Transocean, Inc.	121,762
3,193		Valero Energy Corp.	361,001
400		XTO Energy, Inc.	18,128

			8,923,825

		Oil and Gas Services: 0.1%
400		Baker Hughes, Inc.	23,872
458		BJ Services Co.	16,483
582		Halliburton Co.	39,879
50	@	National-Oilwell Varco, Inc.	3,290
700		Schlumberger Ltd.	59,066
300	@	Weatherford Intl. Ltd.	20,598

			163,188

		Packaging and Containers: 0.1%
876		Ball Corp.	32,183
557	@	Pactiv Corp.	9,759
536	@	Sealed Air Corp.	25,439

			67,381

		Pharmaceuticals: 3.5%
11,100		Abbott Laboratories	470,640
1,083		Allergan, Inc.	99,224
1,353		AmerisourceBergen Corp.	104,587
4,123		Cardinal Health, Inc.	261,563
3,522	@	Caremark Rx, Inc.	175,853
8,100		Eli Lilly & Co.	433,512
1,050	@	Express Scripts, Inc.	65,310
2,343	@	Forest Laboratories, Inc.	91,307
3,341	@	Gilead Sciences, Inc.	162,907
2,109	@	Hospira, Inc.	86,406

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 3.5% (continued)
3,219	@	King Pharmaceuticals, Inc.	$49,508
2,028	@	Medco Health Solutions, Inc.	111,195
16,281		Merck & Co., Inc.	443,006
52,845		Pfizer, Inc.	1,319,540
9,900		Schering-Plough Corp.	208,395
850	@	Watson Pharmaceuticals, Inc.	31,119
9,574		Wyeth	442,989

			4,557,061

		Pipelines: 0.1%
596		Kinder Morgan, Inc.	57,311
2,868		Williams Cos., Inc.	71,844

			129,155

		Real Estate Investment Trusts: 0.3%
782		Apartment Investment & Management Co.	30,326
1,600		Archstone-Smith Trust	63,792
200		Equity Residential	7,570
1,850		ProLogis	81,974
600		Public Storage, Inc.	40,200
1,532		Simon Property Group, Inc.	113,551
800		Vornado Realty Trust	69,296

			406,709

		Retail: 4.0%
1,250	@	Autonation, Inc.	24,963
250	@	Autozone, Inc.	20,813
2,368	@	Bed Bath & Beyond, Inc.	95,146
4,915		Best Buy Co., Inc.	213,950
1,978		Circuit City Stores, Inc.	33,942
3,274		Costco Wholesale Corp.	141,077
5,800		CVS Corp.	168,258
1,697		Darden Restaurants, Inc.	51,538
800		Dillard’s, Inc.	16,704
2,200		Dollar General Corp.	40,348
600		Family Dollar Stores, Inc.	11,922
2,549		Federated Department Stores, Inc.	170,452
3,923		Gap, Inc.	68,378
15,361		Home Depot, Inc.	585,868
2,864		J.C. Penney Co., Inc. Holding Co.	135,811
2,450	@	Kohl’s Corp.	122,941
2,807		Limited Brands, Inc.	57,347
5,623		Lowe’s Cos., Inc.	362,121
12,095		McDonald’s Corp.	405,062
2,502		Nordstrom, Inc.	85,869
3,079	@	Office Depot, Inc.	91,446
1,000		RadioShack Corp.	24,800
840	@	Sears Holdings Corp.	104,513
8,412		Staples, Inc.	179,344
2,602	@	Starbucks Corp.	130,360
6,294		Target Corp.	326,847
500		Tiffany & Co.	19,885
3,188		TJX Cos., Inc.	65,290

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 4.0% (continued)
17,940		Wal-Mart Stores, Inc.	$786,130
12,469		Walgreen Co.	541,778
840		Wendy’s Intl., Inc.	37,926
2,046		Yum! Brands, Inc.	99,047

			5,219,876

		Savings and Loans: 0.3%
1,748		Golden West Financial Corp.	103,814
8,782		Washington Mutual, Inc.	344,430

			448,244

		Semiconductors: 2.0%
2,692	@	Altera Corp.	51,444
2,462		Analog Devices, Inc.	91,439
10,885		Applied Materials, Inc.	184,610
2,050	@	Broadcom Corp.	96,166
1,398	@	Freescale Semiconductor, Inc.	32,965
43,774		Intel Corp.	1,079,029
1,362		KLA-Tencor Corp.	66,411
2,146		Linear Technology Corp.	80,668
2,700	@	LSI Logic Corp.	26,595
2,282		Maxim Integrated Products, Inc.	97,327
4,151		National Semiconductor Corp.	109,171
50	@	Novellus Systems, Inc.	1,254
1,450	@	Nvidia Corp.	49,706
726	@	QLogic Corp.	24,829
15,736		Texas Instruments, Inc.	533,450

			2,525,064

		Software: 2.7%
3,476		Adobe Systems, Inc.	103,759
2,822		Autodesk, Inc.	131,054
4,101		Automatic Data Processing, Inc.	176,507
2,445	@	BMC Software, Inc.	51,590
2,073	@	Citrix Systems, Inc.	52,115
3,611		Computer Associates Intl., Inc.	100,422
3,809	@	Compuware Corp.	36,186
2,171	@	Electronic Arts, Inc.	123,508
5,237		First Data Corp.	209,480
1,251	@	Fiserv, Inc.	57,383
1,511		IMS Health, Inc.	38,032
2,156	@	Intuit, Inc.	96,610
800	@	Mercury Interactive Corp.	31,680
66,084		Microsoft Corp.	1,700,340
4,666	@	Novell, Inc.	34,762
36,545	@	Oracle Corp.	452,793
2,750	@	Parametric Technology Corp.	19,168
3,731		Siebel Systems, Inc.	38,541

			3,453,930

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.4%
800	@	ADC Telecommunications, Inc.	$18,288
305		Alltel Corp.	19,859
684		AT&T Corp.	13,543
1,464	@	Avaya, Inc.	15,079
13,100		Bellsouth Corp.	344,530
1,048		CenturyTel, Inc.	36,659
45,805	@	Cisco Systems, Inc.	821,283
1,697	@	Comverse Technology, Inc.	44,580
10,510	@	Corning, Inc.	203,158
23,863		Motorola, Inc.	527,134
11,654		QUALCOMM, Inc.	521,517
14,000	@	Qwest Communications Intl., Inc.	57,400
23,705		SBC Communications, Inc.	568,209
1,088		Scientific-Atlanta, Inc.	40,811
21,002		Sprint Corp.	499,428
2,301	@	Tellabs, Inc.	24,207
19,823		Verizon Communications, Inc.	648,013

			4,403,698

		Textiles: 0.0%
1,089		Cintas Corp.	44,703

			44,703

		Toys/Games/Hobbies: 0.1%
2,356		Hasbro, Inc.	46,295
3,030		Mattel, Inc.	50,541

			96,836

		Transportation: 0.9%
2,787		Burlington Northern Santa Fe Corp.	166,663
2,082		CSX Corp.	96,771
2,066		FedEx Corp.	180,011
4,864		Norfolk Southern Corp.	197,284
200		Union Pacific Corp.	14,340
7,904		United Parcel Service, Inc.	546,403

			1,201,472

		Total Common Stock
		(Cost $76,799,239)	79,976,083

ING GET U.S. Core Portfolio Series 6	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.9%
		Federal Home Loan Mortgage Corporation: 1.9%
$3,205,000		5.140%, due 01/15/12		$2,412,916

				2,412,916

		Federal National Mortgage Association: 17.8%
23,452,000		5.050%, due 11/15/11		17,846,620
4,032,000		5.130%, due 01/15/12		3,036,838
2,840,000		5.170%, due 02/12/12		2,128,873

				23,012,331

		Other Agency Obligations: 1.2%
2,135,000		FICO STRIP, 5.080%, due 12/06/11		1,619,246

				1,619,246

		Total U.S. Government Agency Obligations
		(Cost $27,489,485)		27,044,493

U.S. TREASURY OBLIGATIONS: 17.1%
		U.S. Treasury STRIP: 17.1%
18,140,000		4.160%, due 11/15/11		14,092,984
10,541,000		4.230%, due 02/15/12		8,069,947

		Total U.S. Treasury Obligations
		(Cost $22,134,129)		22,162,931

		Total Long-Term Investments
		(Cost $126,422,852)		129,183,507

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
607,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $607,192 to be received upon repurchase (Collateralized by $630,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $620,059, due 12/04/06)		607,000

		Total Short-Term Investments
		(Cost $607,000)		607,000

		Total Investments In Securities
		(Cost $127,029,852)*	100.2%	$129,790,507
		Other Assets and Liabilities—Net	(0.2)	(297,458)

		Net Assets	100.0%	$129,493,049

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $128,313,603. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,780,632
		Gross Unrealized Depreciation		(3,303,728)

		Net Unrealized Appreciation		$1,476,904

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 62.8%
		Advertising: 0.1%
2,330	@	Interpublic Group of Cos., Inc.	$27,121
960		Omnicom Group, Inc.	80,285

			107,406

		Aerospace/Defense: 1.5%
6,050		Boeing Co.	411,097
1,750		General Dynamics Corp.	209,213
560		Goodrich Corp.	24,830
610		L-3 Communications Holdings, Inc.	48,233
3,350		Lockheed Martin Corp.	204,484
1,976		Northrop Grumman Corp.	107,396
2,957		Raytheon Co.	112,425
1,510		Rockwell Collins, Inc.	72,963
5,600		United Technologies Corp.	290,304

			1,480,945

		Agriculture: 1.3%
11,450		Altria Group, Inc.	843,979
6,110		Archer-Daniels-Midland Co.	150,673
2,590		Monsanto Co.	162,523
600		Reynolds American, Inc.	49,812
1,400		UST, Inc.	58,604

			1,265,591

		Airlines: 0.1%
3,700		Southwest Airlines Co.	54,945

			54,945

		Apparel: 0.4%
3,770	@	Coach, Inc.	118,227
770		Jones Apparel Group, Inc.	21,945
770		Liz Claiborne, Inc.	30,276
1,400		Nike, Inc.	114,352
440		Reebok Intl., Ltd.	24,891
880		VF Corp.	51,014

			360,705

		Auto Manufacturers: 0.1%
10,060		Ford Motor Co.	99,191
450		PACCAR, Inc.	30,551

			129,742

		Auto Parts and Equipment: 0.1%
1,760	@	Goodyear Tire & Rubber Co.	27,438
1,000		Johnson Controls, Inc.	62,050

			89,488

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 4.0%
1,800		AmSouth Bancorporation	$45,468
30,510		Bank of America Corp.	1,284,470
2,980		BB&T Corp.	116,369
1,330		Comerica, Inc.	78,337
570		Compass Bancshares, Inc.	26,123
340		First Horizon National Corp.	12,359
1,210		Huntington Bancshares, Inc.	27,189
3,390		KeyCorp	109,328
510		M & T Bank Corp.	53,912
1,050		Marshall & Ilsley Corp.	45,686
2,370		Mellon Financial Corp.	75,769
5,920		National City Corp.	197,965
1,010		Northern Trust Corp.	51,056
1,430		PNC Financial Services Group, Inc.	82,969
300		Regions Financial Corp.	9,336
1,710		State Street Corp.	83,653
2,030		SunTrust Banks, Inc.	140,984
1,770		Synovus Financial Corp.	49,064
4,400		The Bank of New York Co., Inc.	129,404
10,330		U.S. Bancorp	290,065
8,650		Wachovia Corp.	411,653
9,470		Wells Fargo & Co.	554,657
560		Zions Bancorporation	39,878

			3,915,694

		Beverages: 1.8%
880		Anheuser-Busch Cos., Inc.	37,875
850		Brown-Forman Corp.	50,609
15,360		Coca-Cola Co.	663,398
1,720		Coca-Cola Enterprises, Inc.	33,540
1,000	@	Constellation Brands, Inc.	26,000
1,000		Pepsi Bottling Group, Inc.	28,550
15,540		PepsiCo, Inc.	881,274

			1,721,246

		Biotechnology: 0.8%
6,820	@	Amgen, Inc.	543,350
1,900	@	Biogen Idec, Inc.	75,012
600	@	Chiron Corp.	26,172
1,260	@	Genzyme Corp.	90,266
1,400	@	MedImmune, Inc.	47,110
300	@	Millipore Corp.	18,867

			800,777

		Building Materials: 0.2%
1,010		American Standard Cos., Inc.	47,016
2,320		Masco Corp.	71,177
560		Vulcan Materials Co.	41,558

			159,751

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.0%
1,150		Air Products & Chemicals, Inc.	$63,411
400		Ashland, Inc.	22,096
5,490		Dow Chemical Co.	228,768
5,530		Du Pont EI de Nemours & Co.	216,610
770		Eastman Chemical Co.	36,167
1,200		Ecolab, Inc.	38,316
560		Engelhard Corp.	15,630
770		International Flavors & Fragrances, Inc.	27,443
1,700		PPG Industries, Inc.	100,623
2,040		Praxair, Inc.	97,777
850		Rohm & Haas Co.	34,961
820		Sherwin-Williams Co.	36,137
550		Sigma-Aldrich Corp.	35,233

			953,172

		Commercial Services: 0.5%
5,761		Cendant Corp.	118,907
1,310		Equifax, Inc.	45,771
1,750		H&R Block, Inc.	41,965
2,870		McKesson Corp.	136,183
280		Moody’s Corp.	14,302
1,890		Paychex, Inc.	70,081
1,120		R.R. Donnelley & Sons Co.	41,518
1,210		Robert Half Intl., Inc.	43,064

			511,791

		Computers: 3.0%
700	@	Affiliated Computer Services, Inc.	38,220
7,690	@	Apple Computer, Inc.	412,261
950	@	Computer Sciences Corp.	44,945
22,400	@	Dell, Inc.	766,080
2,830		Electronic Data Systems Corp.	63,505
17,860	@	EMC Corp.	231,108
16,090		Hewlett-Packard Co.	469,828
8,720		International Business Machines Corp.	699,518
670	@	Lexmark Intl., Inc.	40,904
1,210	@	NCR Corp.	38,611
1,800	@	Network Appliance, Inc.	42,732
18,750	@	Sun Microsystems, Inc.	73,500
2,250	@	Unisys Corp.	14,940

			2,936,152

		Cosmetics/Personal Care: 1.4%
560		Alberto-Culver Co.	25,060
3,860		Colgate-Palmolive Co.	203,769
5,080		Gillette Co.	295,656
13,450		Procter & Gamble Co.	799,737

			1,324,222

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.1%
1,382		Genuine Parts Co.	$59,288
490		W.W. Grainger, Inc.	30,831

			90,119

		Diversified Financial Services: 3.3%
6,770		American Express Co.	388,870
560		Bear Stearns Cos., Inc.	61,460
1,660		Capital One Financial Corp.	132,003
5,580		Charles Schwab Corp.	80,519
1,850		CIT Group, Inc.	83,583
5,820		Citigroup, Inc.	264,926
700		Countrywide Financial Corp.	23,086
1,800	@	E*TRADE Financial Corp.	31,680
5,480		Fannie Mae	245,614
220		Federated Investors, Inc.	7,311
870		Franklin Resources, Inc.	73,045
820		Freddie Mac	46,297
2,580		Goldman Sachs Group, Inc.	313,676
4,000		JPMorgan Chase & Co.	135,720
2,290		Lehman Brothers Holdings, Inc.	266,739
7,100		MBNA Corp.	174,944
5,200		Merrill Lynch & Co., Inc.	319,020
6,060		Morgan Stanley	326,877
2,910	@	Providian Financial Corp.	51,449
2,360		SLM Corp.	126,590
740		T. Rowe Price Group, Inc.	48,322

			3,201,731

		Electric: 2.1%
3,680	@	AES Corp.	60,462
800	@	Allegheny Energy, Inc.	24,576
1,180		Ameren Corp.	63,118
1,930		American Electric Power Co., Inc.	76,621
1,780		CenterPoint Energy, Inc.	26,469
2,000	@	CMS Energy Corp.	32,900
1,660		Consolidated Edison, Inc.	80,593
1,170		Constellation Energy Group, Inc.	72,072
1,870		Dominion Resources, Inc.	161,082
900		DTE Energy Co.	41,274
5,820		Duke Energy Corp.	169,769
2,450		Edison Intl.	115,836
260		Entergy Corp.	19,323
3,700		Exelon Corp.	197,729
2,020		FirstEnergy Corp.	105,282
2,160		FPL Group, Inc.	102,816
1,550		NiSource, Inc.	37,588
2,480		PG&E Corp.	97,340
600		Pinnacle West Capital Corp.	26,448
2,400		PPL Corp.	77,592
1,240		Public Service Enterprise Group, Inc.	79,806
800		Southern Co.	28,608
1,550		TECO Energy, Inc.	27,931
2,380		TXU Corp.	268,655
2,220		Xcel Energy, Inc.	43,534

			2,037,424

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.2%
900		American Power Conversion Corp.	$23,310
2,270		Emerson Electric Co.	162,986

			186,296

		Electronics: 0.3%
2,360	@	Agilent Technologies, Inc.	77,290
1,660		Applera Corp. — Applied Biosystems Group	38,578
950	@	Jabil Circuit, Inc.	29,374
620		Parker Hannifin Corp.	39,872
770		PerkinElmer, Inc.	15,685
2,700	@	Sanmina-SCI Corp.	11,583
9,770	@	Solectron Corp.	38,201
820	@	Thermo Electron Corp.	25,338
600	@	Waters Corp.	24,960

			300,881

		Engineering and Construction: 0.0%
500		Fluor Corp.	32,190

			32,190

		Entertainment: 0.1%
1,850		International Game Technology	49,950

			49,950

		Environmental Control: 0.1%
2,880		Waste Management, Inc.	82,397

			82,397

		Food: 0.7%
550		Albertson’s, Inc.	14,108
1,670		Campbell Soup Co.	49,683
1,280		ConAgra Foods, Inc.	31,680
1,970		General Mills, Inc.	94,953
1,800		H.J. Heinz Co.	65,772
1,110		Hershey Foods Corp.	62,504
1,930		Kellogg Co.	89,031
3,580	@	Kroger Co.	73,712
780		McCormick & Co., Inc.	25,451
2,600		Safeway, Inc.	66,560
669		Sara Lee Corp.	12,678
1,100		SUPERVALU, Inc.	34,232
1,400		Tyson Foods, Inc.	25,270
1,110		Wm. Wrigley Jr. Co.	79,787

			725,421

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2%
180		Georgia-Pacific Corp.	$6,131
990		Louisiana-Pacific Corp.	27,413
1,050		MeadWestvaco Corp.	29,001
1,330		Plum Creek Timber Co., Inc.	50,420
400		Temple-Inland, Inc.	16,340
1,400		Weyerhaeuser Co.	96,250

			225,555

		Gas: 0.1%
190		KeySpan Corp.	6,988
300		Nicor, Inc.	12,609
1,470		Sempra Energy	69,178

			88,775

		Hand/Machine Tools: 0.1%
760		Black & Decker Corp.	62,389
220		Snap-On, Inc.	7,946
550		Stanley Works	25,674

			96,009

		Healthcare-Products: 2.0%
300		Bausch & Lomb, Inc.	24,204
3,460		Baxter Intl., Inc.	137,950
1,380		Becton Dickinson & Co.	72,353
3,920	@	Boston Scientific Corp.	91,610
560		C.R. Bard, Inc.	36,977
1,760		Guidant Corp.	121,246
16,340		Johnson & Johnson	1,033,996
6,620		Medtronic, Inc.	354,964
1,760	@	St. Jude Medical, Inc.	82,368
300		Stryker Corp.	14,829
150	@	Zimmer Holdings, Inc.	10,334

			1,980,831

		Healthcare-Services: 1.7%
2,900		Aetna, Inc.	249,806
770	@	Coventry Health Care, Inc.	66,235
2,500		HCA, Inc.	119,800
1,600	@	Humana, Inc.	76,608
770	@	Laboratory Corp. of America Holdings	37,507
440		Quest Diagnostics, Inc.	22,238
11,780		UnitedHealth Group, Inc.	662,036
5,700	@	WellPoint, Inc.	432,174

			1,666,404

		Home Furnishings: 0.0%
200		Whirlpool Corp.	15,154

			15,154

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.2%
850		Clorox Co.	$47,209
50		Fortune Brands, Inc.	4,067
2,620		Kimberly-Clark Corp.	155,968

			207,244

		Housewares: 0.0%
1,780		Newell Rubbermaid, Inc.	40,317

			40,317

		Insurance: 3.5%
1,660	@@	ACE Ltd.	78,136
2,820		AFLAC, Inc.	127,746
4,980		Allstate Corp.	275,344
560		AMBAC Financial Group, Inc.	40,354
14,570		American Intl. Group, Inc.	902,757
2,020		Aon Corp.	64,802
1,810		Chubb Corp.	162,086
990		CIGNA Corp.	116,681
946		Cincinnati Financial Corp.	39,628
1,650		Hartford Financial Services Group, Inc.	127,331
390		Jefferson-Pilot Corp.	19,956
1,330		Lincoln National Corp.	69,187
1,020		Loews Corp.	94,258
600		MBIA, Inc.	36,372
5,740		MetLife, Inc.	286,024
470		MGIC Investment Corp.	30,174
2,560		Principal Financial Group	121,267
1,140		Progressive Corp.	119,438
2,920		Prudential Financial, Inc.	197,275
1,100		Safeco Corp.	58,718
6,770		St. Paul Travelers Cos., Inc.	303,770
770		Torchmark Corp.	40,679
1,910		UnumProvident Corp.	39,155
830	@@	XL Capital Ltd.	56,465

			3,407,603

		Internet: 0.6%
6,070	@	eBay, Inc.	250,084
800	@	Monster Worldwide, Inc.	24,568
11,455	@	Symantec Corp.	259,571
1,380	@	Yahoo!, Inc.	46,699

			580,922

		Iron/Steel: 0.1%
1,580		Nucor Corp.	93,204
1,100		United States Steel Corp.	46,585

			139,789

		Leisure Time: 0.3%
550		Brunswick Corp.	20,752
2,790		Carnival Corp.	139,444
1,800		Harley-Davidson, Inc.	87,192
1,210		Sabre Holdings Corp.	24,539

			271,927

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.3%
910		Harrah’s Entertainment, Inc.	$59,323
2,370		Hilton Hotels Corp.	52,898
1,100		Marriott Intl., Inc.	69,300
1,110		Starwood Hotels & Resorts Worldwide, Inc.	63,459

			244,980

		Machinery-Diversified: 0.1%
120		Cummins, Inc.	10,559
1,240		Deere & Co.	75,888
910		Rockwell Automation, Inc.	48,139

			134,586

		Media: 2.1%
3,000		Clear Channel Communications, Inc.	98,670
12,010	@	Comcast Corp.	352,853
1,340		Gannett Co., Inc.	92,232
3,740		McGraw-Hill Cos., Inc.	179,670
220		Meredith Corp.	10,976
790		New York Times Co.	23,503
14,350		News Corp. — Class A	223,717
25,770		Time Warner, Inc.	466,694
1,440		Tribune Co.	48,802
8,730		Viacom, Inc.	288,177
10,560		Walt Disney Co.	254,813

			2,040,107

		Mining: 0.2%
1,700		Freeport-McMoRan Copper & Gold, Inc.	82,603
610		Phelps Dodge Corp.	79,257

			161,860

		Miscellaneous Manufacturing: 3.1%
4,290		3M Co.	314,714
550		Cooper Industries Ltd.	38,027
1,580		Danaher Corp.	85,051
1,010		Dover Corp.	41,198
990		Eaton Corp.	62,915
58,100		General Electric Co.	1,956,227
4,730		Honeywell Intl., Inc.	177,375
1,410		Illinois Tool Works, Inc.	116,085
2,920	@@	Ingersoll-Rand Co. Ltd.	111,632
460		ITT Industries, Inc.	52,256
300		Pall Corp.	8,250
750		Textron, Inc.	53,790

			3,017,520

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
1,200		Pitney Bowes, Inc.	$50,088
5,440	@	Xerox Corp.	74,256

			124,344

		Oil and Gas: 6.9%
320		Amerada Hess Corp.	44,000
1,030		Anadarko Petroleum Corp.	98,623
1,540		Apache Corp.	115,839
3,050		Burlington Resources, Inc.	248,026
17,745		ChevronTexaco Corp.	1,148,633
8,840		ConocoPhillips	618,004
3,540		Devon Energy Corp.	242,986
1,210		EOG Resources, Inc.	90,629
49,740		Exxon Mobil Corp.	3,160,479
420		Kerr-McGee Corp.	40,786
2,330		Marathon Oil Corp.	160,607
600		Murphy Oil Corp.	29,922
600	@, @@	Nabors Industries, Ltd.	43,098
160		Noble Corp.	10,954
2,670		Occidental Petroleum Corp.	228,098
400	@	Rowan Cos., Inc.	14,196
1,220		Sunoco, Inc.	95,404
1,530	@	Transocean, Inc.	93,804
2,430		Valero Energy Corp.	274,736
300		XTO Energy, Inc.	13,596

			6,772,420

		Oil and Gas Services: 0.1%
300		Baker Hughes, Inc.	17,904
440		BJ Services Co.	15,836
520		Halliburton Co.	35,630
300	@	National-Oilwell Varco, Inc.	19,740
500		Schlumberger Ltd.	42,190
100	@	Weatherford Intl. Ltd.	6,866

			138,166

		Packaging and Containers: 0.1%
770		Ball Corp.	28,290
400	@	Pactiv Corp.	7,008
440	@	Sealed Air Corp.	20,882

			56,180

		Pharmaceuticals: 3.5%
8,500		Abbott Laboratories	360,400
770		Allergan, Inc.	70,547
990		AmerisourceBergen Corp.	76,527
3,180		Cardinal Health, Inc.	201,739
2,450	@	Caremark Rx, Inc.	122,329
6,250		Eli Lilly & Co.	334,500
820	@	Express Scripts, Inc.	51,004

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 3.5% (continued)
1,700	@	Forest Laboratories, Inc.	$66,249
2,480	@	Gilead Sciences, Inc.	120,925
1,600	@	Hospira, Inc.	65,552
2,060	@	King Pharmaceuticals, Inc.	31,683
1,430	@	Medco Health Solutions, Inc.	78,407
12,220		Merck & Co., Inc.	332,506
40,390		Pfizer, Inc.	1,008,538
8,000		Schering-Plough Corp.	168,400
600	@	Watson Pharmaceuticals, Inc.	21,966
7,360		Wyeth	340,547

			3,451,819

		Pipelines: 0.1%
420		Kinder Morgan, Inc.	40,387
2,370		Williams Cos., Inc.	59,369

			99,756

		Real Estate Investment Trusts: 0.3%
560		Apartment Investment & Management Co.	21,717
1,200		Archstone-Smith Trust	47,844
130		Equity Residential	4,921
1,350		ProLogis	59,819
600		Public Storage, Inc.	40,200
1,100		Simon Property Group, Inc.	81,531
600		Vornado Realty Trust	51,972

			308,004

		Retail: 4.1%
940	@	Autonation, Inc.	18,772
200	@	Autozone, Inc.	16,650
1,590	@	Bed Bath & Beyond, Inc.	63,886
3,755		Best Buy Co., Inc.	163,455
880		Circuit City Stores, Inc.	15,101
2,770		Costco Wholesale Corp.	119,359
4,500		CVS Corp.	130,545
1,420		Darden Restaurants, Inc.	43,125
610		Dillard’s, Inc.	12,737
1,500		Dollar General Corp.	27,510
460		Family Dollar Stores, Inc.	9,140
2,279		Federated Department Stores, Inc.	152,397
4,100		Gap, Inc.	71,463
11,700		Home Depot, Inc.	446,237
1,880		J.C. Penney Co., Inc. Holding Co.	89,150
1,850	@	Kohl’s Corp.	92,833
1,900		Limited Brands, Inc.	38,817
4,330		Lowe’s Cos., Inc.	278,852
8,680		McDonald’s Corp.	290,693
1,880		Nordstrom, Inc.	64,522
1,600	@	Office Depot, Inc.	47,520
550	@	Sears Holdings Corp.	68,431
7,175		Staples, Inc.	152,971
2,310	@	Starbucks Corp.	115,731
4,870		Target Corp.	252,899

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 4.1% (continued)
400		Tiffany & Co.	$15,908
2,370		TJX Cos., Inc.	48,538
13,680		Wal-Mart Stores, Inc.	599,457
9,500		Walgreen Co.	412,775
580		Wendy’s Intl., Inc.	26,187
1,450		Yum! Brands, Inc.	70,195

			3,955,856

		Savings and Loans: 0.4%
1,430		Golden West Financial Corp.	84,928
6,700		Washington Mutual, Inc.	262,774

			347,702

		Semiconductors: 2.0%
2,060	@	Altera Corp.	39,367
1,810		Analog Devices, Inc.	67,223
8,490		Applied Materials, Inc.	143,990
1,490	@	Broadcom Corp.	69,896
420	@	Freescale Semiconductor, Inc.	9,904
34,330		Intel Corp.	846,235
980		KLA-Tencor Corp.	47,785
1,560		Linear Technology Corp.	58,640
1,900	@	LSI Logic Corp.	18,715
1,620		Maxim Integrated Products, Inc.	69,093
2,940		National Semiconductor Corp.	77,322
900	@	Novellus Systems, Inc.	22,572
1,100	@	Nvidia Corp.	37,708
560	@	QLogic Corp.	19,152
12,040		Texas Instruments, Inc.	408,156

			1,935,758

		Software: 2.7%
2,680		Adobe Systems, Inc.	79,998
1,700		Autodesk, Inc.	78,948
2,900		Automatic Data Processing, Inc.	124,816
1,910	@	BMC Software, Inc.	40,301
1,470	@	Citrix Systems, Inc.	36,956
2,590		Computer Associates Intl., Inc.	72,028
3,160	@	Compuware Corp.	30,020
1,560	@	Electronic Arts, Inc.	88,748
4,080		First Data Corp.	163,200
1,330	@	Fiserv, Inc.	61,007
1,550		IMS Health, Inc.	39,014
1,550	@	Intuit, Inc.	69,456
560	@	Mercury Interactive Corp.	22,176
50,830		Microsoft Corp.	1,307,855
2,820	@	Novell, Inc.	21,009
28,000	@	Oracle Corp.	346,920
2,720	@	Parametric Technology Corp.	18,958
2,360		Siebel Systems, Inc.	24,379

			2,625,789

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.6%
600	@	ADC Telecommunications, Inc.	$13,716
250		Alltel Corp.	16,278
2,380		AT&T Corp.	47,124
3,160	@	Avaya, Inc.	32,548
10,000		Bellsouth Corp.	263,000
1,210		CenturyTel, Inc.	42,326
35,040	@	Cisco Systems, Inc.	628,266
1,210	@	Comverse Technology, Inc.	31,787
8,050	@	Corning, Inc.	155,607
18,310		Motorola, Inc.	404,468
8,940		QUALCOMM, Inc.	400,065
9,900	@	Qwest Communications Intl., Inc.	40,590
18,110		SBC Communications, Inc.	434,097
1,320		Scientific-Atlanta, Inc.	49,513
16,123		Sprint Corp.	383,405
2,600	@	Tellabs, Inc.	27,352
15,120		Verizon Communications, Inc.	494,272

			3,464,414

		Textiles: 0.0%
780		Cintas Corp.	32,019

			32,019

		Toys/Games/Hobbies: 0.1%
1,660		Hasbro, Inc.	32,619
2,160		Mattel, Inc.	36,029

			68,648

		Transportation: 1.0%
2,250		Burlington Northern Santa Fe Corp.	134,550
2,130		CSX Corp.	99,002
1,670		FedEx Corp.	145,507
3,380		Norfolk Southern Corp.	137,093
320		Union Pacific Corp.	22,944
6,060		United Parcel Service, Inc.	418,928

			958,024

		Total Common Stock
		(Cost $59,979,851)	61,176,518

ING GET U.S. Core Portfolio Series 7	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.4%
		Other U.S. Agency Obligations: 6.4%
$1,814,000		FICO STRIP, 5.180%, due 03/07/12		$1,355,453
4,591,000		FICO STRIP, 5.190%, due 03/26/12		3,421,797
2,000,000		FICO STRIP, 5.210%, due 05/11/12		1,481,714

		Total U.S. Government Agency Obligations
		(Cost $6,235,746)		6,258,964

U.S. TREASURY OBLIGATIONS: 19.7%
		U.S. Treasury STRIP: 19.7%
25,014,000		4.230%, due 02/15/12		19,150,143

		Total U.S. Treasury Obligations
		(Cost $19,168,563)		19,150,143

OTHER BONDS: 10.7%
		Sovereign: 10.7%
14,000,000		Israel Government AID Bond, 5.020%, due 05/15/12		10,467,562

		Total Other Bonds
		(Cost $10,458,768)		10,467,562

		Total Long-Term Investments
		(Cost $95,842,928)		97,053,187

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
617,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $617,195 to be received upon repurchase (Collateralized by $640,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $629,901, due 12/04/06)		617,000

		Total Short-Term Investments
		(Cost $617,000)		617,000

		Total Investments In Securities
		(Cost $96,459,928)*	100.2%	$97,670,187
		Other Assets and Liabilities—Net	(0.2)	(214,665)

		Net Assets	100.0%	$97,455,522

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $97,268,952. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,521,062
		Gross Unrealized Depreciation		(2,119,827)

		Net Unrealized Appreciation		$401,235

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 64.2%
		Advertising: 0.1%
1,300	@	Interpublic Group of Cos., Inc.	$15,132
600		Omnicom Group, Inc.	50,178

			65,310

		Aerospace/Defense: 1.6%
3,500		Boeing Co.	237,824
1,050		General Dynamics Corp.	125,528
400		Goodrich Corp.	17,736
400		L-3 Communications Holdings, Inc.	31,628
2,130		Lockheed Martin Corp.	130,015
1,090		Northrop Grumman Corp.	59,242
1,331		Raytheon Co.	50,605
950		Rockwell Collins, Inc.	45,904
3,250		United Technologies Corp.	168,480

			866,962

		Agriculture: 1.2%
6,550		Altria Group, Inc.	482,800
1,600		Monsanto Co.	100,400
440		Reynolds American, Inc.	36,529
850		UST, Inc.	35,581

			655,310

		Airlines: 0.1%
2,300		Southwest Airlines Co.	34,155

			34,155

		Apparel: 0.4%
2,190	@	Coach, Inc.	68,678
600		Jones Apparel Group, Inc.	17,100
600		Liz Claiborne, Inc.	23,592
910		Nike, Inc.	74,329
150		Reebok Intl., Ltd.	8,486
520		VF Corp.	30,144

			222,329

		Auto Manufacturers: 0.2%
6,350		Ford Motor Co.	62,611
300	@	Navistar Intl. Corp.	9,729
250		PACCAR, Inc.	16,973

			89,313

		Auto Parts and Equipment: 0.1%
900	@	Goodyear Tire & Rubber Co.	14,031
600		Johnson Controls, Inc.	37,230

			51,261

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 4.2%
1,200		AmSouth Bancorp	$30,312
17,450		Bank of America Corp.	734,644
1,860		BB&T Corp.	72,633
500		Comerica, Inc.	29,450
400		Compass Bancshares, Inc.	18,332
700		Huntington Bancshares, Inc.	15,729
2,100		KeyCorp	67,725
300		M & T Bank Corp.	31,713
600		Marshall & Ilsley Corp.	26,106
1,350		Mellon Financial Corp.	43,160
3,300		National City Corp.	110,352
700		Northern Trust Corp.	35,385
900		PNC Financial Services Group, Inc.	52,218
200		Regions Financial Corp.	6,224
1,100		State Street Corp.	53,812
1,200		SunTrust Banks, Inc.	83,340
1,038		Synovus Financial Corp.	28,773
2,550		The Bank of New York Co., Inc.	74,996
5,900		U.S. Bancorp	165,672
5,100		Wachovia Corp.	242,709
5,400		Wells Fargo & Co.	316,277
300		Zions Bancorporation	21,363

			2,260,925

		Beverages: 1.8%
500		Anheuser-Busch Cos., Inc.	21,520
300		Brown-Forman Corp.	17,862
8,800		Coca-Cola Co.	380,072
1,100		Coca-Cola Enterprises, Inc.	21,450
600	@	Constellation Brands, Inc.	15,600
400		Pepsi Bottling Group, Inc.	11,420
8,900		PepsiCo, Inc.	504,719

			972,643

		Biotechnology: 0.9%
4,000	@	Amgen, Inc.	318,680
1,100	@	Biogen IDEC, Inc.	43,428
300	@	Chiron Corp.	13,086
800	@	Genzyme Corp.	57,312
800	@	Medimmune, Inc.	26,920
200	@	Millipore Corp.	12,578

			472,004

		Building Materials: 0.2%
500		American Standard Cos., Inc.	23,275
1,400		Masco Corp.	42,952
400		Vulcan Materials Co.	29,684

			95,911

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.0%
700		Air Products & Chemicals, Inc.	$38,598
300		Ashland Inc	16,572
3,250		Dow Chemical Co.	135,427
3,450		Du Pont EI de Nemours & Co.	135,137
300		Eastman Chemical Co.	14,091
750		Ecolab, Inc.	23,948
400		Engelhard Corp.	11,164
400		International Flavors & Fragrances, Inc.	14,256
1,000		PPG Industries, Inc.	59,190
1,200		Praxair, Inc.	57,516
500		Rohm & Haas Co.	20,565
300		Sherwin-Williams Co.	13,221
300		Sigma-Aldrich Corp.	19,218

			558,903

		Commercial Services: 0.5%
3,300		Cendant Corp.	68,112
740		Equifax, Inc.	25,856
1,000		H&R Block, Inc.	23,980
1,770		McKesson Corp.	83,986
200		Moody’s Corp.	10,216
1,200		Paychex, Inc.	44,496
600		R.R. Donnelley & Sons Co.	22,242
500		Robert Half Intl., Inc.	17,795

			296,683

		Computers: 3.1%
350	@	Affiliated Computer Services, Inc.	19,110
4,400	@	Apple Computer, Inc.	235,884
600	@	Computer Sciences Corp.	28,386
12,820	@	Dell, Inc.	438,444
1,600		Electronic Data Systems Corp.	35,904
10,200	@	EMC Corp.	131,988
9,300		Hewlett-Packard Co.	271,560
5,050		International Business Machines Corp.	405,111
400	@	Lexmark Intl., Inc.	24,420
700	@	NCR Corp.	22,337
1,100	@	Network Appliance, Inc.	26,114
10,700	@	Sun Microsystems, Inc.	41,944
1,400	@	Unisys Corp.	9,296

			1,690,498

		Cosmetics/Personal Care: 1.3%
2,200		Colgate-Palmolive Co.	116,138
2,700		Gillette Co.	157,140
7,750		Procter & Gamble Co.	460,815

			734,093

		Distribution/Wholesale: 0.1%
758		Genuine Parts Co.	32,518
200		W.W. Grainger, Inc.	12,584

			45,102

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 3.3%
3,900		American Express Co.	$224,015
400		Bear Stearns Cos., Inc.	43,900
900		Capital One Financial Corp.	71,568
3,500		Charles Schwab Corp.	50,505
1,000		CIT Group, Inc.	45,180
3,350		Citigroup, Inc.	152,492
370		Countrywide Financial Corp.	12,203
1,100	@	E*TRADE Financial Corp.	19,360
3,100		Fannie Mae	138,942
300		Federated Investors, Inc.	9,969
400		Franklin Resources, Inc.	33,584
400		Freddie Mac	22,584
1,500		Goldman Sachs Group, Inc.	182,370
2,300		JPMorgan Chase & Co.	78,039
1,220		Lehman Brothers Holdings, Inc.	142,106
3,900		MBNA Corp.	96,096
3,000		Merrill Lynch & Co., Inc.	184,050
3,500		Morgan Stanley	188,790
1,600	@	Providian Financial Corp.	28,288
1,200		SLM Corp.	64,368
450		T. Rowe Price Group, Inc.	29,385

			1,817,794

		Electric: 2.2%
2,300	@	AES Corp.	37,789
500	@	Allegheny Energy, Inc.	15,360
700		Ameren Corp.	37,443
1,300		American Electric Power Co., Inc.	51,610
1,100		CenterPoint Energy, Inc.	16,357
800	@	CMS Energy Corp.	13,160
900		Consolidated Edison, Inc.	43,695
700		Constellation Energy Group, Inc.	43,120
1,100		Dominion Resources, Inc.	94,754
600		DTE Energy Co.	27,516
3,100		Duke Energy Corp.	90,427
1,400		Edison Intl.	66,192
100		Entergy Corp.	7,432
2,300		Exelon Corp.	122,912
1,100		FirstEnergy Corp.	57,332
1,200		FPL Group, Inc.	57,120
900		NiSource, Inc.	21,825
1,200		PG&E Corp.	47,100
400		Pinnacle West Capital Corp.	17,632
1,200		PPL Corp.	38,796
800		Public Service Enterprise Group, Inc.	51,488
450		Southern Co.	16,092
900		TECO Energy, Inc.	16,218
1,380		TXU Corp.	155,774
1,300		Xcel Energy, Inc.	25,493

			1,172,637

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.2%
500		American Power Conversion Corp.	$12,950
1,200		Emerson Electric Co.	86,160

			99,110

		Electronics: 0.3%
1,700	@	Agilent Technologies, Inc.	55,675
600		Applera Corp. — Applied Biosystems Group	13,944
500	@	Jabil Circuit, Inc.	15,460
400		Parker Hannifin Corp.	25,724
600		PerkinElmer, Inc.	12,222
1,650	@	Sanmina-SCI Corp.	7,079
5,720	@	Solectron Corp.	22,365
500	@	Thermo Electron Corp.	15,450
400	@	Waters Corp.	16,640

			184,559

		Engineering and Construction: 0.0%
300		Fluor Corp.	19,314

			19,314

		Entertainment: 0.1%
1,100		International Game Technology	29,700

			29,700

		Environmental Control: 0.1%
1,700		Waste Management, Inc.	48,637

			48,637

		Food: 0.9%
400		Albertson’s, Inc.	10,260
3,800		Archer-Daniels-Midland Co.	93,708
500		Campbell Soup Co.	14,875
150		ConAgra Foods, Inc.	3,713
1,200		General Mills, Inc.	57,840
1,000		H.J. Heinz Co.	36,540
500		Hershey Foods Corp.	28,155
800		Kellogg Co.	36,904
2,200	@	Kroger Co.	45,298
500		McCormick & Co., Inc.	16,315
1,300		Safeway, Inc.	33,280
488		Sara Lee Corp.	9,248
770		SUPERVALU, Inc.	23,962
800		Tyson Foods, Inc.	14,440
600		Wm. Wrigley Jr. Co.	43,128

			467,666

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2%
100		Georgia-Pacific Corp.	$3,406
300		Louisiana-Pacific Corp.	8,307
600		MeadWestvaco Corp.	16,572
300		Temple-Inland, Inc.	12,255
800		Weyerhaeuser Co.	55,000

			95,540

		Gas: 0.1%
300		KeySpan Corp.	11,034
100		Nicor, Inc.	4,203
1,000		Sempra Energy	47,060

			62,297

		Hand/Machine Tools: 0.1%
390		Black & Decker Corp.	32,015
100		Snap-On, Inc.	3,612
300		Stanley Works	14,004

			49,631

		Healthcare-Products: 2.1%
100		Bausch & Lomb, Inc.	8,068
2,000		Baxter Intl., Inc.	79,740
850		Becton Dickinson & Co.	44,566
1,700	@	Boston Scientific Corp.	39,729
400		C.R. Bard, Inc.	26,412
980		Guidant Corp.	67,512
9,300		Johnson & Johnson	588,503
3,800		Medtronic, Inc.	203,756
1,200	@	St. Jude Medical, Inc.	56,160
200		Stryker Corp.	9,886
150	@	Zimmer Holdings, Inc.	10,334

			1,134,666

		Healthcare-Services: 1.8%
1,650		Aetna, Inc.	142,131
460	@	Coventry Health Care, Inc.	39,569
1,400		HCA, Inc.	67,088
920	@	Humana, Inc.	44,050
500	@	Laboratory Corp. of America Holdings	24,355
200		Quest Diagnostics, Inc.	10,108
6,770		UnitedHealth Group, Inc.	380,474
3,300	@	WellPoint, Inc.	250,206

			957,981

		Home Furnishings: 0.0%
100		Whirlpool Corp.	7,577

			7,577

		Household Products/Wares: 0.2%
500		Clorox Co.	27,770
100		Fortune Brands, Inc.	8,133
1,650		Kimberly-Clark Corp.	98,225

			134,128

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	$22,650

			22,650

		Insurance: 3.5%
880	@@	ACE Ltd.	41,422
1,500		AFLAC, Inc.	67,950
2,850		Allstate Corp.	157,577
350		Ambac Financial Group, Inc.	25,221
8,300		American Intl. Group, Inc.	514,267
900		Aon Corp.	28,872
1,160		Chubb Corp.	103,878
650		CIGNA Corp.	76,609
500		Cincinnati Financial Corp.	20,945
1,000		Hartford Financial Services Group, Inc.	77,170
50		Jefferson-Pilot Corp.	2,559
500		Lincoln National Corp.	26,010
580		Loews Corp.	53,598
400		MBIA, Inc.	24,248
3,300		MetLife, Inc.	164,438
290		MGIC Investment Corp.	18,618
1,400		Principal Financial Group, Inc.	66,318
650		Progressive Corp.	68,101
1,690		Prudential Financial, Inc.	114,176
400		Safeco Corp.	21,352
3,910		St. Paul Travelers Cos., Inc.	175,441
350		Torchmark Corp.	18,491
900		UnumProvident Corp.	18,450
460	@@	XL Capital Ltd.	31,294

			1,917,005

		Internet: 0.6%
3,300	@	eBay, Inc.	135,960
400	@	Monster Worldwide, Inc.	12,284
6,351	@	Symantec Corp.	143,914
800	@	Yahoo!, Inc.	27,072

			319,230

		Iron/Steel: 0.1%
860		Nucor Corp.	50,731
400		United States Steel Corp.	16,940

			67,671

		Leisure Time: 0.2%
300		Brunswick Corp.	11,319
1,300		Carnival Corp.	64,974
800		Harley-Davidson, Inc.	38,752
300		Sabre Holdings Corp. — Class A	6,084

			121,129

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.2%
600		Harrah’s Entertainment, Inc.	$39,114
1,000		Hilton Hotels Corp.	22,320
500		Marriott Intl., Inc.	31,500
600		Starwood Hotels & Resorts Worldwide, Inc.	34,302

			127,236

		Machinery-Diversified: 0.1%
100		Cummins, Inc.	8,799
700		Deere & Co.	42,840
550		Rockwell Automation, Inc.	29,095

			80,734

		Media: 2.1%
1,700		Clear Channel Communications, Inc.	55,913
6,900	@	Comcast Corp.	202,722
800		Gannett Co., Inc.	55,064
2,210		McGraw-Hill Cos., Inc.	106,168
100		Meredith Corp.	4,989
500		New York Times Co.	14,875
7,700		News Corp. — Class A	120,043
14,700		Time Warner, Inc.	266,217
800		Tribune Co.	27,112
5,000		Viacom, Inc.	165,050
6,300		Walt Disney Co.	152,019

			1,170,172

		Mining: 0.2%
1,000		Freeport-McMoRan Copper & Gold, Inc.	48,590
400		Phelps Dodge Corp.	51,972

			100,562

		Miscellaneous Manufacturing: 3.1%
2,500		3M Co.	183,400
300		Cooper Industries Ltd.	20,742
750		Danaher Corp.	40,373
600		Dover Corp.	24,474
400		Eaton Corp.	25,420
33,250		General Electric Co.	1,119,527
2,800		Honeywell Intl., Inc.	105,000
650		Illinois Tool Works, Inc.	53,515
1,400	@@	Ingersoll-Rand Co.	53,522
300		ITT Industries, Inc.	34,080
300		Pall Corp.	8,250
400		Textron, Inc.	28,688

			1,696,991

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	$29,218
2,800	@	Xerox Corp.	38,220

			67,438

		Oil and Gas: 7.2%
200		Amerada Hess Corp.	27,500
600		Anadarko Petroleum Corp.	57,450
900		Apache Corp.	67,698
1,850		Burlington Resources, Inc.	150,442
10,177		ChevronTexaco Corp.	658,757
5,000		ConocoPhillips	349,550
2,200		Devon Energy Corp.	151,008
500		EOG Resources, Inc.	37,450
28,400		Exxon Mobil Corp.	1,804,535
350		Kerr-McGee Corp.	33,989
1,400		Marathon Oil Corp.	96,502
400		Murphy Oil Corp.	19,948
400	@, @@	Nabors Industries, Ltd.	28,732
100		Noble Corp.	6,846
1,500		Occidental Petroleum Corp.	128,145
300	@	Rowan Cos., Inc.	10,647
700		Sunoco, Inc.	54,740
900	@	Transocean, Inc.	55,179
1,450		Valero Energy Corp.	163,937
200		XTO Energy, Inc.	9,064

			3,912,119

		Oil and Gas Services: 0.2%
200		Baker Hughes, Inc.	11,936
200		BJ Services Co.	7,198
300		Halliburton Co.	20,556
350		Schlumberger Ltd.	29,533
200	@	Weatherford Intl. Ltd.	13,732

			82,955

		Packaging and Containers: 0.1%
500		Ball Corp.	18,370
200	@	Pactiv Corp.	3,504
300	@	Sealed Air Corp.	14,238

			36,112

		Pharmaceuticals: 3.6%
4,900		Abbott Laboratories	207,760
400		Allergan, Inc.	36,648
580		Amerisourcebergen Corp.	44,834
1,770		Cardinal Health, Inc.	112,289
1,530	@	Caremark Rx, Inc.	76,393
3,550		Eli Lilly & Co.	189,996
700	@	Express Scripts, Inc.	43,540
1,000	@	Forest Laboratories, Inc.	38,970
1,300	@	Gilead Sciences, Inc.	63,388
800	@	Hospira, Inc.	32,776

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 3.6% (continued)
1,300	@	King Pharmaceuticals, Inc.	$19,994
900	@	Medco Health Solutions, Inc.	49,347
7,150		Merck & Co., Inc.	194,552
23,200		Pfizer, Inc.	579,303
4,350		Schering-Plough Corp.	91,568
300	@	Watson Pharmaceuticals, Inc.	10,983
4,100		Wyeth	189,707

			1,982,048

		Pipelines: 0.1%
300		Kinder Morgan, Inc.	28,848
1,300		Williams Cos., Inc.	32,565

			61,413

		Real Estate Investment Trusts: 0.3%
300		Apartment Investment & Management Co.	11,634
700		Archstone-Smith Trust	27,909
100		Equity Residential	3,785
500		Plum Creek Timber Co., Inc.	18,955
800		ProLogis	35,448
300		Public Storage, Inc.	20,100
600		Simon Property Group, Inc.	44,472

			162,303

		Real Estate Investment Trusts-Diversified: 0.1%
400		Vornado Realty Trust	34,648

			34,648

		Retail: 4.1%
600	@	Autonation, Inc.	11,982
200	@	Autozone, Inc.	16,650
900	@	Bed Bath & Beyond, Inc.	36,162
2,470		Best Buy Co., Inc.	107,519
500		Circuit City Stores, Inc.	8,580
1,450		Costco Wholesale Corp.	62,481
2,600		CVS Corp.	75,426
790		Darden Restaurants, Inc.	23,992
200		Dillard’s, Inc.	4,176
950		Dollar General Corp.	17,423
400		Family Dollar Stores	7,948
1,080		Federated Department Stores, Inc.	72,220
1,700		Gap, Inc.	29,631
6,690		Home Depot, Inc.	255,156
1,300		J.C. Penney Co., Inc. Holding Co.	61,646
1,100	@	Kohl’s Corp.	55,198
1,200		Limited Brands, Inc.	24,516
2,400		Lowe’s Cos., Inc.	154,560
4,250		McDonald’s Corp.	142,333
1,300		Nordstrom, Inc.	44,616
1,000	@	Office Depot, Inc.	29,700
290	@	Sears Holdings Corp.	36,082
3,700		Staples, Inc.	78,884

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 4.1% (continued)
1,200	@	Starbucks Corp.	$60,120
2,750		Target Corp.	142,808
200		Tiffany & Co.	7,954
1,700		TJX Cos., Inc.	34,816
7,800		Wal-Mart Stores, Inc.	341,795
5,450		Walgreen Co.	236,802
400		Wendy’s Intl., Inc.	18,060
900		Yum! Brands, Inc.	43,569

			2,242,805

		Savings and Loans: 0.4%
900		Golden West Financial Corp.	53,451
3,800		Washington Mutual, Inc.	149,036

			202,487

		Semiconductors: 2.0%
1,200	@	Altera Corp.	22,932
1,100		Analog Devices, Inc.	40,854
5,000		Applied Materials, Inc.	84,800
900	@	Broadcom Corp.	42,219
600	@	Freescale Semiconductor, Inc.	14,148
19,120		Intel Corp.	471,308
600		KLA-Tencor Corp.	29,256
950		Linear Technology Corp.	35,711
1,200	@	LSI Logic Corp.	11,820
1,000		Maxim Integrated Products, Inc.	42,650
1,700		National Semiconductor Corp.	44,710
50	@	Novellus Systems, Inc.	1,254
700	@	Nvidia Corp.	23,996
400	@	QLogic Corp.	13,680
6,850		Texas Instruments, Inc.	232,215

			1,111,553

		Software: 2.8%
1,500		Adobe Systems, Inc.	44,775
1,310		Autodesk, Inc.	60,836
1,700		Automatic Data Processing, Inc.	73,168
1,280	@	BMC Software, Inc.	27,008
700	@	Citrix Systems, Inc.	17,598
1,550		Computer Associates Intl., Inc.	43,106
2,200	@	Compuware Corp.	20,900
950	@	Electronic Arts, Inc.	54,046
2,300		First Data Corp.	92,000
600	@	Fiserv, Inc.	27,522
900		IMS Health, Inc.	22,653
1,000	@	Intuit, Inc.	44,810
300	@	Mercury Interactive Corp.	11,880
28,900		Microsoft Corp.	743,597
2,200	@	Novell, Inc.	16,390
15,980	@	Oracle Corp.	197,992
600	@	Parametric Technology Corp.	4,182
1,700		Siebel Systems, Inc.	17,561

			1,520,024

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.6%
400	@	ADC Telecommunications Inc	$9,144
150		Alltel Corp.	9,767
300		AT&T Corp.	5,940
600	@	Avaya, Inc.	6,180
5,750		Bellsouth Corp.	151,225
400		CenturyTel, Inc.	13,992
20,000	@	Cisco Systems, Inc.	358,600
800	@	Comverse Technology, Inc.	21,016
4,650	@	Corning, Inc.	89,885
10,460		Motorola, Inc.	231,061
5,100		Qualcomm, Inc.	228,225
6,100	@	Qwest Communications Intl.	25,010
10,400		SBC Communications, Inc.	249,288
500		Scientific-Atlanta, Inc.	18,755
9,153		Sprint Corp.	217,658
1,800	@	Tellabs, Inc.	18,936
8,700		Verizon Communications, Inc.	284,403

			1,939,085

		Textiles: 0.0%
500		Cintas Corp.	20,525

			20,525

		Toys/Games/Hobbies: 0.1%
1,000		Hasbro, Inc.	19,650
1,300		Mattel, Inc.	21,684

			41,334

		Transportation: 1.0%
1,200		Burlington Northern Santa Fe Corp.	71,760
1,200		CSX Corp.	55,776
900		FedEx Corp.	78,417
2,100		Norfolk Southern Corp.	85,176
100		Union Pacific Corp.	7,170
3,500		United Parcel Service, Inc.	241,955

			540,254

		Total Common Stock
		(Cost $34,167,749)	34,973,122

ING GET U.S. Core Portfolio Series 8	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.4%
		Federal National Mortgage Association: 6.0%
$4,417,000		5.220%, due 05/15/12		$3,269,561

				3,269,561

		Other U.S. Agency Obligations: 14.4%
4,630,000		FICO STRIP, 5.190%, due 03/26/12		3,450,864
1,158,000		FICO STRIP, 5.210%, due 05/02/12		858,944
3,331,000		FICO STRIP, 5.210%, due 05/11/12		2,467,795
1,400,000		FICO STRIP, 5.230%, due 06/06/12		1,033,572

				7,811,175

		Total U.S. Government Agency Obligations
		(Cost $11,422,192)		11,080,736

U.S. TREASURY OBLIGATIONS: 15.1%
		U.S. Treasury STRIP: 15.1%
4,860,000		4.260%, due 08/15/12		3,636,121
6,079,000		4.770%, due 05/15/12		4,602,399

		Total U.S. Treasury Obligations
		(Cost $8,371,500)		8,238,520

		Total Long-Term Investments
		(Cost $53,961,441)		54,292,378

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
258,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $258,081 to be received upon repurchase (Collateralized by $268,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $263,771, due 12/04/06)		258,000

		Total Short-Term Investments
		(Cost $258,000)		258,000

		Total Investments In Securities
		(Cost $54,219,441)*	100.2%	$54,550,378
		Other Assets and Liabilities—Net	(0.2)	(118,033)

		Net Assets	100.0%	$54,432,345

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $54,441,187. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,646,334
		Gross Unrealized Depreciation		(1,537,143)

		Net Unrealized Appreciation		$109,191

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 62.3%
		Advertising: 0.1%
1,050	@	Interpublic Group of Cos., Inc.	$12,222
410		Omnicom Group, Inc.	34,288

			46,510

		Aerospace/Defense: 1.5%
2,750		Boeing Co.	186,863
810		General Dynamics Corp.	96,836
260		Goodrich Corp.	11,528
260		L-3 Communications Holdings, Inc.	20,558
1,480		Lockheed Martin Corp.	90,339
800		Northrop Grumman Corp.	43,480
1,110		Raytheon Co.	42,202
770		Rockwell Collins, Inc.	37,206
2,390		United Technologies Corp.	123,898

			652,910

		Agriculture: 1.1%
5,130		Altria Group, Inc.	378,132
1,260		Monsanto Co.	79,065
340		Reynolds American, Inc.	28,227
430		UST, Inc.	18,000

			503,424

		Airlines: 0.1%
1,450		Southwest Airlines Co.	21,533

			21,533

		Apparel: 0.4%
1,700	@	Coach, Inc.	53,312
260		Jones Apparel Group, Inc.	7,410
410		Liz Claiborne, Inc.	16,121
770		Nike, Inc.	62,894
170		Reebok Intl., Ltd.	9,617
370		VF Corp.	21,449

			170,803

		Auto Manufacturers: 0.2%
6,120		Ford Motor Co.	60,343
140	@	Navistar Intl. Corp.	4,540
100		PACCAR, Inc.	6,789

			71,672

		Auto Parts and Equipment: 0.1%
770	@	Goodyear Tire & Rubber Co.	12,004
470		Johnson Controls, Inc.	29,164

			41,168

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 4.0%
890		AmSouth Bancorp	$22,481
13,600		Bank of America Corp.	572,559
1,240		BB&T Corp.	48,422
440		Comerica, Inc.	25,916
280		Compass Bancshares, Inc.	12,832
520		Huntington Bancshares, Inc.	11,684
1,880		KeyCorp	60,630
240		M & T Bank Corp.	25,370
470		Marshall & Ilsley Corp.	20,450
1,070		Mellon Financial Corp.	34,208
2,600		National City Corp.	86,944
450		Northern Trust Corp.	22,748
740		PNC Financial Services Group, Inc.	42,935
100		Regions Financial Corp.	3,112
840		State Street Corp.	41,093
960		SunTrust Banks, Inc.	66,672
790		Synovus Financial Corp.	21,899
1,970		The Bank of New York Co., Inc.	57,938
4,510		U.S. Bancorp	126,641
3,870		Wachovia Corp.	184,173
4,280		Wells Fargo & Co.	250,680
220		Zions Bancorporation	15,666

			1,755,053

		Beverages: 1.7%
380		Anheuser-Busch Cos., Inc.	16,355
220		Brown-Forman Corp.	13,099
6,910		Coca-Cola Co.	298,443
890		Coca-Cola Enterprises, Inc.	17,355
440	@	Constellation Brands, Inc.	11,440
440		Pepsi Bottling Group, Inc.	12,562
6,970		PepsiCo, Inc.	395,269

			764,523

		Biotechnology: 0.8%
2,950	@	Amgen, Inc.	235,027
780	@	Biogen IDEC, Inc.	30,794
300	@	Chiron Corp.	13,086
660	@	Genzyme Corp.	47,282
600	@	Medimmune, Inc.	20,190
110	@	Millipore Corp.	6,918

			353,297

		Building Materials: 0.2%
400		American Standard Cos., Inc.	18,620
1,080		Masco Corp.	33,134
280		Vulcan Materials Co.	20,779

			72,533

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.0%
570		Air Products & Chemicals, Inc.	$31,430
170		Ashland Inc	9,391
2,490		Dow Chemical Co.	103,757
2,480		Du Pont EI de Nemours & Co.	97,141
200		Eastman Chemical Co.	9,394
450		Ecolab, Inc.	14,369
350		Engelhard Corp.	9,769
290	@	Hercules, Inc.	3,544
220		International Flavors & Fragrances, Inc.	7,841
750		PPG Industries, Inc.	44,393
900		Praxair, Inc.	43,137
480		Rohm & Haas Co.	19,742
280		Sherwin-Williams Co.	12,340
170		Sigma-Aldrich Corp.	10,890

			417,138

		Commercial Services: 0.5%
2,700		Cendant Corp.	55,728
540		Equifax, Inc.	18,868
860		H&R Block, Inc.	20,623
1,340		McKesson Corp.	63,582
20		Moody’s Corp.	1,022
770		Paychex, Inc.	28,552
470		R.R. Donnelley & Sons Co.	17,423
700		Robert Half Intl., Inc.	24,913

			230,711

		Computers: 3.1%
300	@	Affiliated Computer Services, Inc.	16,380
3,450	@	Apple Computer, Inc.	184,955
410	@	Computer Sciences Corp.	19,397
10,040	@	Dell, Inc.	343,369
1,280		Electronic Data Systems Corp.	28,723
8,010	@	EMC Corp.	103,649
9,510		Hewlett-Packard Co.	277,692
3,910		International Business Machines Corp.	313,660
330	@	Lexmark Intl., Inc.	20,147
460	@	NCR Corp.	14,679
910	@	Network Appliance, Inc.	21,603
8,060	@	Sun Microsystems, Inc.	31,595
860	@	Unisys Corp.	5,710

			1,381,559

		Cosmetics/Personal Care: 1.3%
200		Alberto-Culver Co.	8,950
1,690		Colgate-Palmolive Co.	89,215
2,230		Gillette Co.	129,786
6,040		Procter & Gamble Co.	359,139

			587,090

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.1%
760		Genuine Parts Co.	$32,604
190		W.W. Grainger, Inc.	11,955

			44,559

		Diversified Financial Services: 3.3%
3,080		American Express Co.	176,915
350		Bear Stearns Cos., Inc.	38,413
750		Capital One Financial Corp.	59,640
2,850		Charles Schwab Corp.	41,126
700		CIT Group, Inc.	31,626
2,570		Citigroup, Inc.	116,986
310		Countrywide Financial Corp.	10,224
930	@	E*TRADE Financial Corp.	16,368
2,370		Fannie Mae	106,223
210		Federated Investors, Inc.	6,978
440		Franklin Resources, Inc.	36,942
340		Freddie Mac	19,196
1,200		Goldman Sachs Group, Inc.	145,896
1,800		JPMorgan Chase & Co.	61,074
950		Lehman Brothers Holdings, Inc.	110,656
3,140		MBNA Corp.	77,370
2,310		Merrill Lynch & Co., Inc.	141,719
2,650		Morgan Stanley	142,941
1,240	@	Providian Financial Corp.	21,923
1,040		SLM Corp.	55,786
280		T. Rowe Price Group, Inc.	18,284

			1,436,286

		Electric: 2.1%
1,830	@	AES Corp.	30,067
650	@	Allegheny Energy, Inc.	19,968
510		Ameren Corp.	27,280
1,060		American Electric Power Co., Inc.	42,082
830		CenterPoint Energy, Inc.	12,342
710	@	CMS Energy Corp.	11,680
710		Consolidated Edison, Inc.	34,471
440		Constellation Energy Group, Inc.	27,104
790		Dominion Resources, Inc.	68,051
440		DTE Energy Co.	20,178
2,220		Duke Energy Corp.	64,757
1,290		Edison Intl.	60,991
130		Entergy Corp.	9,662
1,670		Exelon Corp.	89,245
830		FirstEnergy Corp.	43,260
980		FPL Group, Inc.	46,648
780		NiSource, Inc.	18,915
1,020		PG&E Corp.	40,035
260		Pinnacle West Capital Corp.	11,461
1,050		PPL Corp.	33,947
590		Public Service Enterprise Group, Inc.	37,972
390		Southern Co.	13,946
670		TECO Energy, Inc.	12,073
1,020		TXU Corp.	115,137
1,000		Xcel Energy, Inc.	19,610

			910,882

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 0.2%
400		American Power Conversion Corp.	$10,360
1,040		Emerson Electric Co.	74,672

			85,032

		Electronics: 0.4%
1,970	@	Agilent Technologies, Inc.	64,518
440		Applera Corp. — Applied Biosystems Group	10,226
410	@	Jabil Circuit, Inc.	12,677
330		Parker Hannifin Corp.	21,222
290		PerkinElmer, Inc.	5,907
1,280	@	Sanmina-SCI Corp.	5,491
4,200	@	Solectron Corp.	16,422
360	@	Thermo Electron Corp.	11,124
260	@	Waters Corp.	10,816

			158,403

		Engineering and Construction: 0.0%
100		Fluor Corp.	6,438

			6,438

		Entertainment: 0.1
800		International Game Technology	21,600

			21,600

		Environmental Control: 0.1%
1,370		Waste Management, Inc.	39,196

			39,196

		Food: 0.8%
410		Albertson’s, Inc.	10,517
3,050		Archer-Daniels-Midland Co.	75,213
430		Campbell Soup Co.	12,793
300		ConAgra Foods, Inc.	7,425
730		General Mills, Inc.	35,186
680		H.J. Heinz Co.	24,847
480		Hershey Foods Corp.	27,029
580		Kellogg Co.	26,755
1,530	@	Kroger Co.	31,503
300		McCormick & Co., Inc.	9,789
1,100		Safeway, Inc.	28,160
180		Sara Lee Corp.	3,411
570		SUPERVALU, Inc.	17,738
280		Tyson Foods, Inc.	5,054
680		Wm. Wrigley Jr. Co.	48,878

			364,298

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2%
130		Louisiana-Pacific Corp.	$3,600
510		MeadWestvaco Corp.	14,086
340		Temple-Inland, Inc.	13,889
610		Weyerhaeuser Co.	41,937

			73,512

		Gas: 0.1%
220		KeySpan Corp.	8,092
120		Nicor, Inc.	5,044
740		Sempra Energy	34,824

			47,960

		Hand/Machine Tools: 0.1%
310		Black & Decker Corp.	25,448
190		Stanley Works	8,869

			34,317

		Healthcare-Products: 2.0%
120		Bausch & Lomb, Inc.	9,682
1,490		Baxter Intl., Inc.	59,406
620		Becton Dickinson & Co.	32,507
1,270	@	Boston Scientific Corp.	29,680
250		C.R. Bard, Inc.	16,508
830		Guidant Corp.	57,179
7,260		Johnson & Johnson	459,412
3,010		Medtronic, Inc.	161,396
910	@	St. Jude Medical, Inc.	42,588
160	@	Zimmer Holdings, Inc.	11,022

			879,380

		Healthcare-Services: 1.7%
1,330		Aetna, Inc.	114,566
470	@	Coventry Health Care, Inc.	40,429
1,140		HCA, Inc.	54,629
680	@	Humana, Inc.	32,558
300	@	Laboratory Corp. of America Holdings	14,613
90		Manor Care, Inc.	3,457
5,280		UnitedHealth Group, Inc.	296,737
2,550	@	WellPoint, Inc.	193,341

			750,330

		Home Furnishings: 0.0%
180		Maytag Corp.	3,287
80		Whirlpool Corp.	6,061

			9,348

		Household Products/Wares: 0.2%
370		Clorox Co.	20,550
30		Fortune Brands, Inc.	2,440

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.2% (continued)
1,280		Kimberly-Clark Corp.	$76,198

			99,188

		Housewares: 0.0%
720		Newell Rubbermaid, Inc.	16,308

			16,308

		Insurance: 3.4%
710	@@	ACE Ltd.	33,420
1,220		AFLAC, Inc.	55,266
2,240		Allstate Corp.	123,850
120		Ambac Financial Group, Inc.	8,647
6,410		American Intl. Group, Inc.	397,163
820		Aon Corp.	26,306
870		Chubb Corp.	77,909
400		CIGNA Corp.	47,144
370		Cincinnati Financial Corp.	15,499
820		Hartford Financial Services Group, Inc.	63,279
730		Lincoln National Corp.	37,975
570		Loews Corp.	52,674
300		MBIA, Inc.	18,186
2,590		MetLife, Inc.	129,059
430		MGIC Investment Corp.	27,606
910		Principal Financial Group, Inc.	43,107
530		Progressive Corp.	55,528
1,380		Prudential Financial, Inc.	93,233
480		Safeco Corp.	25,622
2,860		St. Paul Travelers Cos., Inc.	128,327
230		Torchmark Corp.	12,151
770		UnumProvident Corp.	15,785
310	@@	XL Capital Ltd.	21,089

			1,508,825

		Internet: 0.6%
2,720	@	eBay, Inc.	112,064
500	@	Monster Worldwide, Inc.	15,355
5,520	@	Symantec Corp.	125,084
660	@	Yahoo!, Inc.	22,334

			274,837

		Iron/Steel: 0.1%
110		Allegheny Technologies, Inc.	3,408
670		Nucor Corp.	39,523
290		United States Steel Corp.	12,282

			55,213

		Leisure Time: 0.2%
240		Brunswick Corp.	9,055
1,080		Carnival Corp.	53,978
540		Harley-Davidson, Inc.	26,158

			89,191

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.2%
410		Harrah’s Entertainment, Inc.	$26,728
660		Hilton Hotels Corp.	14,731
440		Marriott Intl., Inc.	27,720
580		Starwood Hotels & Resorts Worldwide, Inc.	33,159

			102,338

		Machinery-Diversified: 0.1%
40		Cummins, Inc.	3,520
550		Deere & Co.	33,660
390		Rockwell Automation, Inc.	20,631

			57,811

		Media: 2.0%
1,310		Clear Channel Communications, Inc.	43,086
5,130	@	Comcast Corp.	150,719
560		Gannett Co., Inc.	38,545
1,670		McGraw-Hill Cos., Inc.	80,227
100		Meredith Corp.	4,989
400		New York Times Co.	11,900
5,750		News Corp. — Class A	89,643
11,490		Time Warner, Inc.	208,084
600		Tribune Co.	20,334
3,910		Viacom, Inc.	129,069
4,770		Walt Disney Co.	115,100

			891,696

		Mining: 0.2%
740		Freeport-McMoRan Copper & Gold, Inc.	35,956
260		Phelps Dodge Corp.	33,782

			69,738

		Miscellaneous Manufacturing: 3.0%
1,790		3M Co.	131,314
200		Cooper Industries Ltd.	13,828
970		Danaher Corp.	52,215
450		Dover Corp.	18,356
340		Eaton Corp.	21,607
26,010		General Electric Co.	875,758
2,000		Honeywell Intl., Inc.	75,000
510		Illinois Tool Works, Inc.	41,988
1,080	@@	Ingersoll-Rand Co.	41,288
210		ITT Industries, Inc.	23,856
140		Pall Corp.	3,850
320		Textron, Inc.	22,950

			1,322,010

		Office/Business Equipment: 0.1%
520		Pitney Bowes, Inc.	21,705

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.1% (continued)
2,350	@	Xerox Corp.	$32,077

			53,782

		Oil and Gas: 7.0%
140		Amerada Hess Corp.	19,250
490		Anadarko Petroleum Corp.	46,918
660		Apache Corp.	49,645
1,400		Burlington Resources, Inc.	113,848
7,930		ChevronTexaco Corp.	513,309
3,910		ConocoPhillips	273,348
1,720		Devon Energy Corp.	118,061
500		EOG Resources, Inc.	37,450
22,230		Exxon Mobil Corp.	1,412,493
190		Kerr-McGee Corp.	18,451
1,420		Marathon Oil Corp.	97,881
280		Murphy Oil Corp.	13,964
340	@, @@	Nabors Industries, Ltd.	24,422
110		Noble Corp.	7,531
1,210		Occidental Petroleum Corp.	103,370
180	@	Rowan Cos., Inc.	6,388
500		Sunoco, Inc.	39,100
540	@	Transocean, Inc.	33,107
1,090		Valero Energy Corp.	123,235

			3,051,771

		Oil and Gas Services: 0.1%
100		Baker Hughes, Inc.	5,968
240		Halliburton Co.	16,445
100	@	National-Oilwell, Inc.	6,580
200		Schlumberger Ltd.	16,876
130	@	Weatherford Intl. Ltd.	8,926

			54,795

		Packaging and Containers: 0.1%
280		Ball Corp.	10,287
370	@	Pactiv Corp.	6,482
210	@	Sealed Air Corp.	9,967

			26,736

		Pharmaceuticals: 3.5%
3,840		Abbott Laboratories	162,816
320		Allergan, Inc.	29,318
450		Amerisourcebergen Corp.	34,785
1,400		Cardinal Health, Inc.	88,816
1,210	@	Caremark Rx, Inc.	60,415
2,770		Eli Lilly & Co.	148,250
360	@	Express Scripts, Inc.	22,392
860	@	Forest Laboratories, Inc.	33,514
1,110	@	Gilead Sciences, Inc.	54,124
670	@	Hospira, Inc.	27,450
1,020	@	King Pharmaceuticals, Inc.	15,688
670	@	Medco Health Solutions, Inc.	36,736

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 3.5% (continued)
5,730		Merck & Co., Inc.	$155,913
240		Mylan Laboratories, Inc.	4,622
17,340		Pfizer, Inc.	432,980
3,500		Schering-Plough Corp.	73,675
250	@	Watson Pharmaceuticals, Inc.	9,153
3,490		Wyeth	161,482

			1,552,129

		Pipelines: 0.1%
190		Kinder Morgan, Inc.	18,270
1,050		Williams Cos., Inc.	26,303

			44,573

		Real Estate Investment Trusts: 0.3%
210		Apartment Investment & Management Co.	8,144
520		Archstone-Smith Trust	20,732
410		Plum Creek Timber Co., Inc.	15,543
620		ProLogis	27,472
210		Public Storage, Inc.	14,070
540		Simon Property Group, Inc.	40,025

			125,986

		Real Estate Investment Trusts-Diversified: 0.1%
260		Vornado Realty Trust	22,521

			22,521

		Retail: 4.1%
250	@	Autonation, Inc.	4,993
180	@	Autozone, Inc.	14,985
760	@	Bed Bath & Beyond, Inc.	30,537
1,870		Best Buy Co., Inc.	81,401
430		Circuit City Stores, Inc.	7,379
1,170		Costco Wholesale Corp.	50,415
1,980		CVS Corp.	57,440
580		Darden Restaurants, Inc.	17,615
150		Dillard’s, Inc.	3,132
770		Dollar General Corp.	14,122
190		Family Dollar Stores	3,775
900		Federated Department Stores, Inc.	60,183
1,200		Gap, Inc.	20,916
5,070		Home Depot, Inc.	193,369
900		J.C. Penney Co., Inc. Holding Co.	42,678
860	@	Kohl’s Corp.	43,155
950		Limited Brands, Inc.	19,409
1,830		Lowe’s Cos., Inc.	117,852
4,120		McDonald’s Corp.	137,978
1,030		Nordstrom, Inc.	35,350
1,430	@	Office Depot, Inc.	42,471
150		RadioShack Corp.	3,720
250	@	Sears Holdings Corp.	31,105
3,410		Staples, Inc.	72,701
970	@	Starbucks Corp.	48,597

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 4.1% (continued)
2,080		Target Corp.	$108,014
370		Tiffany & Co.	14,715
1,160		TJX Cos., Inc.	23,757
6,090		Wal-Mart Stores, Inc.	266,863
4,240		Walgreen Co.	184,227
490		Wendy’s Intl., Inc.	22,124
750		Yum! Brands, Inc.	36,308

			1,811,286

		Savings and Loans: 0.4%
630		Golden West Financial Corp.	37,416
2,940		Washington Mutual, Inc.	115,307

			152,723

		Semiconductors: 2.0%
920	@	Altera Corp.	17,581
930		Analog Devices, Inc.	34,540
3,730		Applied Materials, Inc.	63,261
620	@	Broadcom Corp.	29,084
450	@	Freescale Semiconductor, Inc.	10,611
15,000		Intel Corp.	369,750
440		KLA-Tencor Corp.	21,454
780		Linear Technology Corp.	29,320
970	@	LSI Logic Corp.	9,555
840		Maxim Integrated Products, Inc.	35,826
1,420		National Semiconductor Corp.	37,346
370	@	Nvidia Corp.	12,684
340	@	QLogic Corp.	11,628
5,420		Texas Instruments, Inc.	183,738

			866,378

		Software: 2.7%
1,260		Adobe Systems, Inc.	37,611
960		Autodesk, Inc.	44,582
1,500		Automatic Data Processing, Inc.	64,560
960	@	BMC Software, Inc.	20,256
740	@	Citrix Systems, Inc.	18,604
990		Computer Associates Intl., Inc.	27,532
1,730	@	Compuware Corp.	16,435
780	@	Electronic Arts, Inc.	44,374
1,940		First Data Corp.	77,600
430	@	Fiserv, Inc.	19,724
510		IMS Health, Inc.	12,837
800	@	Intuit, Inc.	35,848
190	@	Mercury Interactive Corp.	7,524
22,590		Microsoft Corp.	581,240
1,550	@	Novell, Inc.	11,548
12,520	@	Oracle Corp.	155,122
1,150	@	Parametric Technology Corp.	8,016
1,260		Siebel Systems, Inc.	13,016

			1,196,429

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.4%
100		Alltel Corp.	$6,511
630	@	Avaya, Inc.	6,489
4,490		Bellsouth Corp.	118,087
570		CenturyTel, Inc.	19,939
15,700	@	Cisco Systems, Inc.	281,500
450	@	Comverse Technology, Inc.	11,822
3,420	@	Corning, Inc.	66,109
8,220		Motorola, Inc.	181,580
4,050		Qualcomm, Inc.	181,238
4,780	@	Qwest Communications Intl.	19,598
8,100		SBC Communications, Inc.	194,157
380		Scientific-Atlanta, Inc.	14,254
7,240		Sprint Corp.	172,167
1,100	@	Tellabs, Inc.	11,572
6,740		Verizon Communications, Inc.	220,330

			1,505,353

		Textiles: 0.0%
330		Cintas Corp.	13,547

			13,547

		Toys/Games/Hobbies: 0.1%
750		Hasbro, Inc.	14,738
1,020		Mattel, Inc.	17,013

			31,751

		Transportation: 1.0%
920		Burlington Northern Santa Fe Corp.	55,016
910		CSX Corp.	42,297
770		FedEx Corp.	67,090
1,830		Norfolk Southern Corp.	74,225
160		Union Pacific Corp.	11,472
2,690		United Parcel Service, Inc.	185,959

			436,059

		Total Common Stock
		(Cost $27,327,397)	27,364,439

ING GET U.S. Core Portfolio Series 9	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.7%
		Federal National Mortgage Association: 24.7%
$15,000,000		5.330%, due 11/15/12		$10,829,265

		Total U.S. Government Agency Obligations
		(Cost $11,021,974)		10,829,265

U.S. TREASURY OBLIGATIONS: 12.6%
		U.S. Treasury STRIP: 12.6%
7,430,000		4.260%, due 08/15/12		5,558,925

		Total U.S. Treasury Obligations
		(Cost $5,628,725)		5,558,925

		Total Long-Term Investments
		(Cost $43,978,096)		43,752,629

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
251,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $251,079 to be received upon repurchase (Collateralized by $261,000 Federal Home Loan Mortgage Corporation, 2.250%, Market Value plus accrued interest $256,881, due 12/04/06)		251,000

		Total Short-Term Investments
		(Cost $251,000)		251,000

		Total Investments In Securities
		(Cost $44,229,096)*	100.2%	$44,003,629
		Other Assets and Liabilities—Net	(0.2)	(94,937)

		Net Assets	100.0%	$43,908,692

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $44,397,867.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$280,815
		Gross Unrealized Depreciation		(675,053)

		Net Unrealized Depreciation		$(394,238)

ING GET U.S. Core Portfolio Series 10	PORTFOLIO OF INVESTMENTS as of September 30, 2005(Unaudited)

Principal
Amount				Value

Short-Term Investments: 100.0%
		Commercial Paper: 83.7%
$688,000		American Honda Financial Corp., 3.750%, due 10/12/05		$687,140
300,000	@@	ANZ National Ltd., 3.800%, due 10/06/05		299,810
900,000	@@	ASB Bank Ltd., 3.750%, due 10/11/05		898,968
900,000	@@	Barton Capital Corp., 3.750%, due 10/04/05		899,625
330,000		CAFCO LLC, 3.760%, due 10/13/05		329,553
500,000		Crown Point Capital Co., 3.750%, due 10/05/05		499,740
341,000		Crown Point Capital Co., 3.830%, due 10/13/05		340,530
1,000,000	@@	Danske Bank, 3.700%, due 12/02/05		993,570
900,000		Dexia Delaware, 3.760%, due 10/14/05		898,687
1,000,000	@@	HBOS Treasury 3.690%, due 12/01/05		993,690
900,000		Jupiter Securities, 3.750%, due 10/04/05		899,625
900,000		Louis Dreyfus Corp., 3.770%, due 10/17/05		898,402
616,000		Old Line Funding Corp., 3.780%, due 10/6/05		615,612
900,000		Park Avenue Receivables, 3.750%, due 10/12/05		898,875
900,000		Rabobank USA Finance, 3.790%, due 11/28/05		894,438
900,000	@@	Royal Bank of Scotland, 3.690%, due 9/20/05		894,321
900,000	@@	Saint Germain Holdings, Ltd., 3.810%, due 11/28/05		895,543
900,000		Socitete Generale North America, 3.700%, due 12/02/05		894,213
900,000		Three Pillars Funding, 3.810%, due 11/15/05		895,641
944,000		Thunder Bay Funding, 3.770%, due 10/17/05		942,324
1,000,000		Total Finance, 3.690%, due 12/01/05		993,690
995,000		UBS Finance, 3.750%, due 10/03/05		994,689
1,000,000		Verizon Global Funding Corp., 3.750%, due 10/03/05		999,688
952,000		Yorktown Capital LLC, 3.750%, due 10/03/05		951,703

		Total Commercial Paper
		(Cost $19,510,077)		19,510,077

		Repurchase Agreement: 16.3%
3,799,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.750%, due 10/03/05, $3,800,187 to be received upon repurchase (Collateralized by $3,875,000 Federal Home Loan Mortgage Corporation, 5.125%, Market Value plus accrued interest $3,957,528, due 11/07/13)		3,799,000

		Total Repurchase Agreement
		(Cost $3,799,000)		3,799,000

		Total Investments In Securities
		(Cost $23,309,077)*	100.0%	$23,309,077
		Other Assets and Liabilities—Net	0.0%	$4,444

		Net Assets	100.0%	$23,304,633

	@@	Foreign Issuer
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

ING VP Global Equity Dividend Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 94.8%
		AUSTRALIA: 6.5%
32,160		Australia & New Zealand Banking Group Ltd.	$589,669
43,940		Coca-Cola Amatil Ltd.	265,904
23,950		Publishing & Broadcasting Ltd.	301,603
41,754		Santos Ltd.	397,684
21,185		St. George Bank Ltd.	450,982
65,902		Stockland	310,092
17,598		Suncorp-Metway Ltd.	265,383
26,398		TABCorp Holdings Ltd.	347,939
11,272		Wesfarmers Ltd.	345,972
41,063		Westfield Group	526,905

			3,802,133

		BELGIUM: 1.0%
19,315		Fortis	560,768

			560,768

		BRAZIL: 2.6%
15,089		Cia Siderurgica Nacional SA ADR	350,367
6,300		Cia Vale do Rio Doce ADR	276,318
9,600		Petroleo Brasileiro SA ADR	612,000
17,700		Tele Norte Leste Participacoes SA ADR	292,581

			1,531,266

		CANADA: 5.2%
22,200		BCE, Inc.	609,228
9,600		Canadian Imperial Bank of Commerce	600,517
7,317		Enerplus Resources Fund	345,362
10,254		Fording Canadian Coal Trust	436,513
11,500	@	Precision Drilling Corp.	566,875
16,775		TransCanada Corp.	513,107

			3,071,602

		CHINA: 1.0%
680,000		PetroChina Co., Ltd.	568,428

			568,428

		DENMARK: 2.0%
18,000		Danske Bank A/S ADR	553,121
11,000		TDC A/S	593,660

			1,146,781

		FINLAND: 0.9%
27,400		UPM-Kymmene Oyj	550,632

			550,632

ING VP Global Equity Dividend Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares		Value

	FRANCE: 1.6%
11,189	PagesJaunes SA	$307,069
5,262	Societe Generale	603,091

		910,160

	GERMANY: 1.1%
35,916	Deutsche Telekom AG	656,573

		656,573

	GREECE: 0.9%
8,990	Greek Organization of Footbal Prognostics SA	280,631
11,090	Public Power Corp.	244,881

		525,512

	HONG KONG: 1.4%
78,000	Citic Pacific Ltd.	218,526
48,000	CLP Holdings Ltd.	286,568
92,000	Hong Kong Exchanges and Clearing Ltd.	315,922

		821,016

	INDONESIA: 0.4%
1,496,000	Bank Mandiri Persero Tbk PT	211,212

		211,212

	IRELAND: 0.9%
24,770	Allied Irish Banks PLC	529,487

		529,487

	ISRAEL: 0.5%
77,049	Bank Hapoalim Ltd.	299,682

		299,682

	ITALY: 5.4%
78,842	Enel S.p.A.	680,237
23,159	ENI S.p.A.	689,143
104,124	Snam Rete Gas S.p.A.	609,767
210,759	Telecom Italia S.p.A.	588,839
101,195	UniCredito Italiano S.p.A.	572,922

		3,140,908

	MEXICO: 0.3%
2,100	Grupo Televisa SA ADR	150,591

		150,591

	NETHERLANDS: 3.4%
22,185	ABN AMRO Holding NV	533,256
13,385	Akzo Nobel NV	586,349

ING VP Global Equity Dividend Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares		Value

	NETHERLANDS: 3.4% (continued)
3,371	Rodamco Europe NV	$292,707
17,792	Royal Dutch Shell PLC	589,257

		2,001,569

	NEW ZEALAND: 1.1%
153,961	Telecom Corp. of New Zealand Ltd.	643,567

		643,567

	NORWAY: 0.9%
53,600	DNB NOR ASA	554,860

		554,860

	PANAMA: 0.2%
8,800	Banco Latinoamericano de Exportaciones SA	149,424

		149,424

	PORTUGAL: 0.9%
57,695	Portugal Telecom SGPS SA	528,069

		528,069

	SINGAPORE: 0.9%
66,000	United Overseas Bank Ltd.	551,890

		551,890

	SOUTH AFRICA: 1.0%
111,738	FirstRand Ltd.	298,287
14,217	Telkom SA Ltd.	282,008

		580,295

	SOUTH KOREA: 1.4%
10,900	KT Corp. ADR	245,250
6,410	KT&G Corp.	278,046
3,520	S-Oil Corp.	288,378

		811,674

	SPAIN: 1.0%
21,067	Endesa SA	565,760

		565,760

	SWEDEN: 3.8%
23,100	ForeningsSparbanken AB	560,744
12,688	Sandvik AB	633,808
25,000	Skanska AB	370,526
15,200	Volvo AB	665,827

		2,230,905

ING VP Global Equity Dividend Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares		Value

	TAIWAN: 1.7%
118,361	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$972,927

		972,927

	THAILAND: 1.0%
108,300	Advanced Info Service PCL	286,031
44,100	Siam Cement PCL	274,008

		560,039

	UNITED KINGDOM: 13.0%
55,987	Barclays PLC	567,208
36,938	Barratt Developments PLC	495,687
28,534	BOC Group PLC	582,918
122,420	Centrica PLC	533,844
39,016	Diageo PLC	563,132
244,333	Dixons Group PLC	651,421
38,548	Gallaher Group PLC	600,688
35,287	GlaxoSmithKline PLC	902,846
34,009	GUS PLC	514,585
38,285	Persimmon PLC	582,692
25,075	Provident Financial PLC	278,391
19,061	Royal Bank of Scotland Group PLC	543,078
43,476	Severn Trent PLC	763,481

		7,579,971

	UNITED STATES: 32.8%
12,067	Altria Group, Inc.	889,458
10,331	Ameren Corp.	552,605
15,000	American Capital Strategies Ltd.	549,900
9,394	Arthur J Gallagher & Co.	270,641
16,758	Bank of America Corp.	705,511
22,657	Bristol-Myers Squibb Co.	545,127
15,218	Citigroup, Inc.	692,724
32,495	Citizens Communications Co.	440,307
25,511	ConAgra Foods, Inc.	631,397
5,731	Deluxe Corp.	230,157
5,800	Developers Diversified Realty Corp.	270,860
13,848	Du Pont EI de Nemours & Co.	542,426
19,701	Duke Energy Corp.	574,678
8,900	Duke Realty Corp.	301,533
17,691	First Horizon National Corp.	643,068
8,028	General Maritime Corp.	295,511
10,000	Health Care Property Investors, Inc.	269,900
6,100	Hospitality Properties Trust	261,446
9,435	IMPAC Mortgage Holdings, Inc.	115,673
6,249	iStar Financial, Inc.	252,647
20,437	KeyCorp	659,093
5,400	Kinder Morgan Energy Partners LP	285,390
5,989	Kinder Morgan, Inc.	575,903
6,600	Liberty Property Trust	280,764
30,208	Merck & Co., Inc.	821,960
14,077	New York Community Bancorp, Inc.	230,863
8,432	Oneok, Inc.	286,857

ING VP Global Equity Dividend Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		UNITED STATES: 32.8% (continued)
12,321		Packaging Corp. of America		$239,151
12,500		Public Service Enterprise Group, Inc.		804,499
4,930		Rayonier, Inc.		284,067
25,400		Regal Entertainment Group		509,016
8,076		Reynolds American, Inc.		670,470
28,785		Sara Lee Corp.		545,476
23,326		SBC Communications, Inc.		559,123
7,600		Simon Property Group, Inc.		563,312
16,613		Southern Co.		594,081
10,423		Thornburg Mortgage, Inc.		261,200
18,647		U.S. Bancorp		523,608
11,500		United Dominion Realty Trust, Inc.		272,550
15,585		UST, Inc.		652,388
13,295		Washington Mutual, Inc.		521,430

				19,176,770

		Total Common Stock
		(Cost $52,618,235)		55,384,471

EQUITY LINKED SECURITY: 2.2%
		LUXEMBOURG: 0.7%
5,808		Hero Honda Motors Ltd.		98,097
41,500		Hindustan Petroleum Corp.		298,800

				396,897

		TAIWAN: 1.5%
169,282	@	Acer, Inc.		348,404
574,000	@	China Steel Corp.,		552,941

				901,345

		Total Equity Linked Security
		(Cost $1,260,184)		1,298,242

WARRANTS: 1.7%
		LUXEMBOURG: 1.7%
140,000	@	Formosa Chemicals & Fibre Corp., expires 11/04/05		268,213
377,000	@, #	Mega Financial Holding Co. Ltd., expires 01/26/07		237,510
20,249	@	Oil & Natural Gas Corp. Ltd., expires 03/09/09		489,216

				994,939

		Total Warrants
		(Cost $997,215)		994,939

		Total Investments In Securities
		(Cost $54,875,634)*	98.7%	$57,677,652
		Other Assets and Liabilities—Net	1.3	746,135

		Net Assets	100.0%	$58,423,787

ING VP Global Equity Dividend Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $54,959,245
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,949,624
		Gross Unrealized Depreciation	(1,231,217)

		Net Unrealized Appreciation	$2,718,407

ING VP Global Equity Dividend Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Advertising	0.5%
Agriculture	5.3
Auto Manufacturers	1.1
Banks	20.3
Beverages	1.4
Building Materials	0.5
Chemicals	3.4
Coal	0.8
Commercial Services	0.4
Diversified Financial Services	3.2
Electric	7.4
Engineering and Construction	0.6
Entertainment	2.0
Food	2.0
Forest Products and Paper	1.4
Gas	2.5
Hand/Machine Tools	1.1
Holding Companies-Diversified	0.4
Home Builders	1.8
Insurance	0.5
Investment Companies	0.9
Iron/Steel	1.5
Mining	0.8
Miscellaneous Manufacturing	0.5
Oil and Gas	0.6
Packaging and Containers	8.3
Pharmaceuticals	0.4
Pipelines	3.9
Real Estate	2.4
Real Estate Investment Trusts	1.4
Retail	6.9
Savings and Loans	1.3
Semiconductors	1.7
Telecommunications	9.8
Transportation	0.5
Water	1.3
Other Assets and Liabilities, Net	1.2

Net Assets	100%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005